UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31, 2011

Date of reporting period: January 1, 2011 through June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:	REPORTS TO STOCKHOLDERS.

LIFE SCIENCES SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

(January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period.You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11-6/30/11

Actual	$1,000.00	$1,080.50	$5.57
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.41

*

Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.08%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2011 (unaudited)

Top Ten Stock Holdings2

BioMerieux (France)	5.8%
Insulet Corp.	4.6%
Cerner Corp.	4.1%
Brookdale Senior Living, Inc.	3.9%
DexCom, Inc.	3.9%
[2] As a percentage of total investments.

UCB S.A. (Belgium)	3.4%
Alere, Inc.	3.3%
Gen-Probe, Inc.	3.0%
Sonic Healthcare Ltd. (Australia)	2.8%
Quidel Corp.	2.7%

2

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 97.2%

Health Care - 95.0%
Biotechnology - 15.4%
Cangene Corp. (Canada)*	475,000	$763,388
Dendreon Corp.*	146,000	5,758,240
Exact Sciences Corp.*	717,752	6,172,667
Intercell AG (Austria)*[1]	780,000	3,216,398
InterMune, Inc.*	159,000	5,700,150
Momenta Pharmaceuticals, Inc.*	312,230	6,075,996
Myriad Genetics, Inc.*	292,250	6,636,998
Swedish Orphan Biovitrum AB (Sweden)*[1]	740,501	2,930,804
United Therapeutics Corp.*	151,000	8,320,100

		45,574,741

Health Care Equipment & Supplies - 39.6%
Abaxis, Inc.*	232,500	6,335,625
Alere, Inc.*	273,000	9,997,260
Alere, Inc.*[2,3]	122,000	4,467,640
BioMerieux (France)[1]	152,777	17,723,676
Cochlear Ltd. (Australia)[1]	71,230	5,513,015
DexCom, Inc.*	815,000	11,809,350
Endologix, Inc.*	638,600	5,938,980
Gen-Probe, Inc.*	135,040	9,338,016
HeartWare International, Inc.*	61,200	4,533,696
Insulet Corp.*	633,970	14,055,115
Quidel Corp.*	550,000	8,332,500
Sirona Dental Systems, Inc.*	128,100	6,802,110
Straumann Holding AG (Switzerland)[1]	32,717	7,889,897
Thoratec Corp.*	148,000	4,857,360

		117,594,240

Health Care Providers & Services - 14.7%
Assisted Living Concepts, Inc. - Class A	212,070	3,558,535
Bio-Reference Laboratories, Inc.*	280,000	5,852,000
Brookdale Senior Living, Inc.*	494,000	11,979,500
Capital Senior Living Corp.*	470,000	4,366,300
China Cord Blood Corp. (Hong Kong)*	894,000	2,905,500
Sonic Healthcare Ltd. (Australia)[1]	614,000	8,496,816
Sunrise Senior Living, Inc.*	671,000	6,394,630

		43,553,281

Health Care Technology - 6.1%
Allscripts Healthcare Solutions, Inc.*	277,000	5,379,340
Cerner Corp.*	208,000	12,710,880

		18,090,220

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services - 10.1%
Luminex Corp.*	146,938	$3,071,004
Oxford Nanopore Technologies Ltd. (United Kingdom)*[4,5]	40,905	5,999,820
QIAGEN N.V. (Netherlands)*	273,000	5,192,460
Sequenom, Inc.*	1,085,000	8,191,750
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	423,880	7,443,333
		29,898,367
Pharmaceuticals - 9.1%
Green Cross Corp. (South Korea)[1]	43,000	6,519,901
Kalbe Farma Tbk PT (Indonesia)[1]	88,000	34,724
Optimer Pharmaceuticals, Inc.*	546,000	6,491,940
Strides Arcolab Ltd. (India)[1]	497,450	3,757,913
UCB S.A. (Belgium)[1]	228,939	10,287,437
		27,091,915

Total Health Care		281,802,764

Industrials - 2.2%
Research & Consulting Services - 2.2%
Qualicorp S.A. (Brazil)*	665,000	6,340,435

TOTAL COMMON STOCKS
(Identified Cost $246,282,505)		288,143,199

SHORT-TERM INVESTMENTS - 6.1%
Dreyfus Cash Management, Inc. - Institutional Shares[6], 0.10%, (Identified Cost $18,304,401)	18,304,401	18,304,401

TOTAL INVESTMENTS - 103.3%
(Identified Cost $264,586,906)		306,447,600
LIABILITIES, LESS OTHER ASSETS - (3.3%)		(9,921,919)
NET ASSETS - 100%		$296,525,681

ADR—	American Depository Receipt
*	Non-income producing security
[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]

Restricted security - Investment in security that is restricted as to public resale under the Securities Act of 1933, as amended. This security amounts to $4,467,640, or 1.5% of the Series’ net assets as of June 30, 2011 (see Note 2 to the financial statements).

[3]

This security was acquired on February 3, 2006 at a cost of $2,978,020 ($24.41 per share) and has been determined to be liquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

[4]	Security has been valued at fair value (see Note 2 to the financial statements).
[5]

This security was acquired on April 26, 2011 at a cost of $6,149,543 ($150.34 per share) and has been determined to be illiquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

[6]	Rate shown is the current yield as of June 30, 2011.

4	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments, at value (identified cost $264,586,906) (Note 2)	$306,447,600
Foreign currency, at value (cost $38,822)	39,106
Cash	124,778
Receivable for fund shares sold	211,871
Foreign tax reclaims receivable	192,149
Dividends receivable	1,708

TOTAL ASSETS	307,017,212

LIABILITIES:

Accrued management fees (Note 3)	240,738
Accrued fund accounting and administration fees (Note 3)	13,156
Accrued transfer agent fees (Note 3)	4,051
Accrued Chief Compliance Officer service fees (Note 3)	466
Payable for securities purchased	9,919,082
Payable for fund shares repurchased	279,799
Other payables and accrued expenses	34,239

TOTAL LIABILITIES	10,491,531

TOTAL NET ASSETS	$296,525,681

NET ASSETS CONSIST OF:

Capital stock	$225,320
Additional paid-in-capital	246,877,321
Undistributed net investment loss	(562,136)
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	8,095,282
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	41,889,894

TOTAL NET ASSETS	$296,525,681

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($296,525,681/22,531,961 shares)	$13.16

The accompanying notes are an integral part of the financial statements.	5

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $109,245)	$989,594

EXPENSES:
Management fees (Note 3)	1,413,029
Fund accounting and administration fees (Note 3)	32,301
Transfer agent fees (Note 3)	9,429
Directors’ fees (Note 3)	3,367
Chief Compliance Officer service fees (Note 3)	1,314
Custodian fees	24,865
Miscellaneous	46,483

Total Expenses	1,530,788

NET INVESTMENT LOSS	(541,194)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	29,239,451
Foreign currency and translation of other assets and liabilities	(231,420)

29,008,031

Net change in unrealized appreciation (depreciation) on-
Investments	(6,838,350)
Foreign currency and translation of other assets and liabilities	12,888
(6,825,462)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	22,182,569

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,641,375

6	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/11 (unaudited)	For the Year Ended 12/31/10
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss	$(541,194)	$(1,088,986)
Net realized gain on investments and foreign currency	29,008,031	18,233,679
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(6,825,462)	17,294,176

Net increase from operations	21,641,375	34,438,869

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	27,320,396	(59,818,922)

Net increase (decrease) in net assets	48,961,771	(25,380,053)

NET ASSETS:

Beginning of period	247,563,910	272,943,963

End of period (including undistributed net investment loss of $562,136 and $20,942, respectively)	$296,525,681	$247,563,910

The accompanying notes are an integral part of the financial statements.

7

Financial Highlights

	For the Six Months Ended 6/30/11 (unaudited)	For the Years Ended
		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.18	$10.61	$6.99	$11.54	$11.41	$12.10

Income (loss) from investment operations:
Net investment loss	(0.02)[1]	(0.04)[1]	(0.05)[1]	(0.06)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	1.00	1.61	3.67	(4.38)	1.25	1.56

Total from investment operations	0.98	1.57	3.62	(4.44)	1.17	1.51

Less distributions to shareholders:
From net realized gain on investments	—	—	—	(0.11)	(1.04)	(2.20)

Net asset value - End of period	$13.16	$12.18	$10.61	$6.99	$11.54	$11.41

Net assets - End of period (000’s omitted)	$296,526	$247,564	$272,944	$182,704	$299,669	$233,072

Total return[2]	8.05%	14.80%	51.79%	(38.77%)	10.62%	12.52%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.08%[3]	1.09%	1.11%	1.12%	1.12%	1.14%
Net investment loss	(0.38%)[3]	(0.41%)	(0.55%)	(0.65%)	(0.75%)	(0.51%)
Portfolio turnover	42%	67%	95%	94%	95%	93%

*         The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[4]	0.01%	N/A	N/A	N/A

[1]	Calculated based on average shares outstanding during the periods.

[2]

Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[3]	Annualized.

[4]	Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

8

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Life Sciences Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in the life sciences industry.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). On November 5, 1999, the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates. On May 1, 2001, the Series began offering shares directly to investors. Previously, the Series was available from time to time to advisory clients and employees of the Advisor. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2011, 6.4 billion shares have been designated in total among 31 series, of which 100 million have been designated as Life Sciences Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). In accordance with the procedures approved by the Board, certain securities trading outside the U.S. whose values were adjusted following the close of local trading use a factor from a third party vendor to the extent available. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets

9

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Health Care	$281,802,764	$209,432,363	$66,370,581	$5,999,820
Industrials	6,340,435	6,340,435	—	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	18,304,401	18,304,401	—	—
Other financial instruments**	—	—	—	—

Total assets	306,447,600	234,077,199	66,370,581	5,999,820

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$306,447,600	$234,077,199	$66,370,581	$5,999,820

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Equity Securities	Preferred Securities
Balance as of December 31, 2010 (market value)	$—	$—
Net realized gain (loss)	(95,898)	(2,312,500)
Change in unrealized appreciation (depreciation)***	(53,825)	2,312,500
Purchases	6,149,543	—
Sales	—	—
Transfers in	—	—
Transfers out	—	—

Balance as of June 30, 2011 (market value)	$5,999,820	$—

*

Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2011, the Series did not hold any derivative instruments.

***	The change in unrealized appreciation (depreciation) on securities still held at June 30, 2011 was ($149,723).

10

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Restricted securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio.

Affiliated Companies

The 1940 Act defines “affiliated companies” to include securities in which a series owns 5% or more of the outstanding voting securities of the issuer. The following transactions were effected for the period ended June 30, 2011:

Name of Issuer	Value at 12/31/10	Purchase Cost	Sales Proceeds	Value at 6/30/11	Shares Held at 6/30/11	Dividend Income 12/31/10 through 6/30/11	Net Realized Gain (Loss) 12/31/10 through 6/30/11
Avalon
HealthCare
Holdings, Inc. -
Series D	$—	$—	$—	$—	—	$—	$(2,312,500)
Avalon
HealthCare
Holdings, Inc.	—	—	—	—	—	—	(76,718)
Avalon
HealthCare
Holdings, Inc. -
Warrants 2/27/2014	—	—	—	—	—	—	(19,180)

	$—	$—	$—	$—	—	$—	$(2,408,398)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2011, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2007 through December 31, 2010. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor did not waive any fees for the six months ended June 30, 2011. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction- and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2011, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $140,699,493 and $113,856,492, respectively. There were no purchases or sales of U.S. Government securities.

13

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Life Sciences Series were:

	For the Six Months Ended 6/30/11		For the Year Ended 12/31/10
	Shares	Amount	Shares	Amount
Sold	3,188,826	$40,064,399	2,426,114	$26,545,889
Reinvested	—	—	—	—
Repurchased	(987,037)	(12,744,003)	(7,813,236)	(86,364,811)

Total	2,201,789	$27,320,396	(5,387,122)	$(59,818,922)

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives’ counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series during the six months ended June 30, 2011.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	LIFE SCIENCES SECURITIES

The Series may focus its investments in certain related life sciences industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

There were no distributions to shareholders for the year ended December 31, 2010 or the six months ended June 30, 2011.

14

Notes to Financial Statements (unaudited)

9.	FEDERAL INCOME TAX INFORMATION (continued)

At June 30, 2011, the Series had a capital loss carryover of $20,419,145, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:

Loss Carryover	Expiration Date
$15,858,502	December 31, 2016
$ 4,560,643	December 31, 2017

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after December 31, 2010 will not be subject to expiration. In addition, such losses must be used prior to the losses incurred in the years preceding enactment.

At June 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$264,784,205
Unrealized appreciation	$51,259,711
Unrealized depreciation	(9,596,316)

Net unrealized appreciation	$41,663,395

15

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16

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17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings -Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report -Annual

4. Shareholder Report -Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and / or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please do not hesitate to contact Investor Services at 1-800-466-3863.

MNLFS-6/11-SAR

SMALL CAP SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11-6/30/11
Actual	$1,000.00	$1,070.00	$5.59
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46

*

Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.09%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2011 (unaudited)

Market Capitalization

Average	$18,597.24 Million
Median	964.80 Million
Weighted Average	30,215.15 Million

Top Ten Stock Holdings2

Imax Corp. (Canada)	3.2%
RailAmerica, Inc.	2.6%
Westport Innovations, Inc. (Canada)	2.2%
Eagle Materials, Inc.	2.1%
US Airways Group, Inc.	2.1%
Wabash National Corp.	1.9%
Calgon Carbon Corp.	1.9%
Sequenom, Inc.	1.9%
Green Cross Corp. (South Korea)	1.9%
Tomra Systems ASA (Norway)	1.8%

[2]	As a percentage of total investments.

2

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 97.3%

Consumer Discretionary - 21.3%
Auto Components - 1.2%
Cooper Tire & Rubber Co.	131,190	$2,596,250

Distributors - 1.7%
Inchcape plc (United Kingdom)[1]	533,031	3,579,379

Diversified Consumer Services - 2.1%
Capella Education Co.*	21,480	898,938
Grand Canyon Education, Inc.*	113,580	1,610,564
Strayer Education, Inc.	16,890	2,134,727

		4,644,229

Household Durables - 0.8%
Lennar Corp. - Class A	89,340	1,621,521

Internet & Catalog Retail - 0.8%
Ocado Group plc (United Kingdom)*,1	611,870	1,790,230

Media - 4.4%
Imax Corp. (Canada)*	211,620	6,862,837
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	601,410	2,791,719

		9,654,556

Specialty Retail - 10.3%
Chico’s FAS, Inc.	183,690	2,797,599
Dick’s Sporting Goods, Inc.*	96,700	3,718,115
The Finish Line, Inc. -Class A	137,030	2,932,442
Group 1 Automotive, Inc.	56,040	2,307,727
Lumber Liquidators Holdings, Inc.*	132,110	3,355,594
Penske Automotive Group, Inc.	111,000	2,524,140
Select Comfort Corp.*	138,762	2,494,941
Sonic Automotive, Inc. - Class A	163,780	2,399,377

		22,529,935

Total Consumer Discretionary		46,416,100

Consumer Staples - 5.8%
Beverages - 3.0%
Boston Beer Co., Inc. - Class A*	26,830	2,403,968
C&C Group plc (Ireland)[1]	497,040	2,586,182
Central European Distribution Corp.*	145,240	1,626,688

		6,616,838

Food & Staples Retailing - 1.1%
SUPERVALU, Inc.	251,100	2,362,851

Food Products - 1.7%
Flowers Foods, Inc.	107,145	2,361,476

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Tootsie Roll Industries, Inc.	44,254	$1,294,872

		3,656,348

Total Consumer Staples		12,636,037

Energy - 7.1%
Energy Equipment & Services - 6.1%
Calfrac Well Services Ltd. (Canada)	60,840	2,004,134
Global Geophysical Services, Inc.*	153,680	2,735,504
ION Geophysical Corp.*	249,310	2,358,473
Key Energy Services, Inc.*	63,500	1,143,000
Petroleum Geo-Services ASA (Norway)*,1	144,580	2,065,437
Trican Well Service Ltd. (Canada)	131,340	3,085,867

		13,392,415

Oil, Gas & Consumable Fuels - 1.0%
Paladin Energy Ltd. (Australia)*	793,210	2,154,814

Total Energy		15,547,229

Financials - 9.1%
Commercial Banks - 2.0%
First Commonwealth Financial Corp.	322,230	1,849,600
First Financial Bancorp	153,160	2,556,240

		4,405,840

Real Estate Investment Trusts (REITS) - 6.0%
American Campus Communities, Inc.	32,600	1,157,952
BioMed Realty Trust, Inc.	57,890	1,113,804
Corporate Office Properties Trust	85,740	2,667,371
DiamondRock Hospitality Co.	152,090	1,631,926
DuPont Fabros Technology, Inc.	65,620	1,653,624
Education Realty Trust, Inc.	140,020	1,199,971
Home Properties, Inc.	29,280	1,782,566
Sunstone Hotel Investors, Inc.*	204,170	1,892,656

		13,099,870

Thrifts & Mortgage Finance - 1.1%
First Niagara Financial Group, Inc.	183,630	2,423,916

Total Financials		19,929,626

Health Care - 14.4%
Health Care Equipment & Supplies - 5.8%
Abaxis, Inc.*	72,450	1,974,263
Alere, Inc.*	41,876	1,533,499
DexCom, Inc.*	79,760	1,155,722

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
HeartWare International, Inc.*	28,550	$2,114,984
Insulet Corp.*	105,990	2,349,798
Quidel Corp.*	152,500	2,310,375
Thoratec Corp.*	34,100	1,119,162

		12,557,803

Health Care Providers & Services - 3.2%
Assisted Living Concepts, Inc. - Class A	66,900	1,122,582
Brookdale Senior Living, Inc.*	136,630	3,313,277
Capital Senior Living Corp.*	156,300	1,452,027
Sunrise Senior Living, Inc.*	120,740	1,150,652

		7,038,538

Life Sciences Tools & Services - 3.6%
Sequenom, Inc.*	543,940	4,106,747
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	209,520	3,679,171

		7,785,918

Pharmaceuticals - 1.8%
Green Cross Corp. (South Korea)[1]	26,610	4,034,757

Total Health Care		31,417,016

Industrials - 21.1%
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc.*	31,400	1,868,614

Airlines - 3.5%
Copa Holdings S.A. - Class A (Panama)	49,220	3,284,943
US Airways Group, Inc.*	501,030	4,464,177

		7,749,120

Commercial Services & Supplies - 2.4%
Interface, Inc. - Class A	61,360	1,188,543
Tomra Systems ASA (Norway)[1]	456,510	3,973,298

		5,161,841

Construction & Engineering - 0.7%
MYR Group, Inc.*	66,440	1,554,696

Machinery - 7.7%
Astec Industries, Inc.*	47,370	1,751,743
Graham Corp.	50,850	1,037,340
Meritor, Inc.*	106,240	1,704,090
Okano Valve Manufacturing Co. (Japan)[1]	167,900	791,958
Titan International, Inc.	107,480	2,607,465
Wabash National Corp.*	447,610	4,194,106

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Westport Innovations, Inc. (Canada)*	194,610	$4,674,532

		16,761,234

Marine - 1.5%
Baltic Trading Ltd.	138,290	793,785
D/S Norden (Denmark)[1]	73,680	2,538,410

		3,332,195

Road & Rail - 4.5%
Heartland Express, Inc.	133,310	2,207,614
Knight Transportation, Inc.	114,840	1,951,132
RailAmerica, Inc.*	373,540	5,603,100

		9,761,846

Total Industrials		46,189,546

Information Technology - 11.6%
Communications Equipment - 2.3%
Infinera Corp.*	507,180	3,504,614
Meru Networks, Inc.*	132,800	1,594,928

		5,099,542

Computers & Peripherals - 0.7%
Immersion Corp.*	173,210	1,477,481

Internet Software & Services - 2.5%
comScore, Inc.*	42,650	1,104,635
Liquidity Services, Inc.*	137,450	3,245,195
VistaPrint N.V. (Netherlands)*	20,630	987,145

		5,336,975

Software - 6.1%
CommVault Systems, Inc.*	31,930	1,419,289
DemandTec, Inc.*	165,350	1,504,685
Fortinet, Inc.*	40,210	1,097,331
QLIK Technologies, Inc.*	65,340	2,225,480
RealPage, Inc.*	42,870	1,134,769
SolarWinds, Inc.*	136,400	3,565,496
Taleo Corp. - Class A*	66,020	2,444,721

		13,391,771

Total Information Technology		25,305,769

Materials - 5.8%
Chemicals - 3.7%
Calgon Carbon Corp.*	244,600	4,158,200
Flotek Industries, Inc.*	253,510	2,159,905

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
The Scotts Miracle-Gro Co. - Class A	35,400	$1,816,374

		8,134,479

Construction Materials - 2.1%
Eagle Materials, Inc.	160,990	4,486,791

Total Materials		12,621,270

Utilities - 1.1%
Independent Power Producers & Energy Traders - 1.1%
GenOn Energy, Inc.*	607,963	2,346,737

TOTAL COMMON STOCKS (Identified Cost $184,208,735)		212,409,330

SHORT-TERM INVESTMENTS - 2.1%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.10% (Identified Cost $4,483,582)	4,483,582	4,483,582

TOTAL INVESTMENTS - 99.4% (Identified Cost $188,692,317)		216,892,912

OTHER ASSETS, LESS LIABILITIES - 0.6%		1,330,535

NET ASSETS - 100%		$218,223,447

ADR - American Depository Receipt

*	Non-income producing security
[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]	Rate shown is the current yield as of June 30, 2011.

The accompanying notes are an integral part of the financial statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments, at value (identified cost $188,692,317) (Note 2)	$216,892,912
Foreign currency, at value (cost $27,018)	27,214
Receivable for securities sold	1,542,249
Dividends receivable	142,848
Receivable for fund shares sold	109,918
Foreign tax reclaims receivable	23,963

TOTAL ASSETS	218,739,104

LIABILITIES:

Accrued management fees (Note 3)	174,249
Accrued fund accounting and administration fees (Note 3)	9,787
Accrued transfer agent fees (Note 3)	3,906
Accrued Chief Compliance Officer service fees (Note 3)	466
Accrued directors’ fees (Note 3)	4
Payable for fund shares repurchased	287,914
Other payables and accrued expenses	39,331

TOTAL LIABILITIES	515,657

TOTAL NET ASSETS	$218,223,447

NET ASSETS CONSIST OF:

Capital stock	$219,562
Additional paid-in-capital	226,381,368
Undistributed net investment loss	(68,296)
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(36,510,683)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	28,201,496

TOTAL NET ASSETS	$218,223,447

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($218,223,447/21,956,240 shares)	$9.94

8	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $48,807)	$1,105,084

EXPENSES:

Management fees (Note 3)	1,072,882
Fund accounting and administration fees (Note 3)	26,799
Transfer agent fees (Note 3)	9,744
Directors’ fees (Note 3)	2,699
Chief Compliance Officer service fees (Note 3)	1,314
Custodian fees	11,849
Miscellaneous	48,093

Total Expenses	1,173,380

NET INVESTMENT LOSS	(68,296)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	28,451,717
Foreign currency and translation of other assets and liabilities	(7,478)

28,444,239

Net change in unrealized appreciation (depreciation) on-
Investments	(13,911,997)
Foreign currency and translation of other assets and liabilities	463

(13,911,534)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	14,532,705

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,464,409

The accompanying notes are an integral part of the financial statements.	9

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/11 (unaudited)	For the Year Ended 12/31/10
INCREASE IN NET ASSETS:

OPERATIONS:

Net investment loss	$(68,296)	$(234,132)
Net realized gain on investments and foreign currency	28,444,239	28,494,683
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(13,911,534)	14,571,480

Net increase from operations	14,464,409	42,832,031

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(4,638,070)	(6,344,912)

Net increase in net assets	9,826,339	36,487,119

NET ASSETS:

Beginning of period	208,397,108	171,909,989

End of period (including undistributed net investment loss and undistributed net investment income of $(68,296) and $0, respectively)	$218,223,447	$208,397,108

10	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/11 (unaudited)

		For the Years Ended
		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.29	$7.39	$4.98	$10.21	$13.08	$13.66

Income (loss) from investment operations:
Net investment loss	(0.00) [1,2]	(0.01) [1]	(0.02) [1]	(0.02)	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	0.65	1.91	2.43	(5.12)	(1.25)	2.55

Total from investment operations	0.65	1.90	2.41	(5.14)	(1.26)	2.50

Less distributions to shareholders:
From net realized gain on investments	—	—	—	(0.09)	(1.61)	(3.08)

Net asset value - End of period	$9.94	$9.29	$7.39	$4.98	$10.21	$13.08

Net assets - End of period (000’s omitted)	$218,223	$208,397	$171,910	$120,162	$184,998	$175,491

Total return[3]	7.00%	25.71%	48.39%	(50.68%)	(9.32%)	18.06%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.09%[4]	1.12%	1.15%	1.15%	1.14%	1.16%
Net investment loss	(0.06%)[4]	(0.13%)	(0.34%)	(0.39%)	(0.08%)	(0.40%)
Portfolio turnover	42%	75%	76%	68%	64%	85%

*       The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[5]	0.00%[5]	N/A	N/A	N/A

[1]	Calculated based on average shares outstanding during the period.
[2]	Less than $(0.01) per share.
[3]

Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

[4]	Annualized.
[5]	Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Small Cap Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

The Series is authorized to issue five classes of shares (Class A, B, D, E and Z). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2011, 6.4 billion shares have been designated in total among 31 series, of which 87.5 million have been designated as Small Cap Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). In accordance with the procedures approved by the Board, certain securities trading outside the U.S. whose values were adjusted following the close of local trading use a factor from a third party vendor to the extent available. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$46,416,100	$38,254,772	$8,161,328	$—
Consumer Staples	12,636,037	10,049,855	2,586,182	—
Energy	15,547,229	13,481,792	2,065,437	—
Financials	19,929,626	19,929,626	—	—
Health Care	31,417,016	27,382,259	4,034,757	—
Industrials	46,189,546	38,885,880	7,303,666	—
Information Technology	25,305,769	25,305,769	—	—
Materials	12,621,270	12,621,270	—	—
Utilities	2,346,737	2,346,737	—	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	4,483,582	4,483,582	—	—
Other financial instruments**	—	—	—	—

Total assets	216,892,912	192,741,542	24,151,370	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$216,892,912	$192,741,542	$24,151,370	$—

*

Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or June 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

13

Notes to Financial Statements (unaudited)

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2011, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

14

Notes to Financial Statements (unaudited)

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2007 through December 31, 2010. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor did not waive any fees for the six months ended June 30, 2011. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund

15

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction- and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2011, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $89,232,417 and $89,458,996, respectively. There were no purchases or sales of U.S. Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of Small Cap Series were:

	For the Six Months Ended 6/30/11		For the Year Ended 12/31/10
	Shares	Amount	Shares	Amount
Sold	951,196	$9,078,842	2,171,584	$16,811,321
Reinvested	—	—	—	—
Repurchased	(1,417,481)	(13,716,912)	(3,002,811)	(23,156,233)

Total	(466,285)	$(4,638,070)	(831,227)	$(6,344,912)

Approximately 90% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion. At June 30, 2011, the retirement plan of the Advisor and its affiliates owned 42,305 shares (0.19% of shares outstanding) valued at $420,513.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives’ counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2011.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

16

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

There were no distributions to shareholders for the year ended December 31, 2010 or the six months ended June 30, 2011.

At December 31, 2010, the Series had a capital loss carryover of $64,954,922, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:

Loss Carryover	Expiration Date
$12,581,033	December 31, 2016
$52,373,889	December 31, 2017

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after December 31, 2010 will not be subject to expiration. In addition, such losses must be used prior to the losses incurred in the years preceding enactment.

At June 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$188,692,317
Unrealized appreciation	$35,241,904
Unrealized depreciation	(7,041,309)

Net unrealized appreciation	$28,200,595

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s
(SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and / or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please do not hesitate to contact Investor Services at 1-800-466-3863.

MNSCS-6/11-SAR

TECHNOLOGY SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11-6/30/11
Actual	$1,000.00	$1,093.70	$5.76
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56

*

Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2011 (unaudited)

Top Ten Stock Holdings2

Liberty Global, Inc. - Class A	4.4%
Qualcomm, Inc.	4.3%
Google, Inc. - Class A	3.7%
Autodesk, Inc.	3.6%
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	3.5%

Alcatel-Lucent - ADR (France)	3.4%
Sumco Corp. (Japan)	3.3%
EMC Corp.	3.3%
Indra Sistemas S.A. (Spain)	3.2%
Liquidity Services, Inc.	3.2%

[2]	As a percentage of total investments.

2

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 91.8%

Consumer Discretionary - 12.2%
Hotels, Restaurants & Leisure - 3.0%
Ctrip.com International Ltd. - ADR (China)*	117,630	$5,067,500

Internet & Catalog Retail - 3.1%
Amazon.com, Inc.*	25,500	5,214,495

Media - 6.1%
Liberty Global, Inc. - Class A*	165,000	7,431,600
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	650,800	3,020,985

		10,452,585

Total Consumer Discretionary		20,734,580

Health Care - 3.1%
Health Care Technology - 3.1%
Cerner Corp.*	85,160	5,204,128

Information Technology - 72.0%
Communications Equipment - 17.8%
Alcatel-Lucent - ADR (France)*	980,600	5,658,062
Cisco Systems, Inc	290,000	4,526,900
Infinera Corp.*	638,430	4,411,551
Meru Networks, Inc.*	213,000	2,558,130
Qualcomm, Inc	128,000	7,269,120
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	405,000	5,823,900

		30,247,663

Computers & Peripherals - 7.7%
Apple, Inc.*	12,400	4,162,308
EMC Corp.*	198,000	5,454,900
Immersion Corp.*	410,000	3,497,300

		13,114,508

Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp. - Class A	73,000	3,941,270

Internet Software & Services - 16.7%
comScore, Inc.*	128,840	3,336,956
Google, Inc. - Class A*	12,230	6,193,027
Liquidity Services, Inc.*	225,700	5,328,777
VistaPrint N.V. (Netherlands)*	93,000	4,450,050
Yandex N.V. - Class A (Netherlands)*	103,300	3,668,183
Youku.com, Inc. - ADR (China)*	153,000	5,255,550

		28,232,543

IT Services - 8.4%
Amadeus IT Holding S.A. - Class A (Spain)*[1]	176,000	3,658,320

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Amdocs Ltd. (Guernsey)*	170,000	$5,166,300
Indra Sistemas S.A. (Spain)[1]	260,000	5,363,295

		14,187,915

Semiconductors & Semiconductor Equipment - 5.4%
Advantest Corp. (Japan)[1]	196,000	3,608,247
Sumco Corp. (Japan)*[1]	330,500	5,595,495

		9,203,742

Software - 13.7%
Autodesk, Inc.*	158,000	6,098,800
DemandTec, Inc.*	240,000	2,184,000
Fortinet, Inc.*	64,080	1,748,743
RealPage, Inc.*	86,000	2,276,420
SolarWinds, Inc.*	152,000	3,973,280
SuccessFactors, Inc.*	100,200	2,945,880
Taleo Corp. - Class A*	106,000	3,925,180

		23,152,303

Total Information Technology		122,079,944

Materials - 4.5%
Chemicals - 4.5%
Monsanto Co.	57,790	4,192,087
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	65,000	3,484,115

Total Materials		7,676,202

TOTAL COMMON STOCKS (Identified Cost $135,705,882)		155,694,854
SHORT-TERM INVESTMENTS - 6.8%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.10% (Identified Cost $11,527,947)	11,527,947	11,527,947

TOTAL INVESTMENTS - 98.6% (Identified Cost $147,233,829)		167,222,801
OTHER ASSETS, LESS LIABILITIES - 1.4%		2,324,153

NET ASSETS - 100%		$169,546,954

ADR	- American Depository Receipt
*	Non-income producing security
[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]	Rate shown is the current yield as of June 30, 2011.

The accompanying notes are an integral part of the financial statements.	4

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments, at value (identified cost $147,233,829) (Note 2)	$167,222,801
Receivable for securities sold	2,495,595
Receivable for fund shares sold	140,808
Foreign tax reclaims receivable	18,640
Dividends receivable	2,040

TOTAL ASSETS	169,879,884

LIABILITIES:

Accrued management fees (Note 3)	134,673
Accrued fund accounting and administration fees (Note 3)	8,403
Accrued transfer agent fees (Note 3)	3,448
Accrued directors’ fees (Note 3)	513
Accrued Chief Compliance Officer service fees (Note 3)	466
Payable for fund shares repurchased	155,350
Other payables and accrued expenses	30,077

TOTAL LIABILITIES	332,930

TOTAL NET ASSETS	$169,546,954

NET ASSETS CONSIST OF:

Capital stock	$133,266
Additional paid-in-capital	137,774,217
Undistributed net investment loss	(304,256)
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	11,954,116
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	19,989,611

TOTAL NET ASSETS	$169,546,954

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($169,546,954/13,326,623 shares)	$12.72

5	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $71,545)	$619,890
Interest	3,582

Total Investment Income	623,472

EXPENSES:

Management fees (Note 3)	834,225
Fund accounting and administration fees (Note 3)	23,862
Transfer agent fees (Note 3)	8,246
Directors’ fees (Note 3)	2,574
Chief Compliance Officer service fees (Note 3)	1,314
Custodian fees	8,796
Miscellaneous	48,542

Total Expenses	927,559

NET INVESTMENT LOSS	(304,087)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	26,600,108
Foreign currency and translation of other assets and liabilities	(2,122)

26,597,986

Net change in unrealized appreciation (depreciation) on-
Investments	(11,457,718)
Foreign currency and translation of other assets and liabilities	639

(11,457,079)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	15,140,907

NET INCREA\SE IN NET ASSETS RESULTING FROM OPERATIONS	$14,836,820

The accompanying notes are an integral part of the financial statements.	6

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/11 (unaudited)	For the Year Ended 12/31/10
INCREASE IN NET ASSETS:

OPERATIONS:

Net investment loss	$(304,087)	$(935,982)
Net realized gain on investments and foreign currency	26,597,986	16,822,648
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(11,457,079)	14,923,959

Net increase from operations	14,836,820	30,810,625

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(12,689,711)	(21,141,317)

Net increase in net assets	2,147,109	9,669,308

NET ASSETS:

Beginning of period	167,399,845	157,730,537

End of year (including undistributed net investment loss of $304,256 and $169, respectively)	$169,546,954	$167,399,845

The accompanying notes are an integral part of the financial statements.

7

Financial Highlights

		For the Years Ended
	For the Six Months Ended 6/30/11 (unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.63	$9.73	$6.01	$11.29	$10.41	$8.37

Income (loss) from investmentoperations:
Net investment loss	(0.02)[1]	(0.06)[1]	(0.05)[1]	(0.05)	(0.05)	(0.01)
Net realized and unrealized gain (loss)on investments	1.11	1.96	3.77	(5.09)	2.34	2.05

Total from investment operations	1.09	1.90	3.72	(5.14)	2.29	2.04

Less distributions to shareholders:
From net realized gain on investments	—	—	—	(0.14)	(1.41)	—

Net asset value - End of period	$12.72	$11.63	$9.73	$6.01	$11.29	$10.41

Net assets - End of period (000’s omitted)	$169,547	$167,400	$157,731	$123,112	$227,679	$167,252

Total return[2]	9.37%	19.53%	61.90%	(45.86%)	22.55%	24.37%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.11%[3]	1.12%	1.13%	1.13%	1.13%	1.16%
Net investment loss	(0.36%)[3]	(0.58%)	(0.68%)	(0.53%)	(0.53%)	(0.14%)
Portfolio turnover	33%	70%	55%	65%	79%	83%

*       The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[4]	0.00%[4]	N/A	N/A	N/A

[1]	Calculated based on average shares outstanding during the periods.

[2]

Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[3]	Annualized.

[4]	Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

8

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Technology Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). On August 8, 2000, the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates. The Series resumed offering shares directly to investors on May 18, 2004, as it had done previously from time to time. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2011, 6.4 billion shares have been designated in total among 31 series, of which 100 million have been designated as Technology Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including corporate bonds, will normally be valued on the basis of evaluated bid prices provided by an independent pricing service. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). In accordance with the procedures approved by the Board, certain securities trading outside the U.S. whose values were adjusted following the close of local trading use a factor from a third party vendor to the extent available. The value of securities used for net asset value calculation

9

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$20,734,580	$17,713,595	$3,020,985	$—
Health Care	5,204,128	5,204,128	—	—
Information Technology	122,079,944	103,854,587	18,225,357	—
Materials	7,676,202	4,192,087	3,484,115	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	11,527,947	11,527,947	—	—
Other financial instruments**	—	—	—	—

Total assets	167,222,801	142,492,344	24,730,457	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$167,222,801	$142,492,344	$24,730,457	$—

*

Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or June 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There we no significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level

10

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent Accounting Standard (continued)

3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2011, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2007 through December 31, 2010. The Fund is not aware of any tax

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2012, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2011. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund

12

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction- and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2011, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $54,296,918 and $79,684,431, respectively. There were no purchases or sales of U.S. Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Technology Series were:

	For the Six Months Ended 6/30/11		For the Year Ended 12/31/10
	Shares	Amount	Shares	Amount
Sold	689,335	$8,548,416	1,704,514	$17,060,290
Reinvested	—	—	—	—
Repurchased	(1,755,390)	(21,238,127)	(3,526,619)	(38,201,607)

Total	(1,066,055)	$(12,689,711)	(1,822,105)	$(21,141,317)

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives’ counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series during the six months ended June 30, 2011.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

13

Notes to Financial Statements (unaudited)

8.	TECHNOLOGY SECURITIES

The Series may focus its investments in certain related technology industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

There were no distributions to shareholders for the year ended December 31, 2010 or the six months ended June 30, 2011.

At December 31, 2010, the Series had a capital loss carryover of $14,531,914 available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:

Loss Carryover	Expiration Date
$ 3,181,311	December 31, 2016
$11,350,603	December 31, 2017

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after December 31, 2010 will not be subject to expiration. In addition, such losses must be used prior to the losses incurred in the years preceding enactment.

At June 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$147,345,785
Unrealized appreciation	$26,264,026
Unrealized depreciation	(6,387,010)

Net unrealized appreciation	$19,877,016

14

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and / or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please do not hesitate to contact Investor Services at 1-800-466-3863.

MNTEC-6/11-SAR

FINANCIAL SERVICES SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11-6/30/11
Actual	$1,000.00	$1,049.70	$5.69
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.61

*

Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition (unaudited)

As of June 30, 2011

Top Ten Stock Holdings2

MasterCard, Inc. - Class A	4.8%
Visa, Inc. - Class A	4.6%
JPMorgan Chase & Co.	4.2%
CME Group, Inc.	4.1%
The Western Union Co.	3.9%

[2]	As a percentage of total investments.

State Street Corp.	3.9%
The Bank of New York Mellon Corp.	3.6%
Allianz SE (Germany)	3.3%
Edenred (France)	3.0%
People’s United Financial, Inc.	3.0%

2

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 98.8%

Financials - 77.8%
Capital Markets - 18.4%
The Bank of New York Mellon Corp.[1]	221,000	$5,662,020
The Charles Schwab Corp	264,000	4,342,800
Evercore Partners, Inc. - Class A	56,000	1,865,920
GAM Holding AG (Switzerland)[2]	247,110	4,065,799
Greenhill & Co., Inc	38,000	2,045,160
Lazard Ltd. - Class A (Bermuda)	53,000	1,966,300
Northern Trust Corp.	54,000	2,481,840
State Street Corp.	135,000	6,087,150

		28,516,989

Commercial Banks - 22.1%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	241,000	2,829,340
Banco Santander S.A. - ADR (Spain)	385,000	4,431,350
Barclays plc - ADR (United Kingdom)	66,000	1,084,380
CIT Group, Inc.*	73,000	3,230,980
First Commonwealth Financial Corp.	423,000	2,428,020
First Financial Bancorp	80,000	1,335,200
HSBC Holdings plc - ADR (United Kingdom)	83,540	4,145,255
ICICI Bank Ltd. - ADR (India)	65,260	3,217,318
Societe Generale - ADR (France)[3]	137,050	1,628,839
Standard Chartered plc (United Kingdom)[2]	116,000	3,047,060
U.S. Bancorp	169,670	4,328,282
Wells Fargo & Co.	92,000	2,581,520

		34,287,544

Consumer Finance - 4.8%
American Express Co.	71,400	3,691,380
Discover Financial Services	142,000	3,798,500

		7,489,880

Diversified Financial Services - 15.7%
Bank of America Corp.	205,000	2,246,800
Bolsas y Mercados Espanoles S.A. (Spain)[2]	93,000	2,765,742
CME Group, Inc.	21,700	6,327,503
Deutsche Boerse AG (Germany)[2]	37,000	2,809,409
JPMorgan Chase & Co.	161,000	6,591,340
MarketAxess Holdings, Inc.	145,000	3,633,700

		24,374,494

Insurance - 11.3%
Allianz SE (Germany)[2]	37,000	5,159,562
The Allstate Corp.	124,000	3,785,720
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	1,300	1,624,323
Mapfre S.A. (Spain)[2]	766,000	2,842,048

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
Zurich Financial Services AG (Switzerland)[2]	16,500	$4,175,155

		17,586,808

Thrifts & Mortgage Finance - 5.5%
First Niagara Financial Group, Inc.	296,000	3,907,200
People’s United Financial, Inc.	345,000	4,636,800

		8,544,000

Total Financials		120,799,715

Industrials - 3.0%
Commercial Services & Supplies - 3.0%
Edenred (France)[2]	155,000	4,729,255

Information Technology - 18.0%
IT Services - 18.0%
Cielo S.A. (Brazil)	148,000	3,670,009
MasterCard, Inc. - Class A	24,700	7,443,098
Redecard S.A. (Brazil)	240,000	3,598,501
Visa, Inc. - Class A	85,100	7,170,526
The Western Union Co.	305,000	6,109,150

Total Information Technology		27,991,284

TOTAL COMMON STOCKS (Identified Cost $147,471,729)		153,520,254

SHORT-TERM INVESTMENTS - 1.0%
Dreyfus Cash Management, Inc. - Institutional Shares[4], 0.10% (Identified Cost $1,582,784)	1,582,784	1,582,784

TOTAL INVESTMENTS - 99.8% (Identified Cost $149,054,513)		155,103,038
OTHER ASSETS, LESS LIABILITIES - 0.2%		269,895

NET ASSETS - 100%		$155,372,933

ADR - American Depository Receipt

*	Non-income producing security
[1]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[2]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[3]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[4]	Rate shown is the current yield as of June 30, 2011.

4	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments, at value (identified cost $149,054,513) (Note 2)	$155,103,038
Foreign currency, at value (cost $2,866)	2,907
Cash	2,784,151
Dividends receivable	249,092
Foreign tax reclaims receivable	140,297
Receivable for fund shares sold	137,769

TOTAL ASSETS	158,417,254

LIABILITIES:

Accrued management fees (Note 3)	123,329
Accrued fund accounting and administration fees (Note 3)	7,932
Accrued transfer agent fees (Note 3)	3,424
Accrued Chief Compliance Officer service fees (Note 3)	465
Accrued directors’ fees (Note 3)	54
Payable for securities purchased	2,784,152
Payable for fund shares repurchased	79,463
Other payables and accrued expenses	45,502

TOTAL LIABILITIES	3,044,321

TOTAL NET ASSETS	$155,372,933

NET ASSETS CONSIST OF:

Capital stock	$253,316
Additional paid-in-capital	249,660,944
Undistributed net investment income	1,687,032
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(102,290,971)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	6,062,612

TOTAL NET ASSETS	$155,372,933

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($155,372,933/25,331,623 shares)	$6.13

The accompanying notes are an integral part of the financial statements.	5

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $125,662)	$2,491,464

EXPENSES:

Management fees (Note 3)	763,382
Fund accounting and administration fees (Note 3)	22,964
Transfer agent fees (Note 3)	8,227
Directors’ fees (Note 3)	1,995
Chief Compliance Officer service fees (Note 3)	1,314
Custodian fees	9,866
Miscellaneous	44,666

Total Expenses	852,414

NET INVESTMENT INCOME	1,639,050

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	5,538,950
Foreign currency and translation of other assets and liabilities	(52,584)

5,486,366

Net change in unrealized appreciation on-
Investments	177,372
Foreign currency and translation of other assets and liabilities	7,358

184,730

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	5,671,096

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,310,146

6	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/11 (unaudited)	For the Year Ended 12/31/10
INCREASE IN NET ASSETS:

OPERATIONS:

Net investment income	$1,639,050	$1,754,914
Net realized gain on investments and foreign currency	5,486,366	2,647,027
Net change in unrealized appreciation on investments and foreign currency	184,730	4,476,137

Net increase from operations	7,310,146	8,878,078

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income	—	(1,786,293)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	3,883,335	6,672,693

Net increase in net assets	11,193,481	13,764,478

NET ASSETS:

Beginning of period	144,179,452	130,414,974

End of period (including undistributed net investment income of $1,687,032 and $47,982, respectively)	$155,372,933	$144,179,452

The accompanying notes are an integral part of the financial statements.	7

Financial Highlights

	For the Six Months Ended 6/30/11 (unaudited)

		For the Years Ended
		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period..	$5.84	$5.55	$5.14	$9.34	$12.51	$10.70

Income (loss) from investment operations:
Net investment income	0.06 [1]	0.07 [1]	0.10 [1]	0.17	0.19	0.10
Net realized and unrealized gain (loss) on investments	0.23	0.29	0.44	(4.19)	(2.36)	2.00

Total from investment operations	0.29	0.36	0.54	(4.02)	(2.17)	2.10

Less distributions to shareholders:
From net investment income	—	(0.07)	(0.13)	(0.18)	(0.18)	(0.11)
From net realized gain on investments	—	—	—	—	(0.82)	(0.18)

Total distributions to shareholders	—	(0.07)	(0.13)	(0.18)	(1.00)	(0.29)

Net asset value - End of period	$6.13	$5.84	$5.55	$5.14	$9.34	$12.51

Net assets - End of period (000’s omitted)	$155,373	$144,179	$130,415	$129,369	$220,097	$132,855

Total return[2]	4.97%	6.56%	10.54%	(42.98%)	(17.46%)	19.62%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.12%[3]	1.14%	1.14%	1.12%	1.15%	1.18%
Net investment income	2.15%[3]	1.31%	2.01%	2.34%	1.72%	1.14%
Portfolio turnover	28%	49%	98%	41%	38%	30%

*       The investment advisor did not impose all or a portion of its management fees, CCO fees and fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[4]	0.00%[4]	N/A	N/A	N/A

[1]	Calculated based on average shares outstanding during the periods.
[2]

Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[3]	Annualized.
[4]	Less than 0.01%.

8	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Financial Services Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”).

The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in the financial services industry.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2011, 6.4 billion shares have been designated in total among 31 series, of which 100 million have been designated as Financial Services Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). In accordance with the procedures approved by the Board, certain securities trading outside the U.S. whose values were adjusted following the close of local trading use a factor from a third party vendor to the extent available. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities,

9

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Financials	$120,799,715	$94,306,101	$26,493,614	$—
Industrials	4,729,255	—	4,729,255	—
Information Technology	27,991,284	27,991,284	—	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	1,582,784	1,582,784	—	—
Other financial instruments**	—	—	—	—

Total assets	155,103,038	123,880,169	31,222,869	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$155,103,038	$123,880,169	$31,222,869	$—

*

Includes common stock, warrants and rights. Please see the Investment Portfolio for securities where a latest quoted sales price is not available and the latest quoted bid price was used to value the security or foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or June 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and

10

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent Accounting Standard (continued)

interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2011, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2007 through December 31, 2010. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2012, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2011. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund

12

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction- and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2011, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $53,077,002 and $41,442,301, respectively. There were no purchases or sales of U.S. Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Financial Services Series were:

	For the Six Months Ended 6/30/11		For the Year Ended 12/31/10
	Shares	Amount	Shares	Amount
Sold	1,586,333	$9,667,270	3,059,077	$17,083,766
Reinvested	—	—	298,746	1,727,732
Repurchased	(949,023)	(5,783,935)	(2,175,056)	(12,138,805)

Total	637,310	$3,883,335	1,182,767	$6,672,693

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives’ counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series during the six months ended June 30, 2011.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

13

Notes to Financial Statements (unaudited)

8.	FINANCIAL SERVICES SECURITIES

The Series may focus its investments in certain related financial services industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2010 was as follows:

Ordinary income	$1,786,293

At December 31, 2010, the Series had a capital loss carryover of $107,605,337, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:

Loss Carryover	Expiration Date
$50,750,210	December 31, 2016
$51,187,679	December 31, 2017
$5,667,448	December 31, 2018

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after December 31, 2010 will not be subject to expiration. In addition, such losses must be used prior to the losses incurred in the years preceding enactment.

At June 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$149,159,923
Unrealized appreciation	$12,057,548
Unrealized depreciation	(6,114,433)

Net unrealized appreciation	$5,943,115

14

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s
(SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and / or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please do not hesitate to contact Investor Services at 1-800-466-3863.

MNFNS-6/11-SAR

REAL ESTATE SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11-6/30/11
Actual	$1,000.00	$1,079.50	$6.08
Hypothetical (5% return before expenses)	$1,000.00	$1,018.94	$5.91

*

Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition

As of June 30, 2011 (unaudited)

Top Ten Stock Holdings2

Simon Property Group, Inc.	5.1%
BioMed Realty Trust, Inc.	5.0%
Digital Realty Trust, Inc.	5.0%
Boston Properties, Inc.	3.5%
DuPont Fabros Technology, Inc.	3.2%

[2]	As a percentage of total investments.

Host Hotels & Resorts, Inc.	3.2%
Health Care REIT, Inc.	3.1%
Corporate Office Properties Trust	3.1%
Sovran Self Storage, Inc.	3.0%
Alexandria Real Estate Equities, Inc.	2.9%

2

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 99.2%

Consumer Discretionary - 5.3%
Hotels, Restaurants & Leisure - 3.3%
7 Days Group Holdings Ltd. - ADR (Cayman Islands)*	23,600	$456,188
Accor S.A. (France)[1]	23,000	1,028,969
Hyatt Hotels Corp. - Class A*	19,840	809,869
Intercontinental Hotels Group plc (United Kingdom)[1]	45,900	939,613

		3,234,639

Household Durables - 2.0%
DR Horton, Inc.	36,500	420,480
Lennar Corp. - Class A	30,000	544,500
NVR, Inc.*	666	483,170
Toll Brothers, Inc.*	22,800	472,872

		1,921,022

Total Consumer Discretionary		5,155,661

Financials - 92.3%
Real Estate Management & Development - 0.4%
Thomas Properties Group, Inc.*	122,000	391,620

REITS - Apartments - 20.7%
American Campus Communities, Inc.	73,210	2,600,419
Apartment Investment & Management Co. - Class A	98,000	2,501,940
Associated Estates Realty Corp.	57,000	926,250
AvalonBay Communities, Inc.	19,100	2,452,440
Camden Property Trust	38,710	2,462,730
Education Realty Trust, Inc.	60,000	514,200
Equity Residential	41,000	2,460,000
Home Properties, Inc.	41,440	2,522,867
Mid-America Apartment Communities, Inc.	20,430	1,378,412
UDR, Inc.	100,000	2,455,000

		20,274,258

REITS - Diversified - 12.3%
British Land Co. plc (United Kingdom)[1]	108,000	1,055,927
Coresite Realty Corp.	63,000	1,033,200
Digital Realty Trust, Inc.	79,200	4,892,976
DuPont Fabros Technology, Inc.	123,000	3,099,600
Land Securities Group plc (United Kingdom)[1]	77,000	1,053,367
Morguard Real Estate Investment Trust (Canada)	58,690	941,401

		12,076,471

REITS - Health Care - 9.9%
Cogdell Spencer, Inc.	332,520	1,991,795
HCP, Inc.	70,790	2,597,285
Health Care REIT, Inc.	57,680	3,024,162

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
REITS - Health Care (continued)
Healthcare Realty Trust, Inc.	55,580	$1,146,616
LTC Properties, Inc.	33,600	934,752

		9,694,610

REITS - Hotels - 8.6%
DiamondRock Hospitality Co.	79,410	852,069
Host Hotels & Resorts, Inc.	182,030	3,085,410
LaSalle Hotel Properties	33,890	892,663
Pebblebrook Hotel Trust	138,000	2,786,220
Sunstone Hotel Investors, Inc.*	86,800	804,636

		8,420,998

REITS - Manufactured Homes - 2.5%
Equity Lifestyle Properties, Inc.	39,030	2,437,033

REITS - Office Property - 15.6%
Alexandria Real Estate Equities, Inc.	36,420	2,819,636
BioMed Realty Trust, Inc.	255,740	4,920,438
Boston Properties, Inc.	32,120	3,409,859
Corporate Office Properties Trust	96,740	3,009,581
Mack-Cali Realty Corp.	33,400	1,100,196

		15,259,710

REITS - Regional Malls - 7.1%
General Growth Properties, Inc.	120,370	2,008,975
Simon Property Group, Inc.	43,000	4,997,890

		7,006,865

REITS - Shopping Centers - 5.8%
Cedar Shopping Centers, Inc.	362,700	1,867,905
Equity One, Inc.	43,000	801,520
Kimco Realty Corp.	107,610	2,005,850
Tanger Factory Outlet Centers	37,170	995,041

		5,670,316

REITS - Single Tenant - 3.3%
National Retail Properties, Inc.	65,070	1,594,866
Realty Income Corp.	50,630	1,695,599

		3,290,465

REITS - Storage - 6.1%
Public Storage	24,700	2,816,047
Sovran Self Storage, Inc.	70,800	2,902,800

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
REITS - Storage (continued)
U-Store-It Trust	21,300	$224,076

		5,942,923

Total Financials		90,465,269

Industrials - 0.9%
Transportation Infrastructure - 0.9%
Groupe Eurotunnel S.A. (France)[1]	83,000	928,768

Utilities - 0.7%
Electric Utilities - 0.7%
AET&D Holdings No. 1 Ltd. (Australia)[2]	125,000	—
Brookfield Infrastructure Partners LP - ADR (Bermuda)	28,700	718,935

Total Utilities		718,935

TOTAL COMMON STOCKS (Identified Cost $78,941,412)		97,268,633

SHORT-TERM INVESTMENTS - 0.4%
Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.10% (Identified Cost $404,946)	404,946	404,946

TOTAL INVESTMENTS - 99.6% (Identified Cost $79,346,358)		97,673,579
OTHER ASSETS, LESS LIABILITIES - 0.4%		351,566

NET ASSETS - 100%		$98,025,145

No. - Number

REITS - Real Estate Investment Trusts

*	Non-income producing security
[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]	Security has been valued at fair value (see Note 2 to the financial statements).
[3]	Rate shown is the current yield as of June 30, 2011.

The accompanying notes are an integral part of the financial statements.	5

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments, at value (identified cost $79,346,358) (Note 2)	$97,673,579
Foreign currency, at value (cost $493)	482
Receivable for securities sold	424,708
Dividends receivable	287,831
Receivable for fund shares sold	72,316
Foreign tax reclaims receivable	2,005

TOTAL ASSETS	98,460,921

LIABILITIES:

Accrued management fees (Note 3)	79,570
Accrued fund accounting and administration fees (Note 3)	6,044
Accrued transfer agent fees (Note 3)	2,821
Accrued Chief Compliance Officer service fees (Note 3)	464
Payable for securities purchased	224,823
Payable for fund shares repurchased	77,839
Audit fees payable	24,133
Other payables and accrued expenses	20,082

TOTAL LIABILITIES	435,776

TOTAL NET ASSETS	$98,025,145

NET ASSETS CONSIST OF:

Capital stock	$72,191
Additional paid-in-capital	73,580,599
Undistributed net investment income	1,020,697
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	5,024,397
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	18,327,261

TOTAL NET ASSETS	$98,025,145

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($98,025,145/7,219,107 shares)	$13.58

6	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $13,855)	$1,585,575

EXPENSES:

Management fees (Note 3)	471,648
Fund accounting and administration fees (Note 3)	19,383
Transfer agent fees (Note 3)	7,229
Directors’ fees (Note 3)	3,821
Chief Compliance Officer service fees (Note 3)	1,316
Custodian fees	3,610
Miscellaneous	51,193

Total Expenses	558,200

NET INVESTMENT INCOME	1,027,375

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain on-
Investments	3,654,280
Foreign currency and translation of other assets and liabilities	512

3,654,792

Net change in unrealized appreciation (depreciation) on-
Investments	2,558,433
Foreign currency and translation of other assets and liabilities	(63)

2,558,370

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	6,213,162

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,240,537

The accompanying notes are an integral part of the financial statements.	7

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/11 (unaudited)	For the Year Ended 12/31/10
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,027,375	$813,285
Net realized gain on investments and foreign currency	3,654,792	4,455,514
Net change in unrealized appreciation on investments and foreign currency	2,558,370	12,074,302

Net increase from operations	7,240,537	17,343,101

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income	—	(842,827)
From net realized gain on investments	—	(3,149,000)

Total distributions to shareholders	—	(3,991,827)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	1,648,633	6,606,115

Net increase in net assets	8,889,170	19,957,389

NET ASSETS:

Beginning of period	89,135,975	69,178,586

End of period (including undistributed net investment income of $1,020,697 and distributions in excess of net investment income of $6,678, respectively)	$98,025,145	$89,135,975

8	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/11 (unaudited)	For the Year Ended 12/31/10	For the Period 11/10/09[1] to 12/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.58	$10.61	$10.00

Income from investment operations:
Net investment income[2]	0.14	0.12	0.02
Net realized and unrealized gain on investments	0.86	2.44	0.62

Total from investment operations	1.00	2.56	0.64

Less distributions to shareholders:
From net investment income	—	(0.12)	(0.02)
From net realized gain on investments	—	(0.47)	(0.01)

Total distributions to shareholders	—	(0.59)	(0.03)

Net asset value - End of period	$13.58	$12.58	$10.61

Net assets - End of period (000’s omitted)	$98,025	$89,136	$69,179

Total return[3]	7.95%	24.40%	6.36%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.18%[4]	1.20%	1.20%[4]
Net investment income	2.18%[4]	1.02%	1.43%[4]
Portfolio turnover	13%	34%	3%

*       The investment advisor did not impose all or a portion of its management fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.01%	0.38%[4]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the periods.
[3]

Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[4]	Annualized.

The accompanying notes are an integral part of the financial statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Real Estate Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in real estate-based industries.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2011, 6.4 billion shares have been designated in total among 31 series, of which 100 million have been designated as Real Estate Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). In accordance with the procedures approved by the Board, certain securities trading outside the U.S. whose values were adjusted following the close of local trading use a factor from a third party vendor to the extent available. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities,

10

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$5,155,661	$3,187,079	$1,968,582	$—
Financials	90,465,269	88,355,975	2,109,294	—
Industrials	928,768	—	928,768	—
Utilities	718,935	718,935	—	—	***
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	404,946	404,946	—	—
Other financial instruments**	—	—	—	—

Total assets	97,673,579	92,666,935	5,006,644	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$97,673,579	$92,666,935	$5,006,644	$—

*

Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2011, the Series did not hold any derivative instruments.

***	AET&D Holdings No.1 Ltd. is a Level 3 security as of June 30, 2011. However, there is no cost or market value for this security reported in the financial statements.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent Accounting Standard (continued)

interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2011, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2009 and the year ended December 31, 2010. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2012, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2011. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

13

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction- and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2011, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $15,997,311 and $12,851,383, respectively. There were no purchases or sales of U.S. Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Real Estate Series were:

	For the Six Months Ended 6/30/11		For the Year Ended 12/31/10
	Shares	Amount	Shares	Amount
Sold	390,729	$5,084,839	938,366	$11,015,288
Reinvested	—	—	326,194	3,931,823
Repurchased	(259,961)	(3,436,206)	(694,124)	(8,340,996)

Total	130,768	$1,648,633	570,436	$6,606,115

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives’ counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2011.

14

Notes to Financial Statements (unaudited)

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	REAL ESTATE SECURITIES

The Series may focus its investments in certain real estate related industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2010 were as follows:

Ordinary income	$3,765,261
Long-term capital gains	226,566

At June 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$79,350,521
Unrealized appreciation	$19,251,971
Unrealized depreciation	(928,913)

Net unrealized appreciation	$18,323,058

15

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and / or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please do not hesitate to contact Investor Services at 1-800-466-3863.

MNRE-6/11-SAR

INTERNATIONAL SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11-6/30/11
Actual	$1,000.00	$1,088.10	$5.75
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56

*

Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2011 (unaudited)

2

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 90.3%

Consumer Discretionary - 12.3%
Auto Components - 1.6%
Hankook Tire Co. Ltd. (South Korea)[1]	178,870	$7,652,437

Automobiles - 1.9%
Hero Honda Motors Ltd. (India)[1]	42,450	1,784,977
Maruti Suzuki India Ltd. (India)[1]	44,940	1,169,611
Yamaha Motor Co. Ltd. (Japan)*[1]	330,000	6,061,332

		9,015,920

Hotels, Restaurants & Leisure - 1.0%
Indian Hotels Co. Ltd. (India)[1]	1,469,000	2,550,460
Thomas Cook Group plc (United Kingdom)[1]	1,067,000	2,280,209

		4,830,669

Household Durables - 1.7%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	783,010	1,805,634
LG Electronics, Inc. (South Korea)[1]	32,640	2,544,973
PDG Realty S.A. Empreendimentos e Participacoes (Brazil)	87,074	490,424
Rodobens Negocios Imobiliarios S.A. (Brazil)	367,000	3,245,186

		8,086,217

Media - 4.4%
Mediaset Espana Comunicacion S.A. (Spain)[1]	1,120,600	9,743,683
Reed Elsevier plc - ADR (United Kingdom)	60,311	2,200,145
Societe Television Francaise 1 (France)[1]	108,530	1,979,782
Wolters Kluwer N.V. (Netherlands)[1]	114,447	2,537,373
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	850,000	3,945,663

		20,406,646

Multiline Retail - 0.9%
PPR (France)[1]	22,930	4,083,975

Specialty Retail - 0.8%
Inditex S.A. (Spain)[1]	23,000	2,095,629
Komeri Co. Ltd. (Japan)[1]	67,000	1,826,845

		3,922,474

Total Consumer Discretionary		57,998,338

Consumer Staples - 16.2%
Beverages - 2.8%
Diageo plc (United Kingdom)[1]	322,810	6,604,373
Kirin Holdings Co. Ltd. (Japan)[1]	215,000	2,997,299
United Spirits Ltd. (India)[1]	155,400	3,415,466

		13,017,138

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing - 4.2%
Carrefour S.A. (France)[1]	165,082	$6,786,484
Casino Guichard-Perrachon S.A. (France)[1]	34,170	3,220,546
President Chain Store Corp. (Taiwan)[1]	352,320	2,041,238
Tesco plc (United Kingdom)[1]	1,217,410	7,865,689

		19,913,957

Food Products - 6.6%
Barry Callebaut AG (Switzerland)*[1]	4,400	4,363,532
Danone S.A. (France)[1]	40,012	2,987,039
Nestle S.A. (Switzerland)[1]	105,220	6,547,687
Suedzucker AG (Germany)[1]	90,690	3,229,223
Unilever plc - ADR (United Kingdom)	420,230	13,611,250

		30,738,731

Household Products - 2.3%
Hindustan Unilever Ltd. (India)[1]	250,540	1,928,699
Reckitt Benckiser Group plc (United Kingdom)[1]	164,270	9,073,005

		11,001,704

Personal Products - 0.3%
Kao Corp. (Japan)[1]	47,000	1,235,827

Total Consumer Staples		75,907,357

Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Repsol YPF S.A. (Spain)[1]	56,900	1,973,615
Royal Dutch Shell plc - Class B - ADR (Netherlands)	87,780	6,298,215
Royal Dutch Shell plc - Class B (Netherlands)[1]	88,430	3,155,720
Total S.A. (France)[1]	56,580	3,271,105

Total Energy		14,698,655

Financials - 9.1%
Capital Markets - 0.4%
Daiwa Securities Group, Inc. (Japan)[1]	98,000	431,778
Nomura Holdings, Inc. (Japan)[1]	78,900	389,347
OSK Holdings Berhad (Malaysia)[1]	2,089,500	1,060,498

		1,881,623

Commercial Banks - 1.6%
BNP Paribas S.A. (France)[1]	28,330	2,184,510
Credit Agricole S.A. (France)[1]	63,090	947,829
Hong Leong Financial Group Berhad (Malaysia)[1]	816,800	3,569,923
Societe Generale S.A. (France)[1]	15,410	912,679

		7,614,941

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Diversified Financial Services - 0.2%
ING Groep N.V. (Netherlands)*[1]	65,395	$805,900

Insurance - 4.9%
Allianz SE (Germany)[1]	40,870	5,699,224
AXA S.A. (France)[1]	56,372	1,279,661
Mapfre S.A. (Spain)[1]	1,877,000	6,964,131
Mapfre S.A. (Spain) - Rights*[2]	885,000	12,834
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	40,610	6,199,359
Zurich Financial Services AG (Switzerland)[1]	10,500	2,656,917

		22,812,126

Real Estate Investment Trusts (REITS) - 1.2%
Alstria Office REIT AG (Germany)[1]	389,547	5,875,009

Thrifts & Mortgage Finance - 0.8%
Aareal Bank AG (Germany)*[1]	115,790	3,962,938

Total Financials		42,952,537

Health Care - 11.9%
Health Care Equipment & Supplies - 1.3%
Straumann Holding AG (Switzerland)[1]	25,776	6,216,034

Health Care Providers & Services - 3.2%
Amil Participacoes S.A. (Brazil)	350,000	4,063,691
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	37,442	2,796,917
Odontoprev S.A. (Brazil)	492,000	8,291,161

		15,151,769

Pharmaceuticals - 7.4%
AstraZeneca plc (United Kingdom)[1]	27,960	1,397,481
AstraZeneca plc - ADR (United Kingdom)	171,350	8,579,496
Bayer AG (Germany)[1]	100,000	8,031,704
GlaxoSmithKline plc (United Kingdom)[1]	172,980	3,707,710
Novartis AG - ADR (Switzerland)	49,000	2,994,390
Sanofi (France)[1]	26,423	2,125,495
Shire plc (Ireland)[1]	195,160	6,102,026
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	34,900	1,612,971

		34,551,273

Total Health Care		55,919,076

Industrials - 15.3%
Airlines - 1.0%
Deutsche Lufthansa AG (Germany)[1]	206,580	4,499,577

Commercial Services & Supplies - 1.6%
Taiwan Secom Co. Ltd. (Taiwan)[1]	777,210	1,506,044

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies (continued)
Tomra Systems ASA (Norway)[1]	689,080	$5,997,503

		7,503,547

Construction & Engineering - 0.7%
Larsen & Toubro Ltd. (India)[1]	85,270	3,487,776

Electrical Equipment - 3.0%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	138,000	3,581,100
Alstom S.A. (France)[1]	97,560	6,009,212
Bharat Heavy Electricals Ltd. (India)[1]	30,080	1,382,774
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	4,084,000	2,951,018

		13,924,104

Industrial Conglomerates - 2.9%
Siemens AG (Germany)[1]	100,600	13,824,619

Machinery - 2.7%
FANUC Corp. (Japan)[1]	55,000	9,197,268
Jain Irrigation Systems Ltd. (India)[1]	897,440	3,430,376

		12,627,644

Road & Rail - 2.4%
All America Latina Logistica S.A. (Brazil)	1,343,000	11,333,297

Transportation Infrastructure - 1.0%
Malaysia Airports Holdings Berhad (Malaysia)[1]	2,148,700	4,604,103

Total Industrials		71,804,667

Information Technology - 7.7%
Communications Equipment - 0.2%
D-Link Corp. (Taiwan)[1]	1,120,606	1,028,036

Electronic Equipment, Instruments & Components - 3.2%
Hitachi Ltd. (Japan)[1]	1,531,000	9,086,490
Keyence Corp. (Japan)[1]	15,645	4,442,096
Yageo Corp. (Taiwan)[1]	2,931,000	1,336,177

		14,864,763

IT Services - 0.7%
Cap Gemini S.A. (France)[1]	56,320	3,297,989

Semiconductors & Semiconductor Equipment - 2.6%
Infineon Technologies AG (Germany)[1]	770,000	8,652,040
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	275,315	3,471,722

		12,123,762

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software - 1.0%
SAP AG (Germany)[1]	76,970	$4,666,588

Total Information Technology		35,981,138

Materials - 4.2%
Chemicals - 3.6%
Arkema S.A. (France)[1]	1,229	126,406
BASF SE (Germany)[1]	96,000	9,410,107
Linde AG (Germany)[1]	41,500	7,281,066

		16,817,579

Construction Materials - 0.6%
Taiwan Cement Corp. (Taiwan)[1]	1,899,827	2,838,046

Total Materials		19,655,625

Telecommunication Services - 7.7%
Diversified Telecommunication Services - 5.4%
France Telecom S.A. (France)[1]	155,920	3,315,423
France Telecom S.A. - ADR (France)	38,800	826,052
Swisscom AG - ADR (Switzerland)[3]	106,400	4,868,864
Telefonica S.A. - ADR (Spain)	579,000	14,179,710
Telenor ASA - ADR (Norway)[3]	47,980	2,365,414

		25,555,463

Wireless Telecommunication Services - 2.3%
DiGi.com Berhad (Malaysia)[1]	284,200	2,734,501
SK Telecom Co. Ltd. - ADR (South Korea)	419,689	7,848,184

		10,582,685

Total Telecommunication Services		36,138,148

Utilities - 2.8%
Electric Utilities - 1.0%
E.ON AG (Germany)[1]	164,441	4,674,163

Multi-Utilities - 1.0%
GDF Suez (France)[1]	51,850	1,895,004
National Grid plc (United Kingdom)[1]	286,530	2,820,668

		4,715,672

Water Utilities - 0.8%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	182,000	3,650,146

Total Utilities		13,039,981

TOTAL COMMON STOCKS (Identified Cost $351,340,712)		424,095,522

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolio - June 30, 2011 (unaudited)

		Value
SHORT-TERM INVESTMENTS - 12.3%
Dreyfus Cash Management, Inc. - Institutional Shares[4] , 0.10%, (Identified Cost $58,053,969)	58,053,969	$58,053,969

TOTAL INVESTMENTS - 102.6% (Identified Cost $409,394,681)		482,149,491

LIABILITIES, LESS OTHER ASSETS - (2.6%)		(12,359,915)

NET ASSETS - 100%		$469,789,576

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JUNE 30, 20115 :

Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Appreciation
7/11/2011	JPY 1,156,700,000	$14,418,378	$14,368,840	$49,538

ADR - American Depository Receipt

JPY - Japanese Yen

*Non-income producing security

[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]	Security has been valued at fair value (see Note 2 to the financial statements).
[3]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[4]	Rate shown is the current yield as of June 30, 2011.
[5]	The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany - 18.9%; United Kingdom - 12.4%.

8	The accompanying notes are an integral part of the financial statements.

Statement of Assets & Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments, at value (identified cost $409,394,681) (Note 2)	$482,149,491
Cash	4,989,128
Foreign currency, at value (cost $14,475)	15,045
Receivable for fund shares sold	5,416,750
Foreign tax reclaims receivable	710,985
Dividends receivable	693,612
Unrealized appreciation on foreign forward currency contracts (Note 2)	49,538

TOTAL ASSETS	494,024,549

LIABILITIES:

Accrued management fees (Note 3)	357,060
Accrued fund accounting and administration fees (Note 3)	15,251
Accrued transfer agent fees (Note 3)	1,951
Accrued Chief Compliance Officer service fees (Note 3)	466
Accrued directors’ fees (Note 3)	55
Payable for securities purchased	23,345,403
Payable for fund shares repurchased	405,351
Accrued capital gains tax payable (Note 2)	57,840
Other payables and accrued expenses	51,596

TOTAL LIABILITIES	24,234,973

TOTAL NET ASSETS	$469,789,576

NET ASSETS CONSIST OF:

Capital stock	$487,590
Additional paid-in-capital	393,946,181
Undistributed net investment income	2,532,160
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	25,222
Net unrealized appreciation on investments (net of accrued capital gains tax of $57,840), foreign currency and translation of other assets and liabilities	72,798,423

TOTAL NET ASSETS	$469,789,576

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($469,789,576/48,759,022 shares)	$9.63

The accompanying notes are an integral part of the financial statements.	9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $878,739)	$7,135,593

EXPENSES:

Management fees (Note 3)	1,839,397
Fund accounting and administration fees (Note 3)	38,990
Transfer agent fees (Note 3)	8,783
Directors’ fees (Note 3)	4,490
Chief Compliance Officer service fees (Note 3)	1,314
Custodian fees	87,003
Miscellaneous	59,143

Total Expenses	2,039,120

NET INVESTMENT INCOME	5,096,473

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	367,156
Foreign currency, and translation of other assets and liabilities	(169,298)
Forward foreign currency exchange contracts	(619,613)

(421,755)

Net change in unrealized appreciation (depreciation) on-
Investments (net of change in accrued capital gains tax of $(57,629))	26,706,320
Foreign currency, and translation of other assets and liabilities	31,650
Forward foreign currency exchange contracts	49,538

26,787,508

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	26,365,753

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,462,226

10	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/11 (unaudited)	For the Year Ended 12/31/10
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$5,096,473	$4,612,429
Net realized gain (loss) on investments and foreign currency	(421,755)	10,786,362
Net change in unrealized appreciation (depreciation) on investments (net of change in accrued capital gains tax of $(57,629) and $(34, 045), respectively) and foreign currency	26,787,508	18,861,257

Net increase from operations	31,462,226	34,260,048

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(6,327,558)
From net realized gain on investments	—	(11,801,674)

Total distributions to shareholders	—	(18,129,232)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	121,128,848	33,967,286

Net increase in net assets	152,591,074	50,098,102

NET ASSETS:

Beginning of period	317,198,502	267,100,400

End of period (including undistributed net investment income of $2,532,160 and distributions in excess of net investment income of $2,564,313, respectively)	$469,789,576	$317,198,502

The accompanying notes are an integral part of the financial statements.	11

Financial Highlights

	For the Six Months Ended 6/30/11	For the Years Ended
	(unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.85	$8.39	$6.57	$10.87	$9.84	$9.90

Income (loss) from investment operations:
Net investment income	0.13 [1]	0.14 [1]	0.14 [1]	0.22	0.15	0.15
Net realized and unrealized gain (loss) on investments	0.65	0.86	2.10	(3.82)	1.12	2.01

Total from investment operations	0.78	1.00	2.24	(3.60)	1.27	2.16

Less distributions to shareholders:
From net investment income	—	(0.19)	(0.16)	(0.21)	(0.14)	(0.15)
From net realized gain on investments	—	(0.35)	(0.26)	(0.49)	(0.10)	(2.07)

Total distributions to shareholders	—	(0.54)	(0.42)	(0.70)	(0.24)	(2.22)

Net asset value - End of period	$9.63	$8.85	$8.39	$6.57	$10.87	$9.84

Net assets - End of period (000’somitted)	$469,790	$317,199	$267,100	$182,273	$270,080	$215,981

Total return[2]	8.81%	12.04%	34.23%	(33.25%)	13.01%	21.96%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.11%[3]	1.15%	1.15%	1.15%	1.16%	1.18%
Net investment income	2.77%[3]	1.68%	1.90%	2.49%	1.47%	1.39%
Portfolio turnover	5%	13%	17%	9%	20%	30%

*       The investment advisor did not impose all of its management fees, CCO fees and fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[4]	0.00%[4]	N/A	N/A	N/A

[1]	Calculated based on average shares outstanding during the period.
[2]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

[3]	Annualized.
[4]	Less than 0.01%.

12	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

International Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series resumed offering shares directly to investors on May 18, 2004, as it had done previously from time to time. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2011, 6.4 billion shares have been designated in total among 31 series, of which 100 million have been designated as International Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). In accordance with the procedures approved by the Board, certain securities trading outside the U.S. whose values were adjusted following the close of local trading use a factor from a third party vendor to the extent available. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$57,998,338	$7,741,389	$50,256,949	$—
Consumer Staples	75,907,357	13,611,250	62,296,107	—
Energy	14,698,655	6,298,215	8,400,440	—
Financials	42,952,537	—	42,939,703	12,834
Health Care	55,919,076	26,725,655	29,193,421	—
Industrials	71,804,667	14,914,397	56,890,270	—
Information Technology	35,981,138	3,471,722	32,509,416	—
Materials	19,655,625	—	19,655,625	—
Telecommunication Services	36,138,148	22,853,946	13,284,202	—
Utilities	13,039,981	3,650,146	9,389,835	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	58,053,969	58,053,969	—	—
Other financial instruments**	49,538	—	49,538	—

Total assets	482,199,029	157,320,689	324,865,506	12,834

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$482,199,029	$157,320,689	$324,865,506	$12,834

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Equity Securities
Balance as of December 31, 2010 (market value)	$36,734
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation ***	(43,391)
Purchases	19,491
Sales	—
Transfers In	—
Transfers Out	—

Balance as of June 30, 2011 (market value)	$12,834

14

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

*

Includes common stock, warrants and rights. Please see the Investment Portfolio for securities where a latest quoted sales price is not available and the latest quoted bid price was used to value the security or foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

***	The change in unrealized appreciation (depreciation) on securities still held at June 30, 2011 was $(6,657).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. there were no significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition

15

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation (continued)

of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed. Realized and unrealized gain or loss arising from a transaction is included in net realized and unrealized gain (loss) on investments.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. Investments in forward foreign currency exchange contacts held by the Series on June 30, 2011 are shown at the end of the Investment Portfolio, which is indicative of volume of derivative activity during the period.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2011, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2007 through December 31, 2010. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

16

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor did not waive any fees for the six months ended June 30, 2011. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction- and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

17

Notes to Financial Statements (unaudited)

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2011, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $112,002,622 and $16,603,840, respectively. There were no purchases or sales of U.S. Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of International Series were:

	For the Six Months Ended 6/30/11		For the Year Ended 12/31/10
	Shares	Amount	Shares	Amount
Sold	14,563,972	$136,394,330	4,885,983	$40,773,050
Reinvested	—	—	2,043,894	17,734,979
Repurchased	(1,646,708)	(15,265,482)	(2,930,271)	(24,540,743)

Total	12,917,264	$121,128,848	3,999,606	$33,967,286

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives’ counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2011.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2010 were as follows:

18

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

Ordinary income	$12,805,548
Long-term capital gains	5,323,684

At June 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$409,394,681
Unrealized appreciation	$86,857,921
Unrealized depreciation	(14,103,111)

Net unrealized appreciation	$72,754,810

19

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and / or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please do not hesitate to contact Investor Services at 1-800-466-3863.

MNINT-6/11-SAR

WORLD OPPORTUNITIES SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11-6/30/11
Actual	$1,000.00	$1,067.40	$5.54
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.41

*

Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.08%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition

As of June 30, 2011 (unaudited)

Country Allocation[1]

Cash, short-term investments, and other assets, less liabilities - 5.1%
Australia - 3.9%
Brazil - 3.5%
Canada - 5.7%
China - 2.6%
France - 10.9%
Germany - 6.7%
Guernsey - 3.5%
Ireland - 3.6%
Japan - 7.8%
Netherlands - 7.1%
Spain - 2.6%
Sweden - 2.5%
Switzerland - 10.1%
United Kingdom - 12.7%
United States - 3.4%
Miscellaneous[2] - 8.3%

[1]As a percentage of net assets.
[2]Miscellaneous
- Belgium 1.5%
- Bermuda 0.1%
- Denmark 0.1%
- Italy 1.2%
- Mexico 1.6%
- Norway 1.7%
- South Korea 1.6%
- Thailand 0.5%

Sector Allocation[3]

Telecommunication Services - 2.8%
Cash, short-term investments, and other assets, less liabilities - 5.1%
Consumer Discretionary - 13.8%
Materials - 6.2%
Information Technology - 14.2%
Consumer Staples - 18.6%
Industrials - 11.4%
Energy - 9.2%
Health Care - 11.5%
Financials - 7.2%

[3]As a percentage of net assets.

2

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 93.8%

Consumer Discretionary - 13.8%
Automobiles - 2.1%
Suzuki Motor Corp. (Japan)[1]	3,878,800	$87,434,137
Toyota Motor Corp. (Japan)[1]	2,031,800	83,667,873

		171,102,010

Hotels, Restaurants & Leisure - 1.8%
Accor S.A. (France)[1]	1,921,280	85,953,837
Ctrip.com International Ltd. - ADR (China)*	1,421,070	61,219,696

		147,173,533

Internet & Catalog Retail - 0.2%
Ocado Group plc (United Kingdom)*[1]	5,773,950	16,893,624

Media - 7.0%
Grupo Televisa S.A. - ADR (Mexico)	5,365,000	131,979,000
Imax Corp. (Canada)*	2,051,970	66,545,387
Liberty Global, Inc. - Class A (United States)*	1,929,970	86,925,849
Mediaset S.p.A. (Italy)[1]	7,821,480	36,769,315
Reed Elsevier plc (United Kingdom)[1]	4,508,970	41,051,301
Societe Television Francaise 1 (France)[1]	9,851,286	179,705,140
Virgin Media, Inc. (United Kingdom)	1,430,730	42,821,749

		585,797,741

Multiline Retail - 1.2%
Marks & Spencer Group plc (United Kingdom)[1]	17,352,180	100,590,225

Textiles, Apparel & Luxury Goods - 1.5%
Adidas AG (Germany)[1]	1,528,300	121,166,888

Total Consumer Discretionary		1,142,724,021

Consumer Staples - 17.5%
Beverages - 2.8%
Anheuser-Busch InBev N.V. (Belgium)[1]	2,093,130	121,480,532
Heineken N.V. (Netherlands)[1]	1,811,710	109,041,882

		230,522,414

Food & Staples Retailing - 5.8%
Carrefour S.A. (France)[1]	4,214,880	173,272,771
Koninklijke Ahold N.V. (Netherlands)[1]	7,575,460	101,854,739
Tesco plc (United Kingdom)[1]	31,996,760	206,731,142

		481,858,652

Food Products - 6.4%
Danone S.A. (France)[1]	2,329,010	173,868,912
Nestle S.A. (Switzerland)[1]	2,705,910	168,384,832
Unilever plc - ADR (United Kingdom)	5,869,200	190,103,388

		532,357,132

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 1.0%
Reckitt Benckiser Group plc (United Kingdom)[1]	1,508,840	$83,336,661

Personal Products - 1.5%
Beiersdorf AG (Germany)[1]	1,326,870	86,209,319
Natura Cosmeticos S.A. (Brazil)	1,498,540	37,563,121

		123,772,440

Total Consumer Staples		1,451,847,299

Energy - 9.2%
Energy Equipment & Services - 5.8%
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	4,377,680	160,439,522
Petroleum Geo-Services ASA (Norway)*[1]	2,833,800	40,483,027
Schlumberger Ltd. (United States)	2,256,010	194,919,264
Trican Well Service Ltd. (Canada)	3,494,970	82,115,216

		477,957,029

Oil, Gas & Consumable Fuels - 3.4%
Cameco Corp. (Canada)	5,034,060	132,647,481
Talisman Energy, Inc. (Canada)	7,376,480	151,514,406

		284,161,887

Total Energy		762,118,916

Financials - 7.2%
Commercial Banks - 3.0%
Banco Santander S.A. (Spain)[1]	11,281,280	129,962,675
HSBC Holdings plc (United Kingdom)[1]	12,185,970	120,821,067

		250,783,742

Diversified Financial Services - 2.0%
Deutsche Boerse AG (Germany)[1]	2,151,130	163,335,234

Insurance - 1.2%
Allianz SE (Germany)[1]	716,950	99,976,967

Real Estate Investment Trusts (REITS) - 1.0%
British Land Co. plc (United Kingdom)[1]	4,391,830	42,939,375
Land Securities Group plc (United Kingdom)[1]	3,310,830	45,292,456

		88,231,831

Total Financials		602,327,774

Health Care - 11.5%
Health Care Equipment & Supplies - 4.4%
Cochlear Ltd. (Australia)[1]	1,308,290	101,258,203
Getinge AB - Class B (Sweden)[1]	2,249,260	60,485,895
Mindray Medical International Ltd. - ADR (China)[2]	4,578,950	128,439,547

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Straumann Holding AG (Switzerland)[1]	312,000	$75,240,636

		365,424,281

Health Care Providers & Services - 3.3%
BML, Inc. (Japan)[1]	554,500	14,029,458
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	32,763,900	38,998,683
Sonic Healthcare Ltd. (Australia)[1]	16,077,890	222,493,279

		275,521,420

Life Sciences Tools & Services - 3.8%
Lonza Group AG (Switzerland)[1,2]	3,314,460	259,665,034
QIAGEN N.V. (Netherlands)*[1]	1,580,880	30,307,192
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	1,550,750	27,231,170

		317,203,396

Total Health Care		958,149,097

Industrials - 11.4%
Aerospace & Defense - 0.9%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	2,260,830	75,664,985

Air Freight & Logistics - 2.1%
PostNL N.V. (Netherlands)[1]	9,087,160	77,003,791
TNT Express N.V. (Netherlands)*[1]	9,087,160	94,247,757

		171,251,548

Airlines - 2.6%
Ryanair Holdings plc - ADR (Ireland)	7,237,000	212,333,580

Commercial Services & Supplies - 0.0%**
Edenred (France)[1]	73,250	2,234,955

Electrical Equipment - 2.3%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	3,194,460	82,896,237
Nexans S.A. (France)[1]	449,270	42,293,847
Prysmian S.p.A. (Italy)[1]	3,077,330	61,947,646

		187,137,730

Machinery - 0.5%
Westport Innovations, Inc. (Canada)*	1,738,780	41,765,496

Marine - 0.2%
D/S Norden (Denmark)[1]	359,770	12,394,730
Pacific Basin Shipping Ltd. (Bermuda)[1]	13,466,600	7,714,430

		20,109,160

Professional Services - 1.5%
Adecco S.A. (Switzerland)[1]	979,930	62,897,132

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Professional Services (continued)
Randstad Holding N.V. (Netherlands)[1]	1,317,130	$60,901,642

		123,798,774

Road & Rail - 1.3%
All America Latina Logistica S.A. (Brazil)	13,215,120	111,519,643

Total Industrials		945,815,871

Information Technology - 14.2%
Communications Equipment - 2.8%
Alcatel-Lucent - ADR (France)*	15,178,510	87,580,003
Telefonaktiebolaget LM Ericsson - Class B (Sweden)[1]	10,002,070	143,984,844

		231,564,847

Internet Software & Services - 0.4%
VistaPrint N.V. (Netherlands)*	795,080	38,044,578

IT Services - 6.3%
Amadeus IT Holding S.A. - Class A (Spain)*[1]	2,111,960	43,899,005
Amdocs Ltd. (Guernsey)*	9,601,570	291,791,712
Cielo S.A. (Brazil)	3,141,392	77,898,228
Indra Sistemas S.A. (Spain)[1]	1,980,480	40,853,453
Redecard S.A. (Brazil)	4,423,940	66,331,462

		520,773,860

Semiconductors & Semiconductor Equipment - 4.2%
Advantest Corp. (Japan)[1]	9,015,600	165,972,002
Sumco Corp. (Japan)*[1]	6,014,420	101,826,499
Tokyo Electron Ltd. (Japan)[1]	1,547,280	84,609,712

		352,408,213

Software - 0.5%
Misys plc (United Kingdom)*[1]	5,705,472	38,493,661

Total Information Technology		1,181,285,159

Materials - 6.2%
Chemicals - 4.1%
Johnson Matthey plc (United Kingdom)[1]	3,962,240	125,123,941
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	2,094,600	112,274,258
Syngenta AG (Switzerland)[1]	312,420	105,582,503

		342,980,702

Construction Materials - 2.1%
CRH plc (Ireland)[1]	3,883,340	86,567,639

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Materials (continued)
Construction Materials (continued)
Holcim Ltd. (Switzerland)[1]	1,107,310	$83,740,373

		170,308,012

Total Materials		513,288,714

Telecommunication Services - 2.8%
Diversified Telecommunication Services - 1.2%
Telenor ASA (Norway)[1]	6,207,830	101,592,964

Wireless Telecommunication Services - 1.6%
SK Telecom Co. Ltd. - ADR (South Korea)	6,939,610	129,770,707

Total Telecommunication Services		231,363,671

TOTAL COMMON STOCKS (Identified Cost $7,269,520,669)		7,788,920,522

PREFERRED STOCKS - 1.1%
Consumer Staples - 1.1%
Household Products - 1.1%
Henkel AG & Co. KGaA (Germany)[1] (Identified Cost $51,452,504)	1,284,670	89,334,090

SHORT-TERM INVESTMENTS - 3.8%
Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.10% (Identified Cost $315,251,808)	315,251,808	315,251,808

TOTAL INVESTMENTS - 98.7% (Identified Cost $7,636,224,981)		8,193,506,420
OTHER ASSETS, LESS LIABILITIES - 1.3%		106,871,185

NET ASSETS - 100%		$8,300,377,605

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
**	Less than 0.1%
[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]	Affiliated company as defined by the Investment Company Act of 1940.
[3]	Rate shown is the current yield as of June 30, 2011.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom 12.7%; France 10.9%; Switzerland 10.1%.

The accompanying notes are an integral part of the financial statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments, at value (identified cost $7,636,224,981) (Note 2)	$8,193,506,420
Cash	22,879,497
Receivable for securities sold	89,045,712
Receivable for fund shares sold	20,660,742
Dividends receivable	13,887,727
Foreign tax reclaims receivable	10,250,458

TOTAL ASSETS	8,350,230,556

LIABILITIES:

Accrued management fees (Note 3)	6,640,250
Accrued transfer agent fees (Note 3)	686,387
Accrued fund accounting and administration fees (Note 3)	228,854
Accrued Chief Compliance Officer service fees (Note 3)	466
Accrued directors’ fees (Note 3)	241
Payable for securities purchased	36,614,785
Payable for fund shares repurchased	5,034,967
Other payables and accrued expenses	647,001

TOTAL LIABILITIES	49,852,951

TOTAL NET ASSETS	$8,300,377,605

NET ASSETS CONSIST OF:

Capital stock	$9,035,006
Additional paid-in-capital	7,181,001,706
Undistributed net investment income	200,809,043
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	351,141,786
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	558,390,064

TOTAL NET ASSETS	$8,300,377,605

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($8,300,377,605/903,500,639 shares)	$9.19

8	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $12,985,069)	$241,581,629

EXPENSES:

Management fees (Note 3)	37,277,872
Transfer agent fees (Note 3)	1,154,011
Fund accounting and administration fees (Note 3)	469,624
Directors’ fees (Note 3)	88,750
Chief Compliance Officer service fees (Note 3)	1,314
Custodian fees	578,801
Miscellaneous	709,214

Total Expenses	40,279,586

NET INVESTMENT INCOME	201,302,043

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	345,963,313
Foreign currency and translation of other assets and liabilities	(2,111,139)

343,852,174

Net change in unrealized appreciation (depreciation) on-
Investments	(86,553,164)
Foreign currency and translation of other assets and liabilities	623,620

(85,929,544)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	257,922,630

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$459,224,673

The accompanying notes are an integral part of the financial statements.	9

Statement of Changes in Net Assets

	For the Six Months Ended 6/30/11 (unaudited)	For the Year Ended 12/31/10

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$201,302,043	$50,986,375
Net realized gain on investments and foreign currency	343,852,174	142,638,736
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(85,929,544)	299,834,418

Net increase from operations	459,224,673	493,459,529

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income	—	(51,336,546)
From net realized gain on investments	—	(128,844,230)

Total distributions to shareholders	—	(180,180,776)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	1,385,726,798	1,224,687,957

Net increase in net assets	1,844,951,471	1,537,966,710

NET ASSETS:

Beginning of period	6,455,426,134	4,917,459,424

End of period (including undistributed net investment income of $200,809,043 and distributions in excess of net investment income of $493,000, respectively)	$8,300,377,605	$6,455,426,134

10	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/11	For the Years Ended
	(unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.61	$8.12	$5.88	$10.07	$9.58	$8.46

Income (loss) from investment operations:
Net investment income	0.24 [1]	0.07 [1]	0.04 [1]	0.10	0.05	0.12
Net realized and unrealized gain (loss) on investments	0.34	0.67	2.26	(4.08)	1.36	2.71

Total from investment operations	0.58	0.74	2.30	(3.98)	1.41	2.83

Less distributions to shareholders:
From net investment income	—	(0.07)	(0.06)	(0.03)	(0.05)	(0.14)
From net realized gain on investments	—	(0.18)	—	(0.18)	(0.87)	(1.57)

Total distributions to shareholders	—	(0.25)	(0.06)	(0.21)	(0.92)	(1.71)

Net asset value - End of period	$9.19	$8.61	$8.12	$5.88	$10.07	$9.58

Net assets - End of period (000’s omitted)	$8,300,378	$6,455,426	$4,917,459	$1,340,057	$841,864	$317,121

Total return[2]	6.74%	9.23%	39.12%	(40.07%)	15.13%	33.88%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.08%[3]	1.11%	1.17%	1.16%	1.14%	1.16%
Net investment income	5.40%[3]	0.92%	0.60%	2.17%	0.75%	1.35%
Portfolio turnover	22%	39%	42%	34%	49%	64%

*        The investment advisor did not impose all of its management fees, CCO fees and fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[4]	0.00%[4]	N/A	N/A	N/A

[1]	Calculated based on average shares outstanding during the period.
[2]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

[3]	Annualized.
[4]	Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

World Opportunities Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies from outside the United States.

The Series is authorized to issue five classes of shares (Class A, B, D, E and Z). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2011, 6.4 billion shares have been designated in total among 31 series, of which 2.5 billion have been designated as World Opportunities Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). In accordance with the procedures approved by the Board, certain securities trading outside the U.S. whose values were adjusted following the close of local trading use a factor from a third party vendor to the extent available. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$1,142,724,021	$389,491,681	$753,232,340	$—
Consumer Staples	1,451,847,299	227,666,509	1,224,180,790	—
Energy	762,118,916	561,196,367	200,922,549	—
Financials	602,327,774	—	602,327,774	—
Health Care	958,149,097	155,670,717	802,478,380	—
Industrials	945,815,871	448,514,956	497,300,915	—
Information Technology	1,181,285,159	561,645,983	619,639,176	—
Materials	513,288,714	—	513,288,714	—
Telecommunication Services	231,363,671	129,770,707	101,592,964	—
Preferred securities:
Consumer Staples	89,334,090	—	89,334,090	—
Debt securities	—	—	—	—
Mutual funds	315,251,808	315,251,808	—	—
Other financial instruments**	—	—	—	—

Total assets	8,193,506,420	2,789,208,728	5,404,297,692	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$8,193,506,420	$2,789,208,728	$5,404,297,692	$—

*

Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or June 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Affiliated Companies

The 1940 Act defines “affiliated companies” to include securities in which a series owns 5% or more of the outstanding voting securities of the issuer. The following transactions were effected in shares of Lonza Group AG (Switzerland) and Mindray Medical International Ltd. - ADR (China) for the six months ended June 30, 2011:

Name of Issuer	Value at 12/31/10	Purchase Cost	Sales Proceeds	Value at 6/30/11	Shares Held at 6/30/11	Dividend Income 12/31/10 through 6/30/11	Net Realized Gain 12/31/10 through 6/30/11
Lonza Group AG (Switzerland)*	$196,804,090	$70,340,930	$—	$259,665,034	3,314,460	$7,227,759	$—

14

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Affiliated Companies (continued)

Name of Issuer	Value at 12/31/10	Purchase Cost	Sales Proceeds	Value at 6/30/11	Shares Held at 6/30/11	Dividend Income 12/31/10 through 6/30/11	Net Realized Gain 12/31/10 through 6/30/11
Mindray Medical International Ltd. - ADR (China)**	$23,525,040	$101,117,516	$—	$128,439,547	4,578,950	$869,247	$—

*	Security was an affiliated company for the period January 28, 2011 - June 30, 2011.

**	Security was an affiliated company for the period June 27, 2011 - June 30, 2011.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2011, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2007 through December 31, 2010. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

15

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor did not waive any fees for the six months ended June 30, 2011. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction- and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2011, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $3,009,253,184 and $1,593,089,702, respectively. There were no purchases or sales of U.S. Government securities.

16

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of World Opportunities Series were:

	For the Six Months Ended 6/30/11		For the Year Ended 12/31/10
	Shares	Amount	Shares	Amount
Sold	213,073,758	$1,922,545,108	380,543,895	$3,072,871,491
Reinvested	—	—	17,838,209	148,727,024
Repurchased	(59,629,641)	(536,818,310)	(253,809,235)	(1,996,910,558)

Total	153,444,117	$1,385,726,798	144,572,869	$1,224,687,957

Approximately 3% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion. In addition, one shareholder owned 93,317,892 shares (10.34% of shares outstanding) valued at $848,401,428. Investment activities of this shareholder may have a material effect on the Series.

6.	LINE OF CREDIT

The Series entered into a $50 million credit facility (the “line of credit”) with Bank of New York Mellon on June 9, 2011. The Series may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Series pays an annual commitment fee on the unused portion of the line of credit which amounted to $18,667 for the period June 9, 2011 to June 30, 2011, which is included in other expenses in the Statement of Operations. Interest on the used portion is charged to the Series based on rates determined pursuant to the terms of the agreeemnt at the time of borrowing. During the period June 9, 2011 to June 30, 2011, the Series did not borrow under the line of credit.

7.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives’ counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2011.

8.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

17

Notes to Financial Statements (unaudited)

9.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2010 were as follows:

Ordinary income	$115,460,480
Long-term capital gains	64,720,296

At June 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$7,659,631,376
Unrealized appreciation	$898,835,800
Unrealized depreciation	(364,960,756)

Net unrealized appreciation	$533,875,044

18

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and / or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please do not hesitate to contact Investor Services at 1-800-466-3863.

MNWO-6/11-SAR

OHIO TAX EXEMPT SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11-6/30/11
Actual	$1,000.00	$1,049.70	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	$3.86

*

Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.77%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2011 (unaudited)

2

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)
OHIO MUNICIPAL SECURITIES - 97.7%
Akron, Various Purposes Impt., G.O. Bond	4.250%	12/1/2028	AA	[2]	$200,000	$192,364
Akron, Various Purposes Impt., Series B, G.O. Bond	5.000%	12/1/2031	AA	[2]	300,000	305,979
Allen East Local School District, Prerefunded Balance, G.O. Bond, AMBAC	4.300%	12/1/2017	WR	[3]	285,000	320,049
Avon, Public Impt., Series B, G.O. Bond	5.000%	12/1/2027	Aa1		200,000	212,724
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A1		200,000	227,960
Bedford Heights, Series A, G.O. Bond, AMBAC.	5.650%	12/1/2014	Aa3		20,000	21,592
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt., G.O. Bond, AGM	4.500%	12/1/2029	Aa2		200,000	200,558
Brunswick, Limited Tax, Capital Impt., G.O. Bond	4.000%	12/1/2025	Aa2		100,000	101,427
Butler County, G.O. Bond, AMBAC	5.000%	12/1/2016	Aa1		110,000	128,350
Butler County, Water & Sewer, G.O. Bond	2.500%	12/1/2014	Aa1		100,000	104,565
Canal Winchester Local School District, G.O. Bond, AGM	4.250%	12/1/2027	Aa3		500,000	490,705
Canal Winchester Local School District, Prerefunded Balance, Series B, G.O. Bond, NATL	5.000%	12/1/2025	A1		355,000	405,250
Cincinnati City School District, Construction & Impt., G.O. Bond, FGRNA	5.250%	12/1/2025	Aa2		600,000	677,406
Cincinnati City School District, G.O. Bond	4.500%	6/1/2018	Aa2		100,000	112,411
Cincinnati City School District, G.O. Bond	5.000%	6/1/2031	Aa2		265,000	273,260
Cincinnati City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	6/1/2016	Aa2		200,000	213,864
Cincinnati City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2031	Aa2		170,000	188,312
Cincinnati, Series B, G.O. Bond	1.500%	12/1/2014	Aa1		360,000	366,095
Cincinnati, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2021	Aa1		220,000	246,968
Cincinnati, Various Purposes Impt., Series B, G.O. Bond	4.250%	12/1/2026	Aa1		170,000	175,537
Cleveland Heights & University Heights City School District, G.O. Bond	5.125%	12/1/2026	Aa2		200,000	204,708
Cleveland, Water Utility Impt., Series O, Revenue Bond, NATL	5.000%	1/1/2037	Aa1		380,000	382,907
Columbus City School District, Facilities Construction & Impt., G.O. Bond	4.500%	12/1/2029	Aa2		500,000	501,970
Columbus City School District, Facilities Construction & Impt., G.O. Bond, AGM	4.250%	12/1/2032	Aa2		500,000	475,650

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)
OHIO MUNICIPAL SECURITIES (continued)
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2032	Aa2		$300,000	$342,666
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2026	Aa2		250,000	287,660
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa		250,000	278,180
Columbus, Public Impt., Series A, G.O. Bond	4.000%	6/1/2013	Aaa		500,000	534,015
Columbus, Public Impt., Series D, G.O. Bond	5.000%	12/15/2013	Aaa		100,000	110,851
Columbus, Series A, G.O. Bond	5.000%	6/15/2013	Aaa		200,000	217,752
Columbus, Sewer Impt., Series A, Revenue Bond	4.250%	6/1/2030	Aa1		250,000	245,525
Cuyahoga Falls, G.O. Bond, NATL	5.000%	12/1/2021	Aa2		750,000	815,715
Delaware County, Series B, G.O. Bond	4.000%	12/1/2015	Aa1		200,000	224,134
Dublin City School District, Prerefunded Balance, G.O. Bond	5.375%	12/1/2017	Aaa		100,000	107,138
Eaton Community City Schools, G.O. Bond, FGRNA	4.125%	12/1/2026	Aa2		500,000	486,075
Elyria City School District, G.O. Bond, XLCA	4.750%	12/1/2027	A1		100,000	101,960
Fairbanks Local School District, School Facilities Construction & Impt., G.O. Bond, AGM	4.500%	12/1/2028	Aa3		400,000	400,512
Fairborn School District, G.O. Bond, AGM	5.000%	12/1/2021	Aa3		400,000	433,032
Fairfield County, Building Impt., Prerefunded Balance, G.O. Bond	5.000%	12/1/2018	Aa2		250,000	255,033
Fairview Park City School District, G.O. Bond, NATL	5.000%	12/1/2029	Aa3		315,000	322,636
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2027	Aaa		500,000	533,880
Gahanna, Public Impt., G.O. Bond, NATL	4.250%	12/1/2014	Aa1		100,000	110,489
Geneva Area City School District, G.O. Bond, NATL	4.500%	12/1/2030	Aa3		120,000	120,679
Granville Exempt Village School District, G.O. Bond, AGM	4.375%	12/1/2031	Aa1		500,000	489,730
Green, G.O. Bond	2.000%	12/1/2014	AA	[2]	285,000	293,439
Greene County, Limited Tax, G.O. Bond	4.500%	12/1/2035	Aa2		415,000	402,417
Greene County, Revenue Bond	3.500%	12/1/2026	Aa2		300,000	277,428
Hamilton City School District, G.O. Bond, AGM .	4.250%	12/1/2030	Aa3		500,000	472,510
Hamilton County, Sewer Impt., Series A, Revenue Bond	3.750%	12/1/2015	Aa2		200,000	220,352
Hamilton County, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2032	Aa2		100,000	102,870
Hamilton Electric System, Series A, Revenue Bond, AGC	4.125%	10/1/2024	Aa3		300,000	300,504

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)
OHIO MUNICIPAL SECURITIES (continued)
Hamilton Waterworks System, Series A, Revenue Bond, AGC	4.625%	10/15/2029	Aa3		$100,000	$100,028
Hamilton, Series A, Revenue Bond, AGC	4.125%	10/15/2023	Aa3		120,000	121,832
Hancock County, Various Purposes Impt., G.O. Bond, NATL	4.000%	12/1/2016	Aa2		200,000	220,770
Harrison, Various Purposes Impt., G.O. Bond, AGM	5.250%	12/1/2038	Aa3		275,000	290,694
Huber Heights City School District, School Impt., G.O. Bond	5.000%	12/1/2036	Aa2		450,000	456,777
Ironton City School District, G.O. Bond, NATL	4.250%	12/1/2028	Baa1		500,000	456,710
Kettering City School District, G.O. Bond, AGM .	4.250%	12/1/2025	Aa2		750,000	748,455
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2015	Aa2		225,000	259,886
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2019	Aa2		705,000	814,310
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	WR	[3]	500,000	469,955
Lakota Local School District, Series A, G.O. Bond, FGRNA	5.250%	12/1/2024	Aaa		210,000	244,009
Licking Heights Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.250%	12/1/2023	Aa2		1,140,000	1,293,604
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, NATL	5.000%	12/1/2022	Aa2		250,000	269,873
Lima, Revenue Bond, AGM	3.750%	12/1/2023	Aa3		225,000	228,616
Lima, Revenue Bond, AGM	4.300%	12/1/2029	Aa3		200,000	204,398
Lorain City School District, Unrefunded Balance, G.O. Bond, NATL	4.750%	12/1/2025	Aa2		335,000	342,206
Lorain County, Sewer System Impt., G.O. Bond	5.000%	12/1/2039	Aa2		200,000	205,806
Loveland City School District, G.O. Bond, AGM.	5.000%	12/1/2015	Aa2		300,000	345,720
Lucas County, Sewer & Water District Impt., G.O. Bond	4.100%	12/1/2027	AA	[2]	100,000	102,504
Lucas County, Various Purposes Impt., G.O. Bond	4.500%	10/1/2035	Aa2		300,000	283,059
Mahoning County, Various Purposes Impt., Revenue Bond	4.375%	12/1/2035	Aa3		230,000	231,336
Mahoning County, Various Purposes Impt., Series B, G.O. Bond, AGC	4.375%	12/1/2035	Aa3		300,000	301,743
Marion, Limited Tax, Various Purposes Impt., Series A, G.O. Bond, AGM	4.300%	12/1/2030	Aa3		100,000	101,484
Marysville, Sewer & Wastewater, Revenue Bond, AGC, XLCA	4.750%	12/1/2046	Aa3		180,000	167,767

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)
OHIO MUNICIPAL SECURITIES (continued)
Mason, Limited Tax, Various Purposes Impt., G.O. Bond	4.250%	12/1/2027	Aaa		$925,000	$937,155
Massillon City School District, Various Purposes
Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/1/2014	Baa1		100,000	105,046
Maumee City School District, G.O. Bond, AGM	4.600%	12/1/2031	Aa3		260,000	260,226
Maumee, Public Impt., G.O. Bond, NATL	4.125%	12/1/2018	Aa2		375,000	403,369
Miami County, Various Purposes Impt., G.O. Bond	2.000%	12/1/2013	Aa2		300,000	307,443
Miamisburg City School District, G.O. Bond	5.000%	12/1/2033	Aa2		250,000	255,270
Middletown, Public Impt., G.O. Bond, AGM	5.000%	12/1/2021	Aa2		230,000	258,959
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	Aa2		100,000	114,245
Monroe Local School District, G.O. Bond, AMBAC	5.500%	12/1/2024	Aa3		500,000	571,400
Montgomery County, Various Purposes Impt., G.O. Bond	3.000%	12/1/2019	Aa1		250,000	258,550
Mount Healthy City School District, G.O. Bond, AGM	5.000%	12/1/2031	Aa3		200,000	205,762
Muskingum County, Limited Tax, Various Purposes Impt., G.O. Bond, AGC	4.300%	12/1/2028	Aa2		145,000	148,600
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa1		45,000	46,960
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa1		85,000	88,703
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aa1		95,000	99,138
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa1		185,000	185,770
North Royalton, Various Purposes Impt., G.O. Bond	5.250%	12/1/2028	Aa2		1,025,000	1,093,634
Ohio State Water Development Authority, Fresh Water, Prerefunded Balance, Revenue Bond	5.250%	12/1/2017	AAA	[2]	270,000	306,380
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa		200,000	234,394
Ohio State Water Development Authority, Pure Water, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa		25,000	28,081
Ohio State, Conservation Project, Series A, G.O. Bond	5.000%	9/1/2013	Aa1		350,000	383,086
Ohio State, Public Impt., Series A, G.O. Bond	5.000%	2/1/2014	Aa1		250,000	275,937
Ohio State, School Impt., Prerefunded Balance, Series A, G.O. Bond	5.000%	6/15/2015	Aa1		300,000	338,751
Ohio State, Series C, G.O. Bond	5.500%	11/1/2012	Aa1		1,000,000	1,068,070
The accompanying notes are an integral part of the financial statements.

6

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)
OHIO MUNICIPAL SECURITIES (continued)
Olentangy Local School District, Series A, G.O. Bond, AGM	4.500%	12/1/2032	Aa1		$800,000	$802,264
Otsego Local School District, Prerefunded Balance, G.O. Bond, AGM	4.300%	12/1/2016	Aa3		100,000	112,298
Pickerington Local School District, G.O. Bond, NATL	4.250%	12/1/2034	Aa2		230,000	206,637
Portage County, Sewer Impt., G.O. Bond, AGM.	4.100%	12/1/2024	Aa2		200,000	205,174
Portsmouth City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2023	Aa2		440,000	469,203
Princeton City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2030	AAA	[2]	200,000	221,698
South Range Local School District, G.O. Bond, XLCA	4.500%	12/1/2035	A	[2]	225,000	211,343
South-Western City School District, Franklin & Pickway County, G.O. Bond, AGM	4.250%	12/1/2026	Aa2		600,000	602,580
Springboro Community City School District, G.O. Bond, AGM	5.250%	12/1/2032	Aa3		150,000	160,847
Springboro, Public Impt., G.O. Bond	3.250%	12/1/2014	Aa2		100,000	107,143
Sugarcreek Local School District, G.O. Bond, AGM	4.250%	12/1/2031	Aa2		750,000	690,967
Summit County, Series R, G.O. Bond, FGRNA	5.500%	12/1/2018	Aa1		260,000	311,854
Summit County, Various Purposes Impt., Series R, G.O. Bond, FGRNA	5.500%	12/1/2019	Aa1		100,000	119,512
Sylvania City School District, G.O. Bond, AGC	5.000%	12/1/2025	Aa2		270,000	282,374
Sylvania, Public Impt., G.O. Bond	2.000%	12/1/2014	AA	[2]	300,000	309,843
Symmes Township, Limited Tax, Parkland Acquisition & Impt., G.O. Bond	5.250%	12/1/2037	Aa1		100,000	106,097
Tallmadge City School District, G.O. Bond, AGM	5.000%	12/1/2031	Aaa		200,000	204,558
Tallmadge, G.O. Bond	4.250%	12/1/2030	Aa2		180,000	182,668
Twinsburg City School District, G.O. Bond, FGRNA	5.000%	12/1/2018	Aa2		100,000	110,215
Twinsburg, Series A, G.O. Bond	2.000%	12/1/2012	Aa2		155,000	158,653
Van Buren Local School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2016	Aa3		300,000	306,288
Vandalia Butler City School District, G.O. Bond .	5.000%	12/1/2038	Aa2		500,000	508,985
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Aa2		235,000	258,512
Wadsworth City School District, G.O. Bond, AGC	5.000%	12/1/2037	AA	[2]	180,000	182,657
Warren County, Highway Impt., G.O. Bond	4.000%	12/1/2022	Aa1		100,000	105,917
Washington Court House City School District, G.O. Bond, FGRNA	5.000%	12/1/2029	A1		500,000	509,100
West Chester Township, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2020	Aaa		100,000	112,479

The accompanying notes are an integral part of the financial statements.

7

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount/ Shares	Value (Note 2)
OHIO MUNICIPAL SECURITIES (continued)
Wood County, G.O. Bond	5.400%	12/1/2013	Aa2	$15,000	$15,050

TOTAL MUNICIPAL BONDS
(Identified Cost $38,470,310)					38,829,180

SHORT-TERM INVESTMENTS - 2.7%
Dreyfus Cash Management, Inc. - Institutional Shares[4] (Identified Cost $1,078,745)				1,078,745	1,078,745

TOTAL INVESTMENTS - 100.4%
(Identified Cost $39,549,055)					39,907,925
LIABILITIES, LESS OTHER ASSETS - (0.4%)					(153,000)

NET ASSETS - 100%					$39,754,925

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.) (formerly known as FSA (Financial Security Assurance, Inc.))

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]	Credit rating has been withdrawn. As of June 30, 2011, there is no rating available.
[4]	Rate shown is the current yield as of June 30, 2011.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies:

NATL - 28.6%; AGM - 17.8%.

The accompanying notes are an integral part of the financial statements.

8

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments, at value (identified cost $39,549,055) (Note 2)	$39,907,925
Interest receivable	179,857
Receivable for fund shares sold	26,383

TOTAL ASSETS	40,114,165

LIABILITIES:

Accrued management fees (Note 3)	16,377
Accrued fund accounting and administration fees (Note 3)	7,329
Accrued transfer agent fees (Note 3)	678
Accrued Chief Compliance Officer service fees (Note 3)	466
Payable for securities purchased	310,002
Audit fees payable	18,521
Other payables and accrued expenses	5,867

TOTAL LIABILITIES	359,240

TOTAL NET ASSETS	$39,754,925

NET ASSETS CONSIST OF:

Capital stock	$37,241
Additional paid-in-capital	39,105,838
Undistributed net investment income	112,622
Accumulated net realized gain on investments	140,354
Net unrealized appreciation on investments	358,870

TOTAL NET ASSETS	$39,754,925

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($39,754,925/3,724,149 shares)	$10.67

9	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

INVESTMENT INCOME:

Interest	$719,440

EXPENSES:

Management fees (Note 3)	91,828
Fund accounting and administration fees (Note 3)	24,211
Transfer agent fees (Note 3)	1,325
Chief Compliance Officer service fees (Note 3)	1,314
Directors’ fees (Note 3)	489
Audit fees	14,265
Custodian fees	943
Miscellaneous	7,006

Total Expenses	141,381

NET INVESTMENT INCOME	578,059

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	140,002
Net change in unrealized appreciation (depreciation) on investments	1,126,399

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,266,401

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,844,460

The accompanying notes are an integral part of the financial statements.	10

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/11 (unaudited)	For the Year Ended 12/31/10
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$578,059	$979,572
Net realized gain on investments	140,002	286
Net change in unrealized appreciation (depreciation) on investments	1,126,399	(1,217,584)

Net increase (decrease) from operations	1,844,460	(237,726)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(501,615)	(996,467)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	4,042,325	10,728,881

Net increase in net assets	5,385,170	9,494,688

NET ASSETS:

Beginning of period	34,369,755	24,875,067

End of period (including undistributed net investment income of $112,622 and $36,178, respectively)	$39,754,925	$34,369,755

11	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended
	6/30/11	For the Years Ended
	(unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.30	$10.62	$9.82	$10.43	$10.46	$10.52

Income (loss) from investment operations:
Net investment income	0.16 [1]	0.35 [1]	0.36 [1]	0.38	0.34	0.38
Net realized and unrealized gain (loss) on investments	0.35	(0.33)	0.91	(0.57)	— [2]	(0.05)

Total from investment operations	0.51	0.02	1.27	(0.19)	0.34	0.33

Less distributions to shareholders:
From net investment income	(0.14)	(0.34)	(0.37)	(0.36)	(0.37)	(0.38)
From net realized gain on investments	—	—	(0.10)	(0.06)	—	(0.01)

Total distributions to shareholders	(0.14)	(0.34)	(0.47)	(0.42)	(0.37)	(0.39)

Net asset value - End of period	$10.67	$10.30	$10.62	$9.82	$10.43	$10.46

Net assets - End of period (000’s omitted)	$39,755	$34,370	$24,875	$20,844	$26,432	$20,612

Total return[3]	4.97%	0.14%	13.09%	(1.74%)	3.28%	3.19%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.77%[4]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.15%[4]	3.25%	3.39%	3.58%	3.47%	3.81%
Portfolio turnover	21%	0%[5]	11%	15%	3%	9%

*       The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[6]	0.03%	0.01%	0.00%[6]	0.07%

[1]	Calculated based on average shares outstanding during the period.
[2]	Less than $0.01 per share.
[3]

Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[4]	Annualized.
[5]	Less than 1%.
[6]	Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	12

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Ohio Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2011, 6.4 billion shares have been designated in total among 31 series, of which 100 million have been designated as Ohio Tax Exempt Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	38,829,180	—	38,829,180	—
Mutual funds	1,078,745	1,078,745	—	—
Other financial instruments**	—	—	—	—

Total assets	39,907,925	1,078,745	38,829,180	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$39,907,925	$1,078,745	$38,829,180	$—

*	Includes common stock, warrants and rights.
**

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or June 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

14

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2011, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2007 through December 31, 2010. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

15

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2012, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2011. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction- and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2011, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $11,617,032 and $7,217,466, respectively. There were no purchases or sales of U.S. Government securities.

16

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Ohio Tax Exempt Series were:

	For the Six Months Ended 6/30/11		For the Year Ended 12/31/10
	Shares	Amount	Shares	Amount
Sold	426,422	$4,419,598	1,165,715	$12,625,181
Reinvested	45,412	480,367	89,722	946,551
Repurchased	(83,507)	(857,640)	(262,403)	(2,842,851)

Total	388,327	$4,042,325	993,034	$10,728,881

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives’ counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2011.

7.	CONCENTRATION OF CREDIT

The Series primarily invests in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of Ohio municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2010 was as follows:

Tax exempt income	$996,467

17

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

At June 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$39,549,055
Unrealized appreciation	$615,082
Unrealized depreciation	(256,212)

Net unrealized appreciation	$358,870

18

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s
(SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and / or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please do not hesitate to contact Investor Services at 1-800-466-3863.

MNOHTES-6/11-SAR

DIVERSIFIED TAX EXEMPT SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11-6/30/11
Actual	$1,000.00	$1,047.60	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	$2.86

*

Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.57%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition (unaudited)

As of June 30, 2011

Credit Quality Ratings2,3

Aaa	29.8%
Aa	53.3%
A	8.4%
Baa	4.1%
Unrated investments	0.5%
Cash, short-term investments, and other assets, less liabilities	3.9%

[2]	As a percentage of net assets.
[3]

Based on ratings from Moody’s, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series’ investment policies.

TopTen States4

Massachusetts	5.9%
Texas	5.2%
Virginia	5.0%
South Carolina	4.4%
Maryland	4.4%
Georgia	4.2%
Florida	3.9%
Washington	3.7%
New York	3.7%
North Carolina	3.5%
4 As a percentage of total investments.

2

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)

MUNICIPAL BONDS - 96.1%

ALABAMA - 0.4%
Fort Payne Waterworks Board, Revenue Bond, AMBAC	3.500%	7/1/2015	WR	[2]	$665,000	$685,416
Odenville Utilities Board, Water, Revenue Bond, NATL	4.300%	8/1/2028	Baa1		500,000	430,565

						1,115,981

ALASKA - 0.2%
Alaska Municipal Bond Bank Authority, Series 1, Revenue Bond, NATL	4.100%	6/1/2017	Aa2		455,000	481,909

ARIZONA - 1.7%
Mesa, G.O. Bond, FGRNA	4.125%	7/1/2027	Aa2		2,215,000	2,220,250
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	1/1/2035	Aa1		1,700,000	1,725,993
Yuma County Library District, Series A, G.O. Bond, AMBAC	4.500%	7/1/2035	Aa3		1,200,000	1,113,504

						5,059,747

ARKANSAS - 1.6%
Arkansas State, G.O. Bond	4.000%	8/1/2014	Aa1		2,340,000	2,568,922
Arkansas State, Water Utility Impt., Series A, G.O. Bond	4.500%	7/1/2044	Aa1		1,000,000	989,810
Bentonville School District No. 6, Series A, G.O. Bond	4.500%	6/1/2040	Aa2		1,000,000	1,000,480
Hot Springs, Public Impt., Revenue Bond, AGC.	4.625%	12/1/2037	AA	[3]	500,000	492,110

						5,051,322

CALIFORNIA - 2.0%
Campbell Union School District, G.O. Bond, AGM	4.375%	8/1/2027	Aa2		1,810,000	1,784,226
Chula Vista Elementary School District, Series F, G.O. Bond, NATL	4.800%	8/1/2024	Baa1		435,000	441,273
Chula Vista Elementary School District, Series F, G.O. Bond, NATL	4.875%	8/1/2025	Baa1		425,000	430,385
Los Angeles Unified School District, Series B, G.O. Bond, AMBAC	4.500%	7/1/2027	Aa2		840,000	809,348
Oak Valley Hospital District, G.O. Bond, FGRNA	4.500%	7/1/2025	A1		1,395,000	1,313,951

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)

CALIFORNIA (continued)
Richmond Joint Powers Financing Authority, Series A, Tax Allocation, NATL	5.250%	9/1/2025	Baa1	$1,570,000	$1,471,357

					6,250,540

COLORADO - 0.7%
Colorado Water Resources & Power
Development Authority, Water Resource, Series D, Revenue Bond, AGM	4.375%	8/1/2035	Aa2	1,420,000	1,328,552
Commerce City, Certificate of Participation, AMBAC	4.750%	12/15/2032	Aaa	1,000,000	939,740

					2,268,292

DELAWARE - 1.9%
Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2014	Aaa	1,000,000	1,115,120
Delaware State, Public Impt., Series B, G.O. Bond	5.000%	2/1/2013	Aaa	1,800,000	1,933,344
New Castle County, Public Impt., Series A, G.O. Bond	4.250%	7/15/2025	Aaa	1,500,000	1,538,340
New Castle County, Public Impt., Series A, G.O. Bond	4.250%	7/15/2026	Aaa	1,265,000	1,292,792

					5,879,596

DISTRICT OF COLUMBIA - 1.9%
District of Columbia Water & Sewer Authority,
Water Utility Impt., Revenue Bond, AGM	6.000%	10/1/2014	Aa2	1,500,000	1,731,840
District of Columbia Water & Sewer Authority,
Water Utility Impt., Series A, Revenue Bond	5.250%	10/1/2029	Aa2	1,000,000	1,068,870
District of Columbia, Public Impt., Prerefunded
Balance, Series A, G.O. Bond, AMBAC	5.000%	6/1/2022	Aa2	500,000	543,800
District of Columbia, Series A, G.O. Bond, FGRNA	4.750%	6/1/2033	Aa2	2,500,000	2,436,750

					5,781,260

FLORIDA - 3.9%
Cape Coral, Water Utility Impt., Special Assessment, NATL	4.500%	7/1/2021	A2	1,845,000	1,882,435
Florida State Board of Education, Capital Outlay, Public Education, Series D, G.O. Bond	5.000%	6/1/2016	Aa1	2,000,000	2,288,200

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)

FLORIDA (continued)
Florida State Department of Transportation, G.O. Bond	5.000%	7/1/2027	Aa1		$1,000,000	$1,037,300
Fort Lauderdale, Water Utility Impt., Revenue Bond	4.500%	9/1/2038	Aa1		1,000,000	933,110
Miami-Dade County, Water & Sewer Systems, Revenue Bond, AGM	5.000%	10/1/2039	Aa2		1,500,000	1,506,510
Palm Beach County, FPL Reclaimed Water Project, Revenue Bond	5.000%	10/1/2040	Aaa		1,020,000	1,046,979
Panama City Beach, Water Utility Impt., Revenue Bond, AGC	5.000%	6/1/2039	AA	[3]	1,000,000	1,003,200
Tampa Bay Water Utility System, Revenue Bond	5.000%	10/1/2038	Aa2		1,000,000	1,013,280
Winter Park, Electric Impt., Series A, Revenue Bond, AGM	5.000%	10/1/2029	Aa3		1,000,000	1,037,570
Winter Park, Impt., Revenue Bond	5.000%	12/1/2034	Aa2		250,000	251,870

						12,000,454

GEORGIA - 4.2%
Atlanta, Prerefunded Balance, G.O. Bond	5.600%	12/1/2018	Aa2		350,000	355,009
Atlanta, Water & Wastewater, Revenue Bond, AGM	5.000%	11/1/2043	Aa3		1,500,000	1,471,590
Cobb County, Water Utility Impt., Revenue Bond	4.250%	7/1/2028	Aaa		1,000,000	1,021,100
Dekalb County, Special Transportation Parks & Greenspace, G.O. Bond	4.375%	12/1/2030	Aa3		1,000,000	891,980
Dekalb County, Water & Sewer, Series A, Revenue Bond	5.000%	10/1/2035	Aa1		1,000,000	972,530
Forsyth County, Public Impt., Series B, G.O. Bond	5.000%	3/1/2013	Aaa		670,000	721,590
Fulton County, Water Utility Impt., Revenue Bond, FGRNA	5.000%	1/1/2035	Aa3		1,000,000	1,001,630
Georgia State, Prerefunded Balance, Series B, G.O. Bond	5.650%	3/1/2012	Aaa		5,000	5,182
Georgia State, School Impt., Prerefunded Balance, Series F, G.O. Bond	5.000%	11/1/2015	Aaa		500,000	531,240
Georgia State, School Impt., Series C-1, G.O. Bond	5.000%	10/1/2014	Aaa		1,415,000	1,607,624
Georgia State, Series B, G.O. Bond	5.000%	7/1/2015	Aaa		2,000,000	2,308,880
Georgia State, Unrefunded Balance, Series B, G.O. Bond	5.650%	3/1/2012	Aaa		195,000	202,082

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)

GEORGIA (continued)
Gwinnett County Water & Sewerage Authority,
Water Utility Impt., Series A, Revenue Bond	4.000%	8/1/2028	Aaa		$1,000,000	$1,006,160
Madison, Water & Sewer, Revenue Bond, AMBAC	4.625%	7/1/2030	WR	[2]	1,000,000	940,310

						13,036,907

HAWAII - 1.2%
Hawaii State, Series DB, G.O. Bond, NATL	5.250%	9/1/2013	Aa2		875,000	962,421
Hawaii State, Series DG, G.O. Bond, AMBAC	5.000%	7/1/2014	Aa2		500,000	561,075
Hawaii State, Series DT, G.O. Bond	5.000%	11/1/2014	Aa2		550,000	622,001
Honolulu County, Public Impt., Series B, G.O. Bond	4.750%	12/1/2035	Aa1		1,000,000	1,007,520
Honolulu County, Sewer Impt., Series A,
Revenue Bond, FGRNA	5.000%	7/1/2035	Aa2		500,000	506,325

						3,659,342

ILLINOIS - 0.8%
Chicago, Unrefunded Balance, Series A, G.O. Bond, NATL	5.000%	1/1/2034	Aa3		520,000	503,620
Springfield Metropolitan Sanitation District, Series A, G.O. Bond	4.750%	1/1/2034	AA	[3]	1,115,000	1,108,901
Springfield, Electric Power & Light, Revenue Bond, NATL	5.000%	3/1/2035	A1		1,000,000	980,890

						2,593,411

INDIANA - 3.4%
Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	A	[3]	1,450,000	1,551,442
Avon Community School Building Corp., Revenue Bond, AMBAC	4.750%	1/15/2032	A	[3]	1,015,000	983,900
Frankfort High School Elementary School Building Corp., Revenue Bond, AGM	4.750%	7/15/2025	Aa3		1,500,000	1,549,155
Indiana Municipal Power Agency, Series A, Revenue Bond, NATL	5.000%	1/1/2042	A1		1,000,000	971,060
Indianapolis Local Public Impt. Bond Bank, Waterworks Project, Series A, Revenue Bond, AGC	5.500%	1/1/2038	Aa3		1,000,000	1,040,470
North Lawrence Community Schools Building Corp., Revenue Bond, AGM	5.000%	7/15/2020	Aa3		450,000	471,240
Plainfield, Series A, Revenue Bond	4.650%	1/1/2027	A	[3]	645,000	652,740

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)

INDIANA (continued)
Shelbyville Central Renovation School Building Corp., Revenue Bond, NATL	5.000%	7/15/2018	Baa1		$3,000,000	$3,290,580

						10,510,587

IOWA - 2.8%
Ankeny, Series B, G.O. Bond	4.000%	6/1/2013	Aa2		1,550,000	1,653,339
Cedar Rapids, Public Impt., Series A, G.O. Bond	4.000%	6/1/2030	Aaa		440,000	428,019
Cedar Rapids, Series E, G.O. Bond	3.000%	6/1/2014	Aaa		1,000,000	1,063,710
Des Moines, Public Impt., Series A, G.O. Bond .	2.000%	6/1/2013	Aa1		1,000,000	1,029,260
Dubuque Iowa, Series D, Revenue Bond	4.000%	6/1/2030	Aa2		470,000	444,855
Indianola Community School District, G.O. Bond, FGRNA	5.200%	6/1/2021	A1		425,000	451,380
Iowa City Community School District, G.O. Bond, AGM	4.000%	6/1/2018	Aaa		425,000	437,975
Linn-Mar Community School District, Revenue Bond	4.625%	7/1/2029	A2		1,000,000	1,013,350
Polk County, Series C, G.O. Bond	4.000%	6/1/2017	Aaa		995,000	1,055,715
Sioux City, Public Impt., Series A, G.O. Bond	2.000%	6/1/2014	Aa1		940,000	971,988

						8,549,591

KANSAS - 1.7%
Johnson County Water District No. 1, Revenue Bond	3.250%	12/1/2030	Aaa		1,000,000	862,670
Miami County Unified School District No. 416 Louisburg, G.O Bond, NATL	5.000%	9/1/2018	Baa1		2,000,000	2,217,560
Scott County, G.O. Bond	4.750%	4/1/2040	A	[3]	1,000,000	1,010,640
Seward County, G.O. Bond, AGM	5.000%	8/1/2040	Aa3		1,000,000	1,038,430

						5,129,300

KENTUCKY - 0.9%
Lexington-Fayette Urban County Government Public Facilities Corp., Revenue Bond, NATL.	4.000%	10/1/2018	Aa3		1,655,000	1,762,989
Louisville & Jefferson County Metropolitan Sewer District, Series A, Revenue Bond, AGC	4.250%	5/15/2038	Aa3		1,000,000	906,190

						2,669,179

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)
MUNICIPAL BONDS (continued)

LOUISIANA - 0.7%
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.350%	3/1/2026	Aa2		$660,000	$669,220
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.375%	3/1/2027	Aa2		1,090,000	1,103,396
New Orleans, Sewage Service, Revenue Bond, FGIC	5.250%	6/1/2012	A3		300,000	300,807

						2,073,423

MAINE - 0.6%
Falmouth, School Impt., G.O. Bond	2.000%	11/15/2014	Aa1		1,000,000	1,034,220
Maine Municipal Bond Bank, Series D, Revenue Bond	4.000%	11/1/2033	AAA	[3]	1,000,000	925,970

						1,960,190

MARYLAND - 4.4%
Anne Arundel County, Water & Sewer, G.O. Bond	4.200%	3/1/2025	Aa1		1,770,000	1,816,569
Baltimore County, Metropolitan District, G.O. Bond	4.250%	9/1/2029	Aaa		1,000,000	1,011,520
Baltimore County, Public Impt., G.O. Bond	5.000%	2/1/2014	Aaa		2,250,000	2,500,470
Frederick County, Series C, G.O. Bond	4.000%	12/1/2014	Aa1		1,410,000	1,560,123
Howard County, Public Impt., Series A, G.O. Bond	4.500%	2/15/2030	Aaa		1,000,000	1,028,560
Maryland State, Public Impt., First Series, G.O. Bond	5.000%	3/15/2013	Aaa		1,000,000	1,079,090
Maryland State, Public Impt., Prerefunded Balance, Second Series, G.O. Bond	5.000%	8/1/2015	Aaa		1,000,000	1,095,400
Maryland State, Public Impt., Second Series, G.O. Bond	5.000%	7/15/2014	Aaa		1,000,000	1,128,630
Maryland State, Public Impt., Series A, G.O. Bond	4.000%	8/1/2015	Aaa		500,000	558,800
Prince George’s County, Public Impt., Series A, G.O. Bond	4.000%	9/15/2014	Aaa		550,000	606,611
Prince George’s County, School Impt., G.O. Bond	5.500%	10/1/2013	Aaa		400,000	445,176
Prince George’s County, Series D, G.O. Bond	5.000%	12/1/2012	Aaa		735,000	784,296

						13,615,245

MASSACHUSETTS - 5.9%
Barnstable, G.O. Bond	3.000%	6/15/2013	AAA	[3]	670,000	703,634

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)
MUNICIPAL BONDS (continued)

MASSACHUSETTS (continued)
Beverly, Municipal Purpose Loan, G.O. Bond	4.500%	1/15/2035	AA	[3]	$695,000	$674,359
Boston Water & Sewer Commission, Series A, Revenue Bond	5.000%	11/1/2028	Aa1		510,000	555,635
Boston Water & Sewer Commission, Series A, Revenue Bond	5.000%	11/1/2031	Aa1		1,000,000	1,070,970
Boston, Public Impt., Series A, G.O. Bond	5.000%	1/1/2015	Aaa		500,000	567,750
Boston, Series A, G.O. Bond, NATL	4.125%	1/1/2021	Aaa		1,000,000	1,031,570
Boston, Series A, G.O. Bond, NATL	4.125%	1/1/2022	Aaa		410,000	420,742
Cambridge, Series A, G.O. Bond	4.000%	2/1/2026	Aaa		850,000	864,892
Cambridge, Series A, G.O. Bond	4.000%	2/1/2027	Aaa		850,000	859,741
Commonwealth of Massachusetts, Prerefunded Balance, Series D, G.O. Bond, AGM	5.000%	12/1/2023	Aa1		1,000,000	1,140,180
Commonwealth of Massachusetts, Public Impt., Series C, G.O. Bond	5.000%	9/1/2013	Aa1		1,790,000	1,962,467
Commonwealth of Massachusetts, Public Impt., Series D, G.O. Bond, NATL	6.000%	11/1/2013	Aa1		520,000	584,854
Commonwealth of Massachusetts, Series A, G.O. Bond	4.750%	8/1/2038	Aa1		500,000	503,270
Commonwealth of Massachusetts, Series B, G.O. Bond	3.000%	7/1/2013	Aa1		500,000	524,980
Commonwealth of Massachusetts, Series B, G.O. Bond	4.000%	7/1/2013	Aa1		590,000	631,223
Commonwealth of Massachusetts, Series C, G.O. Bond, AMBAC	5.500%	12/1/2023	Aa1		1,000,000	1,210,360
Commonwealth of Massachusetts, Series D, G.O. Bond	5.250%	10/1/2014	Aa1		1,000,000	1,138,600
Lowell, State Qualified, Prerefunded Balance, G.O. Bond, AMBAC	5.000%	2/1/2020	Aa2		500,000	519,085
Massachusetts Water Resources Authority, Series A, Revenue Bond, AGM	4.375%	8/1/2032	Aa1		2,000,000	1,971,480
Natick, School Impt., G.O. Bond	3.000%	6/15/2013	AAA	[3]	1,000,000	1,049,800

						17,985,592

MICHIGAN - 2.1%
Bendle Public School District, G.O. Bond, FGRNA	4.500%	5/1/2028	Aa2		640,000	631,046
Detroit City School District, Series B, G.O. Bond, FGIC	5.000%	5/1/2033	Aa2		750,000	701,708
Detroit Sewer Disposal System, Series B, Revenue Bond, FGRNA	4.625%	7/1/2034	A2		1,500,000	1,343,370
Muskegon Public Schools, G.O. Bond, AGM	5.000%	5/1/2020	Aa2		1,000,000	1,062,820

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)
MUNICIPAL BONDS (continued)

MICHIGAN (continued)
Saginaw City School District, G.O. Bond, AGM	4.500%	5/1/2031	Aa2		$1,695,000	$1,624,030
Warren Woods Public Schools, School Building & Site, G.O. Bond, AGM	4.500%	5/1/2026	Aa2		1,015,000	1,013,853

						6,376,827

MINNESOTA - 2.1%
Brooklyn Center Independent School District No. 286, Series A, G.O. Bond, NATL	4.375%	2/1/2026	Aa2		1,105,000	1,126,813
Hennepin County, Series B, G.O. Bond	4.000%	12/1/2014	Aaa		1,000,000	1,107,540
Minnesota State, Public Impt., G.O. Bond	5.000%	8/1/2013	Aa1		2,000,000	2,185,520
Minnesota State, Series C, G.O. Bond	5.000%	8/1/2014	Aa1		1,000,000	1,128,590
Pine County, Series A, G.O. Bond, FGRNA	4.400%	2/1/2028	AAA	[3]	555,000	562,992
Western Minnesota Municipal Power Agency, Revenue Bond	6.625%	1/1/2016	Aaa		150,000	170,489

						6,281,944

MISSOURI - 2.2%
Columbia, Electric Light & Power Impt., Series A, Revenue Bond	5.000%	10/1/2013	AA	[3]	1,000,000	1,096,050
Columbia, Water Utility Impt., Series A, Revenue Bond	4.125%	10/1/2033	AA	[3]	995,000	995,985
Missouri State, Series A, G.O. Bond	5.000%	10/1/2014	Aaa		830,000	942,988
Missouri State, Water Pollution Control, Prerefunded Balance, Series A, G.O. Bond	4.500%	12/1/2030	Aaa		2,375,000	2,823,566
Springfield, Electric Light & Power Impt., Revenue Bond, FGRNA	4.750%	8/1/2031	Aa3		1,015,000	1,025,921

						6,884,510

NEBRASKA - 1.7%
Nebraska Public Power District, Series C, Revenue Bond	5.000%	1/1/2026	A1		840,000	894,239
Omaha Metropolitan Utilities District, Series A, Revenue Bond, AGM	4.375%	12/1/2031	Aa3		2,640,000	2,551,613
Omaha Public Power District, Series AA, Revenue Bond, FGRNA	4.500%	2/1/2034	Aa2		1,950,000	1,856,888

						5,302,740

NEVADA - 1.5%
Clark County, G.O. Bond, AGM	4.750%	6/1/2027	Aa1		3,000,000	3,033,990

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)

NEVADA (continued)
Las Vegas Valley Water District, Water Impt., Series A, G.O. Bond, AGM	4.750%	6/1/2033	Aa2	$1,500,000	$1,493,865
Nevada State, Project Nos. 66 & 67, Unrefunded Balance, Series A, G.O. Bond, FGRNA	5.000%	5/15/2028	Aa2	125,000	125,047

					4,652,902

NEW HAMPSHIRE - 1.0%
Manchester, Series F, G.O. Bond	3.750%	12/1/2025	Aa1	1,005,000	1,008,226
New Hampshire Municipal Bond Bank, Series D, Revenue Bond	4.625%	7/15/2039	Aa3	835,000	849,295
New Hampshire State, Series A, G.O. Bond, NATL	5.000%	10/15/2012	Aa1	1,000,000	1,061,280

					2,918,801

NEW JERSEY - 1.1%
East Brunswick Township Board of Education, G.O. Bond, AGM	4.500%	11/1/2028	Aa2	835,000	847,108
East Brunswick Township Board of Education, G.O. Bond, AGM	4.500%	11/1/2029	Aa2	1,000,000	1,011,730
Morris County Impt. Authority, School District, Morris Hills Regional District, Revenue Bond .	3.700%	10/1/2018	Aaa	540,000	563,085
Sparta Township Board of Education, G.O. Bond, AGM	4.300%	2/15/2030	Aa2	1,000,000	990,600

					3,412,523

NEW MEXICO - 0.4%
New Mexico Finance Authority, Public Project Revolving Fund, Series A-1, Revenue Bond, NATL	3.250%	6/1/2013	Aa1	380,000	399,524
Santa Fe County, Public Impt., G.O. Bond	2.500%	7/1/2013	Aaa	915,000	952,542

					1,352,066

NEW YORK - 3.7%
Hampton Bays Union Free School District, G.O. Bond, AGM	4.375%	9/15/2029	Aa3	2,225,000	2,191,914
New York City Municipal Water Finance Authority, Unrefunded Balance, Revenue Bond, FGRNA	5.000%	6/15/2026	Aa1	520,000	521,721

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)

NEW YORK (continued)
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa1		$2,590,000	$2,843,095
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2		1,000,000	958,030
New York State Urban Development Corp., Series B, Revenue Bond, NATL	5.000%	1/1/2019	AA	[3]	1,000,000	1,093,350
Port Authority of New York & New Jersey, Revenue Bond	4.500%	10/15/2037	Aa2		1,000,000	974,350
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA	[3]	2,000,000	2,015,400
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.375%	7/15/2040	AA	[3]	855,000	821,681

						11,419,541

NORTH CAROLINA - 3.5%
Charlotte, Series B, G.O. Bond	5.000%	6/1/2015	Aaa		1,010,000	1,163,964
Charlotte, Series B, Revenue Bond	4.625%	7/1/2039	Aaa		1,000,000	1,011,380
Charlotte, Water & Sewer, Revenue Bond	5.000%	7/1/2038	Aaa		1,000,000	1,038,270
North Carolina Municipal Power Agency No. 1 Catawba, Series A, Revenue Bond	5.000%	1/1/2030	A2		1,000,000	1,023,860
North Carolina State, Highway Impt., Revenue Bond, NATL	4.000%	3/1/2018	Aa2		1,355,000	1,494,104
North Carolina State, Series B, G.O. Bond	5.000%	6/1/2014	Aaa		1,390,000	1,562,499
North Carolina State, Series B, G.O. Bond	5.000%	6/1/2015	Aaa		2,000,000	2,304,880
Wake County, Series C, G.O. Bond	5.000%	3/1/2014	Aaa		940,000	1,047,686

						10,646,643

NORTH DAKOTA - 0.6%
Fargo, Public Impt., Series A, G.O. Bond, NATL	4.700%	5/1/2030	Aa1		1,840,000	1,870,360

OHIO - 1.5%
Brookville Local School District, G.O. Bond, AGM	4.125%	12/1/2026	Aa3		660,000	643,421
Columbus City School District, G.O. Bond, AGM	4.375%	12/1/2032	Aa2		1,000,000	961,610
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa		1,000,000	1,112,720
Newark City School District, G.O. Bond, FGRNA	4.250%	12/1/2027	A1		500,000	483,330

12	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)

OHIO (continued)
Ohio State, Conservation Project, Prerefunded Balance, Series A, G.O. Bond	5.000%	3/1/2015	Aa1		$1,000,000	$1,116,820
Springfield City School District, Prerefunded Balance, G.O. Bond, FGIC	5.200%	12/1/2023	A1		325,000	338,120

						4,656,021

OKLAHOMA - 1.1%
Oklahoma City Water Utilities Trust, Series A, Revenue Bond	4.125%	7/1/2039	Aa1		1,000,000	928,610
Oklahoma City Water Utilities Trust, Series B, Revenue Bond	3.000%	7/1/2013	Aa1		500,000	525,085
Tulsa, Public Impt., G.O. Bond	4.000%	12/1/2013	Aa1		1,700,000	1,841,100

						3,294,795

OREGON - 1.2%
Clackamas County School District No. 12 North Clackamas, Series A, G.O. Bond, AGM	4.750%	6/15/2031	Aa1		870,000	890,828
Portland, Water Utility Impt., Series A, Revenue Bond	5.000%	5/1/2034	Aaa		1,000,000	1,058,080
Portland, Water Utility Impt., Series A, Revenue Bond, NATL	4.500%	10/1/2031	Aa1		550,000	555,087
Salem, Water & Sewer, Revenue Bond, AGM	5.000%	5/1/2014	Aa3		1,120,000	1,246,280

						3,750,275

PENNSYLVANIA - 2.9%
Allegheny County, Series C-62B, G.O. Bond	5.000%	11/1/2029	A1		750,000	761,700
Commonwealth of Pennsylvania, Second Series, G.O. Bond, CIFG	4.250%	3/1/2025	Aa1		2,000,000	2,046,140
Erie Water Authority, Series 2006, Revenue Bond, AGM	5.000%	12/1/2036	AA	[3]	1,000,000	1,013,680
Jenkintown School District, Series A, G.O. Bond, FGRNA	4.500%	5/15/2032	A	[3]	1,000,000	970,940
Lancaster School District, G.O. Bond, AGM	5.000%	6/1/2019	Aa3		1,200,000	1,345,212
Pennsylvania Turnpike Commission, Prerefunded Balance, Revenue Bond, AMBAC	5.375%	7/15/2019	Aa3		530,000	536,445
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	BBB	[3]	20,000	23,871
Plum Boro School District, Series A, G.O. Bond, FGRNA	4.500%	9/15/2030	A	[3]	855,000	849,511

The accompanying notes are an integral part of the financial statements.	13

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)

PENNSYLVANIA (continued)
Uniontown Area School District, G.O. Bond, AGM	4.350%	10/1/2034	Aa3	$1,500,000	$1,374,465

					8,921,964

RHODE ISLAND - 0.6%
Narragansett Bay Commission, Series A, Revenue Bond, NATL	5.000%	8/1/2035	Baa1	1,000,000	988,910
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	Baa1	1,000,000	927,090

					1,916,000

SOUTH CAROLINA - 4.4%
Beaufort County School District, Series B, G.O. Bond, SCSDE	5.000%	3/1/2017	Aa1	1,000,000	1,172,770
Charleston County, Transportation Sales Tax, G.O. Bond	5.000%	11/1/2017	Aaa	1,000,000	1,150,290
Columbia, Water Utility Impt., Revenue Bond	5.000%	2/1/2027	Aa1	1,750,000	1,898,558
Lexington, Waterworks & Sewer System, Revenue Bond, AGC	5.000%	1/15/2039	Aa3	1,565,000	1,589,977
Richland County School District No. 1, Series B, G.O. Bond, SCSDE	4.450%	3/1/2026	Aa1	1,005,000	1,031,793
South Carolina Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	A1	2,000,000	1,927,020
South Carolina, State Institutional - South Carolina State University, Series B, G.O. Bond	5.250%	4/1/2014	Aaa	1,000,000	1,124,560
South Carolina, State Institutional - South Carolina State University, Series D, G.O. Bond	4.250%	10/1/2026	Aaa	1,250,000	1,280,688
Spartanburg Sanitation Sewer District, Series B, Revenue Bond, NATL	5.000%	3/1/2032	A1	1,500,000	1,509,945
Sumter, Water Utility Impt., Revenue Bond, XLCA	4.500%	12/1/2032	A1	1,000,000	958,800

					13,644,401

SOUTH DAKOTA - 0.2%
Rapid City, Water Utility Impt., Revenue Bond	5.250%	11/1/2039	Aa3	450,000	465,935

14	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)

TENNESSEE - 2.6%
Chattanooga, Series B, G.O. Bond	2.000%	2/1/2013	AA	[3]	$425,000	$435,910
Claiborne County, Public Impt., Series A, G.O. Bond	4.125%	4/1/2030	A	[3]	750,000	720,563
Hamilton County, Public Impt., G.O. Bond	3.000%	3/1/2014	Aaa		1,135,000	1,203,202
Maryville, Series B, G.O. Bond	3.500%	6/1/2030	Aa3		1,280,000	1,238,579
Metropolitan Government of Nashville & Davidson County, Series B, G.O. Bond	5.000%	1/1/2014	Aa1		1,000,000	1,107,020
Rutherford County, School Impt., G.O. Bond	3.000%	4/1/2013	Aa1		1,000,000	1,044,380
Tennessee State, Series A, G.O. Bond	4.000%	5/1/2013	Aaa		425,000	452,935
Tennessee State, Series C, G.O. Bond	5.250%	9/1/2013	Aaa		1,500,000	1,654,665

						7,857,254

TEXAS - 5.2%
Clear Creek Independent School District, G.O. Bond, AGM	4.000%	2/15/2029	Aa2		2,340,000	2,290,603
Collin County, Public Impt., G.O. Bond	2.000%	2/15/2014	Aaa		545,000	563,149
Dallas, Public Impt., G.O. Bond	5.000%	2/15/2013	Aa1		1,315,000	1,412,389
Fort Bend County, Public Impt., G.O. Bond, NATL	4.750%	3/1/2031	Aa1		1,000,000	1,012,330
Fort Worth, Water Utility Impt., Series C, Revenue Bond	5.000%	2/15/2014	Aa1		1,595,000	1,769,668
Harris County, Series A, G.O. Bond	5.000%	10/1/2024	AAA	[3]	500,000	561,760
Harris County, Series B, G.O. Bond	4.000%	10/1/2013	AAA	[3]	1,000,000	1,078,420
Huntsville Independent School District, G.O. Bond	4.500%	2/15/2029	Aaa		1,220,000	1,233,359
North East Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.000%	8/1/2022	AAA	[3]	550,000	622,077
San Antonio, Water, Revenue Bond, FGRNA	4.375%	5/15/2029	Aa1		1,400,000	1,401,736
San Marcos Consolidated Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.625%	8/1/2026	Aaa		475,000	546,293
Tarrant Regional Water District, Water Utility Impt., Revenue Bond, FGRNA	4.750%	3/1/2029	Aa1		1,000,000	1,028,170
Texas State, Public Impt., G.O. Bond	5.000%	10/1/2014	Aaa		500,000	567,895
Texas State, Series A, G.O. Bond	5.000%	8/1/2014	Aaa		700,000	790,930
University of Texas, Financing System, Series F, Revenue Bond	4.750%	8/15/2028	Aaa		1,000,000	1,027,250

						15,906,029

The accompanying notes are an integral part of the financial statements.	15

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)

UTAH - 3.1%
Mountain Regional Water Special Service District, Revenue Bond, NATL	5.000%	12/15/2030	Baa1	$1,240,000	$1,240,260
Ogden City School District, G.O. Bond	4.250%	6/15/2025	Aaa	1,500,000	1,533,045
Ogden, Water Utility Impt., Revenue Bond, AGM	4.500%	6/15/2038	Aa3	750,000	693,540
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa	1,100,000	1,201,893
Salt Lake County, Public Impt., Series A, G.O. Bond	4.000%	12/15/2014	Aaa	400,000	443,980
Salt Lake County, Public Impt., Series A, G.O. Bond	4.000%	12/15/2030	Aaa	680,000	675,444
St. George, Parks and Recreation, G.O. Bond, AMBAC	4.000%	8/1/2019	Aa2	795,000	824,502
Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2014	Aaa	460,000	518,820
Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2014	Aaa	1,000,000	1,127,870
Utah State, Public Impt., Series B, G.O. Bond	4.000%	7/1/2013	Aaa	450,000	482,283
Utah State, Public Impt., Series B, G.O. Bond	4.000%	7/1/2015	Aaa	595,000	664,121

					9,405,758

VERMONT - 0.3%
Vermont State, Public Impt., Series D, G.O. Bond	4.500%	7/15/2025	Aaa	1,000,000	1,052,630

VIRGINIA - 5.0%
Arlington County, Public Impt., Series B, G.O. Bond	4.000%	8/15/2014	Aaa	1,000,000	1,101,100
Chesterfield County, Public Impt., G.O. Bond	3.500%	1/1/2015	Aaa	1,000,000	1,086,920
Commonwealth of Virginia, School Impt., Series A, G.O. Bond	5.000%	6/1/2014	Aaa	2,450,000	2,754,805
Commonwealth of Virginia, Series B, G.O. Bond	5.000%	6/1/2013	Aaa	1,410,000	1,534,545
Fairfax County Water Authority, Series B, Revenue Bond	4.000%	4/1/2032	Aaa	1,000,000	967,040
Fairfax County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2014	Aaa	400,000	447,216
Fairfax County, Public Impt., Series A, G.O. Bond	4.000%	4/1/2017	Aaa	2,000,000	2,171,900
Fairfax County, Public Impt., Series A, G.O. Bond	4.250%	4/1/2027	Aaa	1,500,000	1,524,375

16	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)

VIRGINIA (continued)
Norfolk, Water Utility Impt., Revenue Bond	3.750%	11/1/2040	Aa2		$1,000,000	$851,390
Prince William County, Public Impt., Series A, G.O. Bond	3.000%	8/1/2014	Aaa		1,060,000	1,133,797
Richmond, Public Impt., Series B, G.O. Bond, AGM	5.000%	7/15/2014	Aa2		670,000	755,968
Richmond, Series B, G.O. Bond, AGM	4.750%	7/15/2023	Aa2		400,000	412,100
Upper Occoquan Sewage Authority, Series B, Revenue Bond	4.500%	7/1/2038	Aa1		470,000	468,543

						15,209,699

WASHINGTON - 3.7%
Franklin County, Public Impt., G.O. Bond, FGRNA	5.125%	12/1/2022	BBB	[3]	1,000,000	1,036,490
Grant County Public Utility District No. 2 Priest Rapids, Series A, Revenue Bond, NATL	5.000%	1/1/2043	Aa3		1,000,000	990,600
King County School District No. 411 Issaquah, Series A, G.O. Bond, AGM	5.250%	12/1/2018	Aaa		2,420,000	2,723,613
King County, Sewer Impt., G.O. Bond, FGRNA .	5.000%	1/1/2035	Aa1		1,255,000	1,275,933
King County, Sewer Impt., Series A, Revenue Bond, NATL	4.500%	1/1/2032	Aa2		1,070,000	1,046,160
Seattle, Drain & Wastewater, Revenue Bond, NATL	4.375%	2/1/2026	Aa1		2,000,000	2,038,160
Tacoma, Sewer Impt., Revenue Bond, FGRNA	5.125%	12/1/2036	Aa2		1,275,000	1,301,227
Washington State, Public Impt., Series A, G.O. Bond	5.000%	7/1/2031	Aa1		1,000,000	1,044,220

						11,456,403

WISCONSIN - 3.3%
Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	A	[3]	1,500,000	1,477,065
Dane County, Series A, G.O. Bond	3.000%	6/1/2012	Aa1		1,475,000	1,509,928
Eau Claire, Series B, G.O. Bond, NATL	4.000%	4/1/2015	Aa1		1,195,000	1,322,040
Madison, Water Utility Impt., Series A, Revenue Bond	4.250%	1/1/2030	Aa1		1,000,000	983,630
Milwaukee County Metropolitan Sewer District, Series F, G.O. Bond	5.000%	10/1/2018	Aaa		1,050,000	1,245,825
Oshkosh, Corporate Purposes, Prerefunded Balance, Series A, G.O. Bond, FGRNA	5.050%	12/1/2021	Aa2		450,000	459,153
Wisconsin Public Power, Inc., Series A, Revenue Bond, AMBAC	5.000%	7/1/2035	A1		870,000	853,313

The accompanying notes are an integral part of the financial statements.	17

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount/ Shares	Value (Note 2)
MUNICIPAL BONDS (continued)

WISCONSIN (continued)
Wisconsin State, Public Impt., Prerefunded Balance, Series E, G.O. Bond, FGIC	5.000%	5/1/2019	Aa2	$1,000,000	$1,148,650
Wisconsin State, Public Impt., Series C, G.O. Bond	5.000%	5/1/2026	Aa2	1,150,000	1,235,917

					10,235,521

WYOMING - 0.2%
Wyoming Municipal Power Agency, Series A, Revenue Bond	5.375%	1/1/2042	A2	710,000	721,083

TOTAL MUNICIPAL BONDS (Identified Cost $291,496,276)					295,284,493

SHORT-TERM INVESTMENTS - 3.5%
Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $10,714,656)				10,714,656	10,714,656

TOTAL INVESTMENTS - 99.6% (Identified Cost $302,210,932)					305,999,149
OTHER ASSETS, LESS LIABILITIES - 0.4%					1,280,842

NET ASSETS - 100%					$307,279,991

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

SCSDE - South Carolina School District Enhanced

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

AMRAG (AMBAC reinsured by AGC)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit rating has been withdrawn. As of June 30, 2011, there is no rating available.
[3]	Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies:

NATL - 20.9%; AGM - 14.9%.

18	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments, at value (identified cost $302,210,932) (Note 2)	$305,999,149
Interest receivable	3,694,650
Receivable for fund shares sold	742,369

TOTAL ASSETS	310,436,168

LIABILITIES:

Cash overdraft	1,513,561
Accrued management fees (Note 3)	126,281
Accrued fund accounting and administration fees (Note 3)	23,061
Accrued transfer agent fees (Note 3)	1,071
Accrued directors fees (Note 3)	624
Accrued Chief Compliance Officer service fees (Note 3)	466
Payable for securities purchased	1,125,890
Payable for fund shares repurchased	341,870
Other payables and accrued expenses	23,353

TOTAL LIABILITIES	3,156,177

TOTAL NET ASSETS	$307,279,991

NET ASSETS CONSIST OF:

Capital stock	$276,139
Additional paid-in-capital	301,945,100
Undistributed net investment income	1,046,749
Accumulated net realized gain on investments	223,786
Net unrealized appreciation on investments	3,788,217

TOTAL NET ASSETS	$307,279,991

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($307,279,991/27,613,929 shares)	$11.13

The accompanying notes are an integral part of the financial statements.	19

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

INVESTMENT INCOME:

Interest	$5,612,177

EXPENSES:

Management fees (Note 3)	714,955
Fund accounting and administration fees (Note 3)	52,486
Directors’ fees (Note 3)	4,025
Transfer agent fees (Note 3)	2,299
Chief Compliance Officer service fees (Note 3)	1,314
Custodian fees	7,123
Miscellaneous	39,807

Total Expenses	822,009

NET INVESTMENT INCOME	4,790,168

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	223,786

Net change in unrealized appreciation on investments	8,497,999

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,721,785

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,511,953

20	The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	For the Six Months Ended 6/30/11 (unaudited)	For the Year Ended 12/31/10

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,790,168	$9,289,523
Net realized gain on investments	223,786	44,160
Net change in unrealized appreciation (depreciation) on investments	8,497,999	(9,181,739)

Net increase from operations	13,511,953	151,944

DISTRIBUTIONS TO SHAREHOLDERS (Note 7):

From net investment income	(4,014,926)	(10,674,465)
From net realized gain on investments	—	(50,263)

Total distributions to shareholders	(4,014,926)	(10,724,728)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	20,813,128	53,056,589

Net increase in net assets	30,310,155	42,483,805

NET ASSETS:

Beginning of period	276,969,836	234,486,031

End of period (including undistributed net investment income of $1,046,749 and $271,507, respectively)	$307,279,991	$276,969,836

The accompanying notes are an integral part of the financial statements.	21

Financial Highlights

	For the Six Months Ended 6/30/11	For the Years Ended
	(unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.77	$11.17	$10.34	$10.92	$10.95	$10.90

Income (loss) from investment operations:
Net investment income	0.18 [1]	0.40 [1]	0.40 [1]	0.42	0.36	0.37
Net realized and unrealized gain (loss) on investments	0.33	(0.35)	0.90	(0.62)	(0.02)	0.05

Total from investment operations	0.51	0.05	1.30	(0.20)	0.34	0.42

Less distributions to shareholders:
From net investment income	(0.15)	(0.45)	(0.44)	(0.36)	(0.37)	(0.36)
From net realized gain on investments	—	— [2]	(0.03)	(0.02)	— [2]	(0.01)

Total distributions to shareholders	(0.15)	(0.45)	(0.47)	(0.38)	(0.37)	(0.37)

Net asset value - End of period	$11.13	$10.77	$11.17	$10.34	$10.92	$10.95

Net assets - End of period (000’s omitted)	$307,280	$276,970	$234,486	$197,736	$235,709	$167,689

Total return[3]	4.76%	0.41%	12.75%	(1.79%)	3.20%	3.94%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.57%[4]	0.58%	0.60%	0.61%	0.62%	0.66%
Net investment income	3.35%[4]	3.51%	3.65%	3.75%	3.65%	3.71%
Portfolio turnover	26%	3%	8%	7%	3%	5%

*

The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

N/A	0.00%[5]	0.01%	N/A	N/A	N/A

[1]	Calculated based on average shares outstanding during the period.
[2]	Less than $0.01 per share.
[3]

Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[4]	Annualized.
[5]	Less than 0.01%.

22	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2011, 6.4 billion shares have been designated in total among 31 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

23

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	295,284,493	—	295,284,493	—
Mutual funds	10,714,656	10,714,656	—	—
Other financial instruments**	—	—	—	—

Total assets	305,999,149	10,714,656	295,284,493	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$305,999,149	$10,714,656	$295,284,493	$—

*	Includes common stock, warrants and rights.

**

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or June 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

24

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2011, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2007 through December 31, 2010. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

25

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2012, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2011. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction- and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2011, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $95,439,546 and $72,174,452, respectively. There were no purchases or sales of U.S. Government securities.

26

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Diversified Tax Exempt Series were:

	For the Six Months Ended 6/30/11		For the Year Ended 12/31/10
	Shares	Amount	Shares	Amount
Sold	2,774,208	$30,359,164	7,011,303	$79,206,449
Reinvested	339,321	3,733,268	903,576	10,015,744
Repurchased	(1,215,517)	(13,279,304)	(3,196,428)	(36,165,604)

Total	1,898,012	$20,813,128	4,718,451	$53,056,589

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives’ counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2011.

7.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2010 were as follows:

Tax exempt income	$10,676,650
Long-term capital gains	48,078

At June 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation was as follows:

Cost for federal income tax purposes	$302,210,932
Unrealized appreciation	$6,210,190
Unrealized depreciation	(2,421,973)

Net unrealized appreciation	$3,788,217

27

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and / or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please do not hesitate to contact Investor Services at 1-800-466-3863.

MNDTES-6/11-SAR

NEW YORK TAX EXEMPT SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11-6/30/11
Actual	$1,000.00	$1,046.30	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

*

Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2011 (unaudited)

2

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL BONDS - 96.6%
Albany County, Public Impt., G.O. Bond	4.000%	6/1/2026	Aa2		$500,000	$504,200
Arlington Central School District, G.O. Bond, NATL	4.625%	12/15/2024	Aa2		845,000	861,815
Arlington Central School District, G.O. Bond, NATL	4.625%	12/15/2025	Aa2		365,000	371,139
Beacon, Series A, G.O. Bond	4.000%	8/15/2014	Aa3		400,000	438,020
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2033	AA	[2]	335,000	345,653
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2035	AA	[2]	425,000	435,221
Briarcliff Manor, Public Impt., Series A, G.O. Bond, AMBAC	4.000%	10/1/2025	Aa2		280,000	286,381
Brookhaven, G.O. Bond, AMBAC	5.000%	6/1/2014	Aa2		200,000	223,524
Brookhaven, Public Impt., G.O. Bond	3.000%	3/15/2013	Aa2		1,050,000	1,095,696
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa1		525,000	590,898
Cayuga County, Public Impt., G.O. Bond, AGM .	3.250%	4/1/2026	Aa3		670,000	645,552
Chappaqua Central School District, G.O. Bond	3.000%	1/15/2013	Aaa		300,000	311,382
Chautauqua County, Public Impt., G.O. Bond	4.250%	1/15/2027	A	[2]	665,000	681,379
Chautauqua County, Public Impt., Series B, G.O. Bond, NATL	4.500%	12/15/2018	Aa3		485,000	523,373
Clarkstown, Series B, G.O. Bond	4.000%	10/15/2012	AAA	[2]	315,000	329,616
Cleveland Hill Union Free School District, G.O. Bond, AGM	3.750%	6/15/2025	Aa3		475,000	481,498
Clifton Park Water Authority, Revenue Bond	4.250%	10/1/2029	AA	[2]	250,000	255,403
Connetquot Central School District of Islip, G.O. Bond	4.000%	7/15/2014	Aa2		390,000	427,167
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1		315,000	350,809
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1		360,000	388,915
East Islip Union Free School District, Series A, G.O. Bond	4.000%	6/15/2015	AA	[2]	345,000	381,639
East Rochester Union Free School District, G.O. Bond	3.500%	3/15/2023	AA	[2]	380,000	386,783
Erie County Water Authority, Revenue Bond	5.000%	12/1/2013	Aa2		400,000	441,548
Erie County Water Authority, Revenue Bond, NATL	5.000%	12/1/2037	Aa2		625,000	636,994
Fairport Village, Public Impt., G.O. Bond	2.625%	5/15/2013	AA	[2]	265,000	273,559
Gates Chili Central School District, G.O. Bond	2.500%	6/15/2016	Aa3		555,000	579,958
Gates Chili Central School District, G.O. Bond	3.000%	6/15/2017	Aa3		590,000	626,497
Geneva City, Public Impt., G.O. Bond, AGM	3.250%	5/15/2018	Aa3		590,000	623,825
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3		2,675,000	2,882,152
Greene County, Public Impt., G.O. Bond	1.500%	3/15/2014	Aa3		505,000	509,939
Greene County, Public Impt., G.O. Bond	3.000%	12/15/2014	Aa3		595,000	632,318

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL BONDS (continued)
Guilderland Central School District, G.O. Bond	3.000%	12/15/2020	Aa3		$345,000	$346,915
Hampton Bays Union Free School District, G.O. Bond, AGM	4.250%	9/15/2026	Aa3		1,140,000	1,142,576
Haverstraw-Stony Point Central School District, G.O. Bond, AGM	4.500%	10/15/2032	Aa2		2,000,000	2,007,500
Homer Central School District, School Impt., G.O. Bond, AGC	3.500%	6/15/2018	Aa3		500,000	534,620
Huntington, G.O. Bond, AMBAC	5.500%	4/15/2014	Aaa		415,000	468,859
Huntington, Public Impt., G.O. Bond	2.000%	6/15/2014	Aaa		570,000	590,127
Hyde Park Central School District, G.O. Bond, AGC	3.500%	6/15/2018	AA	[2]	360,000	386,118
Ithaca City School District, G.O. Bond	3.000%	7/1/2014	AA	[2]	675,000	715,453
Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2028	A	[2]	1,000,000	986,430
Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2030	A	[2]	985,000	951,096
Katonah-Lewisboro Union Free School District, Series C, G.O. Bond, FGRNA	5.000%	11/1/2014	Aa2		300,000	340,959
Lake George Central School District, G.O. Bond	3.750%	7/15/2025	AA	[2]	335,000	337,342
Long Beach City School District, G.O. Bond	3.000%	5/1/2014	Aa2		500,000	524,360
Long Island Power Authority, Electric Systems, Prerefunded Balance, Series C, Revenue Bond, CIFG	5.000%	9/1/2015	Aaa		250,000	274,603
Long Island Power Authority, Electric Systems, Series A, Revenue Bond	5.750%	4/1/2039	A3		675,000	721,453
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGRNA	5.000%	12/1/2019	A3		1,000,000	1,089,500
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGRNA	5.000%	12/1/2025	A3		1,690,000	1,754,034
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, NATL	4.500%	5/1/2028	A3		1,880,000	1,825,837
Maine-Endwell Central School District, G.O. Bond, AGC	4.000%	6/15/2025	AA	[2]	1,000,000	991,530
Mamaroneck Union Free School District, G.O. Bond	3.500%	6/15/2025	Aaa		1,000,000	1,015,990
Marlboro Central School District, G.O. Bond, AGC	4.000%	12/15/2026	AA	[2]	500,000	512,265
Metropolitan Transportation Authority, Dedicated
Tax Fund, Series B, Revenue Bond	5.000%	11/15/2034	AA	[2]	1,000,000	1,015,670
Metropolitan Transportation Authority, Series B, Revenue Bond, AGM	4.500%	11/15/2032	Aa3		500,000	483,305
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2030	A2		640,000	640,960

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL BONDS (continued)
Miller Place Union Free School District, G.O. Bond	4.000%	2/15/2027	Aa2		$265,000	$265,755
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2014	AA	[2]	225,000	235,085
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2015	AA	[2]	200,000	208,246
Minisink Valley Central School District, G.O. Bond	3.500%	4/15/2025	AA	[2]	900,000	893,151
Monroe County Water Authority, Revenue Bond	4.250%	8/1/2030	Aa2		405,000	405,016
Monroe County Water Authority, Revenue Bond	4.500%	8/1/2035	Aa2		275,000	272,594
Nanuet Union Free School District, G.O. Bond, AGM	4.300%	6/15/2029	Aa2		505,000	510,545
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond, AMBAC	4.750%	11/15/2023	Aa1		1,000,000	1,031,740
Nassau County, Public Impt., Series C, G.O. Bond	4.000%	10/1/2026	A1		1,000,000	929,490
Nassau County, Public Impt., Series C, G.O. Bond, AGC	5.000%	10/1/2028	Aa3		1,000,000	1,032,690
New Hyde Park & Garden City Park, Union Free School District, G.O. Bond, AGM	4.125%	6/15/2023	Aa2		200,000	204,560
New York City Municipal Water Finance Authority, Unrefunded Balance, Revenue Bond, FGRNA	5.000%	6/15/2026	Aa1		520,000	521,721
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.250%	6/15/2033	Aa1		1,250,000	1,207,513
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.500%	6/15/2037	Aa1		1,000,000	964,350
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa1		1,000,000	1,097,720
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond, AMBAC	5.000%	6/15/2035	Aa1		750,000	756,517
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aa1		500,000	484,315
New York City Transitional Finance Authority, Public Impt., Prerefunded Balance, Future Tax Secured, Revenue Bond, NATL	5.250%	2/1/2021	Aaa		1,000,000	1,077,800

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL BONDS (continued)
New York City, G.O. Bond, XLCA	5.000%	9/1/2019	Aa2	$500,000	$557,530
New York City, Prerefunded Balance, Series G, G.O. Bond	5.000%	8/1/2017	Aa2	310,000	325,925
New York City, Public Impt., Prerefunded Balance, Series D, G.O. Bond	5.250%	10/15/2017	Aa2	1,950,000	2,163,096
New York City, Public Impt., Prerefunded Balance, Series J, G.O. Bond	5.250%	6/1/2028	Aa2	1,600,000	1,748,448
New York City, Public Impt., Series A, G.O. Bond	5.000%	8/1/2013	Aa2	1,000,000	1,088,520
New York City, Public Impt., Series F, G.O. Bond	3.750%	12/15/2012	Aa2	500,000	523,290
New York City, Series D, G.O. Bond	5.250%	8/1/2014	Aa2	1,390,000	1,566,447
New York City, Series O, G.O. Bond	5.000%	6/1/2033	Aa2	1,050,000	1,063,745
New York State Dormitory Authority, Columbia University, Revenue Bond	5.000%	7/1/2038	Aaa	900,000	937,197
New York State Dormitory Authority, Columbia University, Series A, Revenue Bond	5.000%	7/1/2025	Aaa	500,000	506,460
New York State Dormitory Authority, Cornell University, Series C, Revenue Bond	5.000%	7/1/2037	Aa1	1,000,000	1,040,430
New York State Dormitory Authority, Education, Series F, Revenue Bond	5.000%	3/15/2023	Aa3	1,475,000	1,594,519
New York State Dormitory Authority, New York University, Series A, Revenue Bond	5.000%	7/1/2039	Aa3	1,000,000	1,015,820
New York State Dormitory Authority, Series A, Revenue Bond, AGM	5.000%	10/1/2018	Aa3	250,000	282,187
New York State Dormitory Authority, Series A, Revenue Bond, AGM	5.000%	10/1/2021	Aa3	250,000	278,300
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.000%	10/1/2025	Aa3	1,500,000	1,449,225
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.375%	10/1/2030	Aa3	1,500,000	1,455,240
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.400%	10/1/2030	Aa3	140,000	136,301
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.750%	10/1/2040	Aa3	1,360,000	1,291,918
New York State Dormitory Authority, University of Rochester, Series A, Revenue Bond	5.125%	7/1/2039	Aa3	1,000,000	1,014,090
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond	4.500%	6/15/2022	Aaa	300,000	309,342
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, NATL	5.000%	6/15/2021	Aaa	600,000	621,864

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL BONDS (continued)
New York State Environmental Facilities Corp., Clean Water & Drinking, Series A, Revenue Bond	4.500%	6/15/2036	Aaa		$1,000,000	$990,360
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	5.000%	6/15/2027	Aaa		1,000,000	1,028,660
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	4.500%	6/15/2036	Aa1		1,500,000	1,459,380
New York State Environmental Facilities Corp., Personal Income Tax, Series A, Revenue Bond	5.000%	12/15/2019	AAA	[2]	750,000	831,173
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa		365,000	384,104
New York State Municipal Bond Bank Agency, Series A1, Revenue Bond, AGM	5.000%	5/15/2017	Aa3		215,000	241,084
New York State Municipal Bond Bank Agency, Series B1, Revenue Bond	4.125%	12/15/2029	A	[2]	420,000	399,626
New York State Municipal Bond Bank Agency, Series B1, Revenue Bond	4.500%	12/15/2034	A	[2]	215,000	203,945
New York State Municipal Bond Bank Agency, Series B1, Revenue Bond, AGM	5.000%	4/15/2018	Aa3		1,000,000	1,117,070
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2		2,000,000	1,916,060
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series A, Revenue Bond, NATL	5.250%	4/1/2015	AA	[2]	300,000	325,443
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series B, Revenue Bond, NATL	5.250%	4/1/2016	AAA	[2]	300,000	303,834
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, AMBAC	5.000%	4/1/2020	Aa2		750,000	763,177
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, AGM	5.000%	3/15/2014	Aa3		500,000	539,240
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	3/15/2016	AAA	[2]	825,000	889,746
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, AGM	5.250%	1/1/2014	Aa3		500,000	531,185

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL BONDS (continued)
New York State Urban Development Corp., Personal Income Tax, Series C, Revenue Bond, NATL	4.250%	3/15/2024	Baa1		$1,000,000	$1,041,170
New York State Urban Development Corp., Service Contract, Series B, Revenue Bond	5.250%	1/1/2022	AA	[2]	2,350,000	2,597,314
New York State, Pollution Control, Series A, G.O. Bond	5.000%	2/15/2039	Aa2		1,500,000	1,554,735
New York State, Series C, G.O. Bond	5.000%	4/15/2014	Aa2		400,000	445,812
New York State, Series C, G.O. Bond	5.000%	9/1/2014	Aa2		1,000,000	1,127,110
New York State, Series C, G.O. Bond	4.000%	2/1/2027	Aa2		600,000	595,170
New York State, Series C, G.O. Bond, AGM	5.000%	4/15/2012	Aa2		700,000	726,950
New York State, Transit Impt., Series A, G.O. Bond	4.500%	3/1/2040	Aa2		1,500,000	1,469,130
New York State, Water Utility Impt., Series A, G.O. Bond	2.000%	3/1/2013	Aa2		350,000	358,109
New York State, Water Utility Impt., Series A, G.O. Bond	4.500%	3/15/2019	AA	[2]	500,000	529,795
Niagara Falls City School District, G.O. Bond, AGM	4.375%	9/15/2029	Aaa		885,000	871,840
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2019	Aa3		610,000	658,172
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2020	Aa3		850,000	907,256
Niskayuna Central School District, G.O Bond, AGC	4.000%	4/15/2022	Aa2		400,000	420,280
North Hempstead, G.O. Bond, FGRNA	3.125%	2/15/2012	Aa1		250,000	254,533
Onondaga County, Public Impt., Series A, G.O. Bond	5.000%	3/15/2013	Aa1		290,000	312,759
Onondaga County, Public Impt., Series A, G.O. Bond	3.000%	3/1/2015	Aa1		1,000,000	1,065,200
Onondaga County, Public Impt., Series A, G.O. Bond	4.500%	3/1/2028	Aa1		365,000	379,377
Orange County, Public Impt., Series A, G.O. Bond	2.000%	3/1/2013	Aaa		1,460,000	1,500,165
Orange County, Public Impt., Series A, G.O. Bond	3.500%	3/1/2024	Aaa		1,000,000	1,009,570
Orange County, Series A, G.O. Bond	5.000%	7/15/2012	Aaa		1,500,000	1,573,845
Orangetown, Public Impt., G.O. Bond	3.000%	9/15/2026	Aa2		580,000	549,167
Otsego County, G.O. Bond	4.000%	11/15/2027	Aa3		790,000	811,757
Palmyra Macedon Central School District, G.O. Bond	3.750%	6/15/2024	Aa3		500,000	509,670
Pembroke Central School District, G.O. Bond	4.000%	6/15/2023	AA	[2]	500,000	525,205
Penfield Central School District, G.O. Bond	4.000%	6/15/2024	Aa2		1,025,000	1,061,398
Perinton, Public Impt., G.O. Bond	4.250%	12/15/2031	AA	[2]	175,000	178,867

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL BONDS (continued)
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, NATL	5.000%	6/15/2021	A1		$850,000	$881,595
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, NATL	5.000%	6/15/2022	A1		450,000	465,453
Pleasantville Union Free School District, G.O. Bond	4.250%	5/1/2038	Aa2		500,000	460,920
Pleasantville Union Free School District, G.O. Bond	4.375%	5/1/2039	Aa2		500,000	469,275
Port Authority of New York & New Jersey, Revenue Bond	4.750%	7/15/2030	Aa2		495,000	509,009
Port Authority of New York & New Jersey, Revenue Bond	5.000%	10/1/2030	Aa2		1,000,000	1,035,860
Port Authority of New York & New Jersey, Revenue Bond	4.500%	10/15/2037	Aa2		400,000	389,740
Port Washington Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa1		500,000	533,620
Port Washington Union Free School District, G.O. Bond	4.000%	12/1/2019	Aa1		250,000	262,955
Pulaski Central School District, Series A, G.O. Bond, FGRNA	4.500%	6/15/2026	A	[2]	425,000	430,648
Ramapo Central School District, G.O. Bond	4.000%	10/1/2021	Aa2		500,000	542,220
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2031	Aa2		435,000	437,445
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2032	Aa2		510,000	511,561
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.500%	5/1/2033	Aa2		410,000	412,989
Ravena Coeymans Selkirk Central School District, G.O. Bond, AGM	4.250%	6/15/2014	Aa3		1,180,000	1,269,739
Rochester City, Series A, G.O. Bond, AMBAC	5.000%	8/15/2020	Aa3		250,000	284,487
Rochester City, Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3		95,000	107,100
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.250%	10/15/2028	AA	[2]	330,000	334,828
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA	[2]	1,000,000	1,007,700
Sachem Central School District of Holbrook, Series B, G.O. Bond, FGRNA	4.250%	10/15/2026	AA	[2]	1,200,000	1,227,336
Saratoga County Water Authority, Water Utility Impt., Revenue Bond	5.000%	9/1/2038	AA	[2]	950,000	969,437
Saratoga County, Public Impt., Series A, G.O. Bond	4.750%	7/15/2036	Aa1		820,000	832,735
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.200%	7/15/2032	AA	[2]	425,000	415,004

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL BONDS (continued)
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.250%	7/15/2035	AA	[2]	$700,000	$672,448
Saratoga Springs City School District, G.O. Bond	5.000%	6/15/2019	AA	[2]	245,000	287,811
Saratoga Springs City School District, G.O. Bond, AGM	5.000%	6/15/2020	Aa2		200,000	217,904
Schroon Lake Central School District, G.O. Bond, AGM	4.000%	6/15/2027	Aa3		490,000	503,000
Schuylerville Central School District, G.O. Bond, AGM	4.000%	6/15/2025	AA	[2]	500,000	518,295
Shenendehowa Central School District, G.O. Bond	2.500%	6/15/2014	AA	[2]	280,000	291,460
South Country Central School District at Brookhaven, G.O. Bond, AGM	4.000%	7/15/2027	AA	[2]	750,000	725,797
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGRNA	5.375%	6/15/2018	A1		95,000	96,840
Southold, Public Impt., G.O. Bond	2.000%	8/15/2013	Aa2		580,000	596,971
Spencerport Fire District, G.O. Bond, AGC	4.500%	11/15/2031	AA	[2]	290,000	299,805
Spencerport Fire District, G.O. Bond, AGC	4.500%	11/15/2032	AA	[2]	250,000	257,017
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2031	A	[2]	1,185,000	1,150,078
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2032	A	[2]	1,000,000	959,400
Suffolk County Water Authority, Revenue Bond, NATL	4.500%	6/1/2027	Baa1		1,160,000	1,166,589
Suffolk County Water Authority, Series A, Revenue Bond	4.500%	6/1/2030	AA	[2]	640,000	648,922
Suffolk County Water Authority, Series A, Revenue Bond, NATL	4.500%	6/1/2032	Baa1		1,000,000	983,980
Suffolk County, Public Impt., Series B, G.O. Bond	3.000%	10/15/2014	Aa2		2,000,000	2,127,380
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2028	A1		600,000	582,000
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2029	A1		600,000	575,526
Syracuse, Public Impt., Series A, G.O. Bond, NATL	4.250%	6/15/2023	A1		690,000	690,110
Syracuse, Public Impt., Series A, G.O. Bond, NATL	4.375%	6/15/2025	A1		990,000	978,467
Tarrytowns Union Free School District, G.O. Bond, AMBAC	4.250%	1/15/2030	Aa2		215,000	215,357
Tarrytowns Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	Aa2		1,090,000	1,081,945
Tompkins County, Public Impt., G.O. Bond	4.250%	12/15/2032	Aa1		300,000	303,168

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL BONDS (continued)
Tompkins County, Series A, G.O. Bond, NATL	5.250%	2/15/2015	Aa1		$315,000	$349,577
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond	5.000%	1/1/2032	Aa2		250,000	255,963
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2019	AAA	[2]	300,000	346,545
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	1/1/2032	AAA	[2]	1,695,000	1,735,426
Triborough Bridge & Tunnel Authority, General
Purposes, Series B, Revenue Bond	5.000%	11/15/2020	Aa2		750,000	792,607
Triborough Bridge & Tunnel Authority, General Purposes, Unrefunded Balance, Series A, Revenue Bond, NATL	5.000%	1/1/2032	Aa2		305,000	306,080
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2038	Aa2		900,000	921,123
Triborough Bridge & Tunnel Authority, Subordinate Bonds, Revenue Bond, FGRNA .	5.000%	11/15/2032	Aa3		1,000,000	1,010,420
Ulster County, Public Impt., G.O. Bond, XLCA	4.500%	11/15/2026	AA	[2]	560,000	573,177
Ulster County, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	11/15/2021	AA	[2]	200,000	208,118
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2014	A	[2]	605,000	653,545
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2015	A	[2]	865,000	946,561
Victor Central School District, G.O. Bond, AGM.	3.500%	6/15/2012	Aa2		200,000	206,362
Village of Fayetteville, Public Impt., Series A, G.O. Bond, AGM	4.000%	6/15/2025	Aa3		555,000	567,698
Wayne County, Public Impt., G.O. Bond, NATL	4.125%	6/1/2024	Aa2		500,000	510,345
Westchester County, Public Impt., Series A, G.O. Bond	3.750%	11/15/2011	Aaa		1,000,000	1,013,340
Westchester County, Public Impt., Series A, G.O. Bond	3.000%	1/15/2015	Aaa		500,000	535,000
Westchester County, Public Impt., Series B, G.O. Bond	4.300%	12/15/2011	Aaa		15,000	15,283
Westchester County, Public Impt., Series B, G.O. Bond	3.700%	12/15/2015	Aaa		1,000,000	1,063,040
Westchester County, Series C, G.O. Bond	5.000%	11/1/2013	Aaa		200,000	221,004
Westhampton Beach Union Free School District, G.O. Bond, NATL	4.000%	7/15/2018	Aa2		726,000	774,932
White Plains City School District, Series B, G.O. Bond	4.650%	5/15/2031	Aa2		685,000	723,387

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolio - June 30, 2011 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount/ Shares	Value (Note 2)

NEW YORK MUNICIPAL BONDS (continued)
Williamsville Central School District, School Impt., G.O. Bond	3.000%	6/15/2019	Aa1		$325,000	$335,592
Yonkers City, Series B, G.O. Bond, NATL	5.000%	8/1/2030	A2		1,095,000	1,079,068
Yorktown Central School District, G.O. Bond	4.000%	3/1/2025	AA	[2]	370,000	378,580

TOTAL MUNICIPAL BONDS (Identified Cost $148,475,507)						150,452,199

SHORT-TERM INVESTMENTS - 3.5%
Dreyfus BASIC New York Municipal Money Market Fund (Identified Cost $5,511,341)					5,511,341	5,511,341

TOTAL INVESTMENTS - 100.1% (Identified Cost $153,986,848)						155,963,540
LIABILITIES, LESS OTHER ASSETS - (0.1%)						(149,199)

NET ASSETS - 100%						$155,814,341

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured bby the following companies:

NATL - 25.7%; AGM - 14.1%.

12	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments, at value (identified cost $153,986,848) (Note 2)	$155,963,540
Interest receivable	1,392,521
Receivable for fund shares sold	439,580

TOTAL ASSETS	157,795,641

LIABILITIES:

Accrued management fees (Note 3)	63,856
Accrued fund accounting and administration fees (Note 3)	13,872
Accrued transfer agent fees (Note 3)	1,052
Accrued Chief Compliance Officer service fees (Note 3)	466
Accrued directors’ fees (Note 3)	281
Payable for securities purchased	1,249,280
Payable for fund shares repurchased	628,618
Other payables and accrued expenses	23,875

TOTAL LIABILITIES	1,981,300

TOTAL NET ASSETS	$155,814,341

NET ASSETS CONSIST OF:

Capital stock	$148,180
Additional paid-in-capital	152,862,379
Undistributed net investment income	554,562
Accumulated net realized gain on investments	272,528
Net unrealized appreciation on investments	1,976,692

TOTAL NET ASSETS	$155,814,341

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($155,814,341/14,817,956 shares)	$10.52

The accompanying notes are an integral part of the financial statements.	13

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

INVESTMENT INCOME:

Interest	$2,835,506
Dividends	124

Total Investment Income	2,835,630

EXPENSES:

Management fees (Note 3)	361,949
Fund accounting and administration fees (Note 3)	36,990
Transfer agent fees (Note 3)	2,368
Directors’ fees (Note 3)	2,103
Chief Compliance Officer service fees (Note 3)	1,314
Custodian fees	3,559
Miscellaneous	23,857

Total Expenses	432,140

NET INVESTMENT INCOME	2,403,490

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	272,979
Net change in unrealized appreciation on investments	4,067,725

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,340,704

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,744,194

14	The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	For the Six Months Ended 6/30/11 (unaudited)	For the Year Ended 12/31/10
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,403,490	$4,446,788
Net realized gain on investments	272,979	46,036
Net change in unrealized appreciation (depreciation) on investments	4,067,725	(4,689,742)

Net increase (decrease) from operations	6,744,194	(196,918)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(2,008,705)	(4,857,125)
From net realized gain on investments	—	(113,664)

Total distributions to shareholders	(2,008,705)	(4,970,789)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	14,853,482	30,861,062

Net increase in net assets	19,588,971	25,693,355

NET ASSETS:

Beginning of period	136,225,370	110,532,015

End of period (including undistributed net investment income of $554,562 and $159,777, respectively)	$155,814,341	$136,225,370

The accompanying notes are an integral part of the financial statements.	15

Financial Highlights

	For the Six Months Ended 6/30/11 (unaudited)
		For the Years Ended
		12/30/10	12/31/09	12/31/08	12/31/07	12/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.19	$10.55	$9.79	$10.41	$10.44	$10.45

Income (loss) from investment operations:
Net investment income	0.17 [1]	0.36 [1]	0.38 [1]	0.38	0.37	0.38
Net realized and unrealized gain (loss) on investments	0.30	(0.32)	0.82	(0.63)	(0.01)	(0.02)

Total from investment operations	0.47	0.04	1.20	(0.25)	0.36	0.36

Less distributions to shareholders:
From net investment income	(0.14)	(0.39)	(0.41)	(0.36)	(0.37)	(0.36)
From net realized gain on investments	—	(0.01)	(0.03)	(0.01)	(0.02)	(0.01)

Total distributions to shareholders	(0.14)	(0.40)	(0.44)	(0.37)	(0.39)	(0.37)

Net asset value - End of period	$10.52	$10.19	$10.55	$9.79	$10.41	$10.44

Net assets - End of period (000’s omitted)	$155,814	$136,225	$110,532	$97,202	$111,704	$92,910

Total return[2]	4.63%	0.32%	12.46%	(2.37%)	3.44%	3.48%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.60%[3]	0.61%	0.64%	0.64%	0.65%	0.68%
Net investment income	3.32%[3]	3.41%	3.64%	3.71%	3.66%	3.68%
Portfolio turnover	17%	7%	10%	11%	7%	8%

*       The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[4]	0.00%[4]	N/A	N/A	N/A

[1]	Calculated based on average shares outstanding during the period.
[2]

Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[3]	Annualized.
[4]	Less than 0.01%.

16	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

New York Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2011, 6.4 billion shares have been designated in total among 31 series, of which 100 million have been designated as New York Tax Exempt Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	150,452,199	—	150,452,199	—
Mutual funds	5,511,341	5,511,341	—	—
Other financial instruments**	—	—	—	—

Total assets	155,963,540	5,511,341	150,452,199	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$155,963,540	$5,511,341	$150,452,199	$—

*	Includes common stock, warrants and rights.

**

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or June 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

18

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2011, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2007 through December 31, 2010. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

19

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2012, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2011. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series);

0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction- and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2011, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $35,565,142 and $23,282,923, respectively. There were no purchases or sales of U.S. Government securities.

20

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of New York Tax Exempt Series were:

	For the Six Months Ended 6/30/11		For the Year Ended 12/31/10
	Shares	Amount	Shares	Amount
Sold	1,645,301	$16,816,034	3,733,646	$39,811,439
Reinvested	182,469	1,896,830	448,246	4,689,832
Repurchased	(374,598)	(3,859,382)	(1,293,178)	(13,640,209)

Total	1,453,172	$14,853,482	2,888,714	$30,861,062

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives’ counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2011.

7.	CONCENTRATION OF CREDIT

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2010 were as follows:

Tax exempt income	$4,858,448
Long-term capital gains	112,341

21

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

At June 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$153,986,848
Unrealized appreciation	$2,839,556
Unrealized depreciation	(862,864)

Net unrealized appreciation	$1,976,692

22

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s
(SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and / or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please do not hesitate to contact Investor Services at 1-800-466-3863.

MNNYTES-6/11-SAR

CORE BOND SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11-6/30/11
Actual	$1,000.00	$1,031.10	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*

Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition

As of June 30, 2011 (unaudited)

2

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]		Principal Amount	Value (Note 2)
CORPORATE BONDS - 77.9%

Convertible Corporate Bonds - 1.4%
Health Care - 0.4%
Biotechnology - 0.3%
Amgen, Inc., 0.375%, 2/1/2013	A3		$530,000	$531,987

Health Care Equipment & Supplies - 0.1%
Medtronic, Inc., 1.625%, 4/15/2013	A1		120,000	122,700

Total Health Care				654,687

Information Technology - 1.0%
Computers & Peripherals - 1.0%
EMC Corp., 1.75%, 12/1/2013	A	[2]	870,000	1,524,675

Total Convertible Corporate Bonds (Identified Cost $1,966,025)				2,179,362

Non-Convertible Corporate Bonds - 76.5%
Consumer Discretionary - 12.2%
Hotels, Restaurants & Leisure - 2.1%
International Game Technology, 7.50%, 6/15/2019	Baa2		1,750,000	2,000,752
Yum! Brands, Inc., 3.875%, 11/1/2020	Baa3		1,250,000	1,213,335

				3,214,087

Household Durables - 2.1%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	Baa3		1,345,000	1,354,258
Tupperware Brands Corp.[3] , 4.75%, 6/1/2021	Baa3		2,000,000	1,972,128

				3,326,386

Media - 3.8%
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2		1,280,000	1,354,353
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2		1,275,000	1,350,094
NBC Universal Media LLC[3] , 5.15%, 4/30/2020	Baa2		1,540,000	1,626,089
Time Warner, Inc., 4.75%, 3/29/2021	Baa2		1,110,000	1,129,150
The Walt Disney Co., 5.50%, 3/15/2019	A2		500,000	573,137

				6,032,823

Multiline Retail - 0.7%
Target Corp., 6.00%, 1/15/2018	A2		670,000	774,241
Target Corp., 3.875%, 7/15/2020	A2		335,000	334,138

				1,108,379

Specialty Retail - 3.1%
AutoZone, Inc., 4.00%, 11/15/2020	Baa2		1,415,000	1,352,102
Best Buy Co., Inc., 5.50%, 3/15/2021	Baa2		1,000,000	984,582
The Home Depot, Inc., 5.40%, 3/1/2016	Baa1		1,065,000	1,190,046
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A1		745,000	876,098

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]	Principal Amount	Value (Note 2)
CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	Baa3	$500,000	$502,424

			4,905,252

Textiles, Apparel & Luxury Goods - 0.4%
VF Corp., 5.95%, 11/1/2017	A3	485,000	560,228

Total Consumer Discretionary			19,147,155

Consumer Staples - 2.4%
Beverages - 0.6%
PepsiCo, Inc., 7.90%, 11/1/2018	Aa3	775,000	998,782

Food Products - 1.8%
General Mills, Inc., 5.65%, 2/15/2019	Baa1	765,000	863,753
Grupo Bimbo SAB de CV (Mexico)[3] , 4.875%, 6/30/2020	Baa2	500,000	501,692
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	565,000	649,996
Kraft Foods, Inc., 5.375%, 2/10/2020	Baa2	680,000	743,375

			2,758,816

Total Consumer Staples			3,757,598

Energy - 5.3%
Energy Equipment & Services - 3.3%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	620,000	781,673
Schlumberger Oilfield plc (United Kingdom)[3] , 4.20%, 1/15/2021	A1	1,465,000	1,481,283
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	Baa2	2,295,000	2,963,859

			5,226,815

Oil, Gas & Consumable Fuels - 2.0%
Apache Corp., 6.90%, 9/15/2018	A3	630,000	763,912
Hess Corp., 5.60%, 2/15/2041	Baa2	1,375,000	1,344,013
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	Aa1	1,000,000	1,050,205

			3,158,130

Total Energy			8,384,945

Financials - 27.8%
Capital Markets - 7.1%
The Charles Schwab Corp., 4.45%, 7/22/2020	A2	1,320,000	1,350,786
Credit Suisse AG (Switzerland)[3] , 2.60%, 5/27/2016	Aaa	1,205,000	1,202,132
Goldman Sachs Capital I, 6.345%, 2/15/2034	A3	1,050,000	992,945
Goldman Sachs Capital II4 , 5.793%, 12/29/2049	Baa2	1,565,000	1,252,000
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A1	690,000	750,957
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A1	935,000	965,523
Jefferies Group, Inc., 8.50%, 7/15/2019	Baa2	1,110,000	1,312,781
Morgan Stanley, 5.55%, 4/27/2017	A2	1,727,000	1,830,698

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]	Principal Amount	Value (Note 2)
CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Morgan Stanley, 5.75%, 1/25/2021	A2	$1,500,000	$1,517,743

			11,175,565

Commercial Banks - 8.4%
Household Finance Co., 6.375%, 11/27/2012	A3	785,000	839,810
HSBC Finance Corp., 7.00%, 5/15/2012	A3	1,025,000	1,079,559
Intesa Sanpaolo S.p.A. (Italy)[3] , 6.50%, 2/24/2021	Aa3	1,545,000	1,611,319
KeyBank National Association, 5.45%, 3/3/2016	Baa1	1,050,000	1,139,151
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	1,480,000	1,699,796
National City Corp., 6.875%, 5/15/2019	Baa1	500,000	576,197
PNC Bank National Association, 5.25%, 1/15/2017	A3	880,000	955,348
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa1	750,000	753,724
Santander Issuances S.A. Unipersonal (Spain)[3] , 5.911%, 6/20/2016	Aa3	1,500,000	1,526,573
Societe Generale S.A. (France)[3] , 5.75%, 4/20/2016	Aa3	1,540,000	1,538,765
Wachovia Bank National Association, 5.60%, 3/15/2016	Aa3	450,000	487,154
Wachovia Corp., 5.25%, 8/1/2014	A2	945,000	1,012,912

			13,220,308

Consumer Finance - 0.9%
American Express Co., 8.125%, 5/20/2019	A3	1,090,000	1,381,888

Diversified Financial Services - 3.5%
Bank of America Corp., 7.625%, 6/1/2019	A2	1,150,000	1,332,151
Bank of America Corp.[5] , 5.13%, 2/24/2026	A2	1,415,000	1,379,765
Citigroup, Inc., 8.50%, 5/22/2019	A3	1,190,000	1,475,189
JPMorgan Chase & Co., 6.30%, 4/23/2019	Aa3	1,180,000	1,330,020

			5,517,125

Insurance - 1.3%
American International Group, Inc., 4.25%, 5/15/2013	Baa1	660,000	678,462
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	1,260,000	1,329,987

			2,008,449

Real Estate Investment Trusts (REITS) - 6.6%
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	740,000	745,839
Boston Properties LP, 5.875%, 10/15/2019	Baa2	935,000	1,024,422
Boston Properties LP, 5.625%, 11/15/2020	Baa2	300,000	320,468
Camden Property Trust, 5.70%, 5/15/2017	Baa1	780,000	859,160
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,305,000	1,368,174
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	45,000	44,766
HCP, Inc., 6.70%, 1/30/2018	Baa2	1,315,000	1,470,091
Health Care REIT, Inc., 6.20%, 6/1/2016	Baa2	375,000	416,367

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]		Principal Amount	Value (Note 2)
CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2		$990,000	$964,579
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2		735,000	884,208
National Retail Properties, Inc., 6.875%, 10/15/2017	Baa2		890,000	992,678
Simon Property Group LP, 10.35%, 4/1/2019	A3		990,000	1,370,369

				10,461,121

Total Financials				43,764,456

Health Care - 3.4%
Biotechnology - 0.6%
Amgen, Inc., 5.85%, 6/1/2017	A3		500,000	578,979
Amgen, Inc., 3.45%, 10/1/2020	A3		370,000	352,799

				931,778

Health Care Equipment & Supplies - 0.4%
CR Bard, Inc., 4.40%, 1/15/2021	A3		655,000	674,597

Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc., 4.70%, 2/15/2021	Baa1		1,000,000	1,042,533

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	A3		600,000	618,554

Pharmaceuticals - 1.3%
Abbott Laboratories, 5.60%, 11/30/2017	A1		675,000	782,260
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	Aa2		1,215,000	1,349,226

				2,131,486

Total Health Care				5,398,948

Industrials - 11.2%
Aerospace & Defense - 1.1%
The Boeing Co., 6.00%, 3/15/2019	A2		870,000	1,009,906
Honeywell International, Inc., 5.30%, 3/1/2018	A2		690,000	775,268

				1,785,174

Air Freight & Logistics - 0.6%
FedEx Corp., 8.00%, 1/15/2019	Baa2		790,000	992,778

Airlines - 1.5%
Continental Airlines Pass-Through Trust, Series 1997-4, Class A, 6.90%, 1/2/2018	Baa2		281,729	298,266
Delta Air Lines Pass-Through Trust, Series 2001-1, Class A-2, 7.111%, 9/18/2011	BBB	[2]	295,000	298,304
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	Baa1		160,904	167,340

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]	Principal Amount	Value (Note 2)
CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2010-1, Class A, 6.20%, 7/2/2018	Baa2	$494,146	$515,147
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	910,000	984,674

			2,263,731

Commercial Services & Supplies - 0.7%
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	830,000	1,008,217

Industrial Conglomerates - 3.9%
GE Capital Trust I4 , 6.375%, 11/15/2067	Aa3	1,145,000	1,172,194
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2	350,000	382,801
General Electric Capital Corp., 5.50%, 1/8/2020	Aa2	320,000	342,687
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	Aa2	1,220,000	1,355,483
General Electric Co., 5.25%, 12/6/2017	Aa2	370,000	409,895
Textron, Inc., 7.25%, 10/1/2019	Baa3	1,245,000	1,463,713
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	Baa2	975,000	1,010,859

			6,137,632

Machinery - 1.9%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	1,095,000	1,336,975
John Deere Capital Corp., 5.50%, 4/13/2017	A2	225,000	258,219
John Deere Capital Corp., 5.75%, 9/10/2018	A2	1,245,000	1,429,209

			3,024,403

Road & Rail - 1.5%
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	Baa3	1,595,000	1,610,944
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	705,000	798,134

			2,409,078

Total Industrials			17,621,013

Information Technology - 3.6%
Computers & Peripherals - 1.3%
Dell, Inc., 5.875%, 6/15/2019	A2	1,055,000	1,183,932
Hewlett-Packard Co., 5.50%, 3/1/2018	A2	680,000	760,451

			1,944,383

Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc., 6.625%, 5/15/2019	Baa1	650,000	757,020
Corning, Inc., 4.25%, 8/15/2020	Baa1	500,000	501,933

			1,258,953

IT Services - 0.6%
The Western Union Co., 5.253%, 4/1/2020	A3	945,000	995,234

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]	Principal Amount	Value (Note 2)
CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Software - 0.9%
Oracle Corp., 5.00%, 7/8/2019	A1	$700,000	$764,176
Oracle Corp.[3] , 3.875%, 7/15/2020	A1	675,000	670,724

			1,434,900

Total Information Technology			5,633,470

Materials - 7.2%
Chemicals - 0.6%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	885,000	1,021,255

Metals & Mining - 5.2%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	1,635,000	1,675,409
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	1,625,000	1,729,676
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	Baa3	2,225,000	2,228,473
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	810,000	969,262
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	Baa3	1,505,000	1,512,928

			8,115,748

Paper & Forest Products - 1.4%
International Paper Co., 7.50%, 8/15/2021	Baa3	1,885,000	2,203,271

Total Materials			11,340,274

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc., 3.00%, 4/1/2016	A3	745,000	760,953

Wireless Telecommunication Services - 0.9%
Crown Castle Towers LLC[3] , 6.113%, 1/15/2020	A2	745,000	812,884
Crown Castle Towers LLC[3] , 4.883%, 8/15/2020	A2	250,000	251,381
SBA Tower Trust[3] , 5.101%, 4/15/2017	A2	375,000	390,937

			1,455,202

Total Telecommunication Services			2,216,155

Utilities - 2.0%
Electric Utilities - 1.8%
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	580,000	627,757
Exelon Generation Co. LLC, 6.20%, 10/1/2017	A3	350,000	394,838
Exelon Generation Co. LLC, 4.00%, 10/1/2020	A3	865,000	816,403
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	855,000	968,700

			2,807,698

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]	Principal Amount/ Shares	Value (Note 2)
CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Multi-Utilities - 0.2%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	Baa2	$335,000	$372,405

Total Utilities			3,180,103

Total Non-Convertible Corporate Bonds (Identified Cost $114,271,285)			120,444,117

TOTAL CORPORATE BONDS (Identified Cost $116,237,310)			122,623,479

PREFERRED STOCKS - 2.0%

Financials - 2.0%
Commercial Banks - 0.9%
PNC Financial Services Group, Inc., Series K6 , 8.25%	Baa3	290,000	306,744
Wells Fargo & Co., Series K6 , 7.98%	Baa3	1,000,000	1,080,000

			1,386,744

Diversified Financial Services - 0.6%
JPMorgan Chase & Co., Series 1[6] , 7.90%	Baa1	965,000	1,036,497

Real Estate Investment Trusts (REITS) - 0.5%
Public Storage, Series Q, 6.50%	Baa1	29,910	766,294

TOTAL PREFERRED STOCKS (Identified Cost $3,057,235)			3,189,535

ASSET-BACKED SECURITIES - 0.8%
Capital Auto Receivables Asset Trust, Series 2007-1, Class A4A, 5.01%, 4/16/2012	Aaa	$4,533	4,549
Capital Auto Receivables Asset Trust, Series 2007-3, Class A4, 5.21%, 3/17/2014	Aaa	14,992	15,201
Ford Credit Auto Owner Trust, Series 2008-C, Class A4B4 , 1.937%, 4/15/2013	Aaa	50,000	50,371
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A3 , 3.72%, 3/15/2023	Aaa	100,000	100,750
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[3] , 5.29%, 3/25/2016	Aaa	370,000	405,737
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[3] , 3.74%, 2/25/2017	Aaa	595,000	614,216

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,130,465)			1,190,824

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]		Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.3%
American Tower Trust, Series 2007-1A, Class AFX[3] , 5.42%, 4/15/2037	Aaa		$400,000	$430,477
Americold LLC Trust, Series 2010-ARTA, Class A1[3] , 3.847%, 1/14/2029	AAA	[2]	96,746	98,686
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[4] , 5.731%, 5/10/2045	AAA	[2]	200,000	221,335
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		100,000	109,417
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		160,000	171,720
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[4] , 5.72%, 9/11/2038	Aaa		200,000	220,248
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[3] , 3.759%, 4/15/2044	Aaa		60,000	60,908
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[4] , 5.729%, 3/15/2049	Aaa		110,000	121,197
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[4] , 5.751%, 6/10/2046	AAA	[2]	155,000	171,701
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[3] , 3.156%, 7/10/2046	Aaa		261,700	263,567
FREMF Mortgage Trust, Series 2011-K701, Class B3,4 , 4.437%, 7/25/2048	A	[2]	160,000	156,318
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[4] , 5.881%, 7/10/2038	Aaa		415,000	460,750
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[4] , 5.278%, 1/12/2043	Aaa		150,000	162,194
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[4] , 5.205%, 12/15/2044	Aaa		325,000	354,663
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[4] , 5.88%, 4/15/2045	Aaa		150,000	166,478
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3[3] , 4.07%, 11/15/2043	AAA	[2]	200,000	193,341
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[4] , 5.87%, 6/15/2038	Aaa		275,000	303,820
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A3 , 3.913%, 6/25/2043	Aaa		100,000	99,543
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[4] , 5.414%, 7/12/2046	Aaa		125,000	134,684
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[4] , 5.202%, 11/14/2042	Aaa		100,000	108,621
OBP Depositor LLC Trust, Series 2010-OBP, Class A3 , 4.646%, 7/15/2045	AAA	[2]	100,000	103,786
Vornado DP LLC, Series 2010-VNO, Class A2FX3 , 4.004%, 9/13/2028	AAA	[2]	245,000	238,619

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]	Principal Amount/ Shares	Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[4] , 5.206%, 10/15/2044	Aaa	$150,000	$163,562
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[4] , 5.737%, 5/15/2043	Aaa	115,000	126,916
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[4] , 6.011%, 6/15/2045	Aaa	280,000	310,860
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3] , 4.393%, 11/15/2043	Aaa	275,000	273,926

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $5,137,270)			5,227,337

MUNICIPAL BONDS - 0.7%
Monroe County Water Authority, Water Utility Impt., Revenue Bond, 6.339%, 8/1/2035	Aa2	500,000	552,035
New York City, Public Impt., G.O. Bond, 6.646%, 12/1/2031	Aa2	500,000	539,750

TOTAL MUNICIPAL BONDS (Identified Cost $1,000,000)			1,091,785

MUTUAL FUNDS - 3.6%
iShares iBoxx Investment Grade Corporate Bond Fund (Identified Cost $5,173,851)		52,150	5,743,280

U.S. GOVERNMENT AGENCIES - 9.0%

Mortgage-Backed Securities - 9.0%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		$1,699,763	1,848,122
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		116,436	126,672
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		134,025	146,875
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		1,013,362	1,101,811
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		176,805	193,756
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		1,831,462	1,991,316
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		106,160	115,138
Fannie Mae, Pool #995876, 6.00%, 11/1/2038		2,474,366	2,722,351
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040		1,914,451	2,105,165
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020		567,752	616,140
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022		173,196	189,693
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022		119,468	130,848
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023		99,065	108,316
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023		173,555	190,086
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037		314,360	346,013
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038		91,635	99,212
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038		173,621	188,249
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040		1,037,006	1,141,423

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolio - June 30, 2011 (unaudited)

	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	$679,054	$747,428

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $13,957,225)		14,108,614

SHORT-TERM INVESTMENTS - 1.2%
Dreyfus Cash Management, Inc. - Institutional Shares[7] , 0.10%, (Identified Cost $1,904,446)	1,904,446	1,904,446

TOTAL INVESTMENTS - 98.5% (Identified Cost $147,597,802)		155,079,300
OTHER ASSETS, LESS LIABILITIES - 1.5%		2,301,426

NET ASSETS - 100%		$157,380,726

G.O. Bond - General Obligation Bond

Impt. - Improvement

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $16,625,781, or 10.6%, of the Series’ net assets as of June 30, 2011.

[4]	The coupon rate is floating and is the stated rate as of June 30, 2011.
[5]	Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2011.
[6]	The rate shown is a fixed rate as of June 30, 2011; the rate becomes floating in 2049.
[7]	Rate shown is the current yield as of June 30, 2011.

12	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments, at value (identified cost $147,597,802) (Note 2)	$155,079,300
Interest receivable	1,893,839
Receivable for fund shares sold	529,155
Dividends receivable	176

TOTAL ASSETS	157,502,470

LIABILITIES:

Accrued management fees (Note 3)	78,260
Accrued fund accounting and administration fees (Note 3)	12,229
Accrued transfer agent fees (Note 3)	471
Accrued Chief Compliance Officer service fees (Note 3)	465
Audit fees payable	19,383
Payable for securities purchased	17
Other payables and accrued expenses	10,919

TOTAL LIABILITIES	121,744

TOTAL NET ASSETS	$157,380,726

NET ASSETS CONSIST OF:

Capital stock	$139,496
Additional paid-in-capital	146,485,972
Undistributed net investment income	3,084,829
Accumulated net realized gain on investments	188,931
Net unrealized appreciation on investments	7,481,498

TOTAL NET ASSETS	$157,380,726

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($157,380,726/13,949,637 shares)	$11.28

The accompanying notes are an integral part of the financial statements.	13

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

INVESTMENT INCOME:

Interest	$3,173,132
Dividends	210,863

Total Investment Income	3,383,995

EXPENSES:

Management fees (Note 3)	436,299
Fund accounting and administration fees (Note 3)	32,227
Directors’ fees (Note 3)	1,785
Transfer agent fees (Note 3)	1,426
Chief Compliance Officer service fees (Note 3)	1,315
Custodian fees	3,712
Miscellaneous	33,769

Total Expenses	510,533

NET INVESTMENT INCOME	2,873,462

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	559,890
Net change in unrealized appreciation on investments	1,036,815

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,596,705

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,470,167

14	The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	For the Six Months Ended 6/30/11 (unaudited)	For the Year Ended 12/31/10

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,873,462	$3,883,268
Net realized gain on investments	559,890	499,316
Net change in unrealized appreciation on investments	1,036,815	3,349,635

Net increase from operations	4,470,167	7,732,219

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(3,683,326)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	38,852,545	33,408,300

Net increase in net assets	43,322,712	37,457,193

NET ASSETS:

Beginning of period	114,058,014	76,600,821

End of period (including undistributed net investment income of $3,084,829 and $211,367, respectively)	$157,380,726	$114,058,014

The accompanying notes are an integral part of the financial statements.	15

Financial Highlights

	For the Six Months Ended 6/30/11	For the Years Ended
	(unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.94	$10.38	$9.69	$10.05	$9.98	$9.89

Income (loss) from investment operations:
Net investment income	0.22 [1]	0.45 [1]	0.49 [1]	0.45	0.42	0.36
Net realized and unrealized gain (loss) on investments	0.12	0.48	0.62	(0.30)	0.13	0.09

Total from investment operations	0.34	0.93	1.11	0.15	0.55	0.45

Less distributions to shareholders:
From net investment income	—	(0.37)	(0.42)	(0.46)	(0.42)	(0.36)
From net realized gain on investments	—	—	—	(0.05)	(0.06)	—

Total distributions to shareholders	—	(0.37)	(0.42)	(0.51)	(0.48)	(0.36)
Net asset value - End of period	$11.28	$10.94	$10.38	$9.69	$10.05	$9.98

Net assets - End of period (000’s omitted)	$157,381	$114,058	$76,601	$53,071	$49,909	$45,696

Total return[2]	3.11%	8.97%	11.46%	1.66%	5.58%	4.51%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.70%[3]	0.76%	0.79%	0.80%	0.80%	0.80%
Net investment income	3.95%[3]	4.10%	4.84%	4.73%	4.21%	3.87%
Portfolio turnover	11%	23%	67%	53%	346%	313%

*        The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	NA	0.00%[4]	0.00%[4]	0.03%	0.04%	0.08%

[1]	Calculated based on average shares outstanding during the period.
[2]	Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[3]	Annualized.
[4]	Less than 0.01%.

16	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Core Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2011, 6.4 billion shares have been designated in total among 31 series, of which 125 million have been designated as Core Bond Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service that utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

17

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:	$—	$—	$—	$—
Preferred securities:
Financials	3,189,535	766,294	2,423,241	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	14,108,614	—	14,108,614	—
States and political subdivisions (municipals)	1,091,785	—	1,091,785	—
Corporate debt:				—
Consumer Discretionary	19,147,155	—	19,147,155	—
Consumer Staples	3,757,598	—	3,757,598	—
Energy	8,384,945	—	8,384,945	—
Financials	43,764,456	—	43,764,456	—
Health Care	5,398,948	—	5,398,948	—
Industrials	17,621,013	—	17,621,013	—
Information Technology	5,633,470	—	5,633,470	—
Materials	11,340,274	—	11,340,274	—
Telecommunication Services	2,216,155	—	2,216,155	—
Utilities	3,180,103	—	3,180,103	—
Convertible corporate debt:				—
Health Care	654,687	—	654,687	—
Information Technology	1,524,675	—	1,524,675	—
Asset-backed securities	1,190,824	—	1,190,824	—
Commercial mortgage-backed securities	5,227,337	—	5,227,337
Mutual funds	7,647,726	7,647,726	—	—
Other financial instruments**	—	—	—	—

Total assets:	$155,079,300	$8,414,020	$146,665,280	$—

18

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Description	Total	Level 1	Level 2	Level 3
Liabilities:
Other financial instruments**	$—	$—	$—	$—

Total liabilities	—	—	—	—

Total	$155,079,300	$8,414,020	$146,665,280	$—

*	Includes common stock, warrants and rights.

**

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or June 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does

19

Notes to Financial Statements (unaudited)

Foreign Currency Translation (continued)

not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series as of June 30, 2011.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series as of June 30, 2011.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2011.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain

20

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2011, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2007 through December 31, 2010. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2012, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at

21

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

no more than 0.80% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2011. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction- and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2011, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $52,657,980 and $13,488,199 respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $7,835,602 and $2,726,615, respectively.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Core Bond Series were:

	For the Six Months Ended 6/30/11		For the Year Ended 12/31/10

	Shares	Amount	Shares	Amount
Sold	3,901,418	$43,034,837	3,256,147	$35,669,098
Reinvested	—	—	338,001	3,639,306
Repurchased	(374,427)	(4,182,292)	(553,027)	(5,900,104)

Total	3,526,991	$38,852,545	3,041,121	$33,408,300

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives’ counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out

22

Notes to Financial Statements (unaudited)

6.	FINANCIAL INSTRUMENTS (continued)

its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2011.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2010 was as follows:

Ordinary income	$3,683,326

At December 31, 2010, the Series had a capital loss carryover of $370,690, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:

Loss Carryover	Expiration Date
$350,661	December 31, 2016
20,299	December 31, 2017

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after December 31, 2010 will not be subject to expiration. In addition, such losses must be used prior to the losses incurred in the years preceding enactment.

At June 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$147,597,802
Unrealized appreciation	$7,842,407
Unrealized depreciation	(360,909)

Net unrealized appreciation	$7,481,498

23

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s
(SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and / or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please do not hesitate to contact Investor Services at 1-800-466-3863.

MNCRBND-6/11-SAR

CORE PLUS BOND SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11-6/30/11
Actual	$1,000.00	$1,032.90	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

*

Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2011 (unaudited)

2

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]		Principal Amount	Value (Note 2)

CORPORATE BONDS - 79.4%

Convertible Corporate Bonds - 1.6%
Financials - 0.5%
Real Estate Investment Trusts (REITS) - 0.5%
BioMed Realty LP2, 3.75%, 1/15/2030	WR	[3]	$2,375,000	$2,811,406

Health Care - 0.6%
Biotechnology - 0.6%
Amgen, Inc., 0.375%, 2/1/2013	A3		3,270,000	3,282,262

Information Technology - 0.5%
Computers & Peripherals - 0.5%
EMC Corp., 1.75%, 12/1/2013	A	[4]	1,685,000	2,952,963

Total Convertible Corporate Bonds (Identified Cost $8,036,995)				9,046,631

Non-Convertible Corporate Bonds - 77.8%
Consumer Discretionary - 12.4%
Auto Components - 0.2%
UCI International, Inc., 8.625%, 2/15/2019	B3		1,000,000	1,030,000

Hotels, Restaurants & Leisure - 1.5%
International Game Technology, 7.50%, 6/15/2019	Baa2		5,505,000	6,293,795
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	B3		610,000	675,575
Wyndham Worldwide Corp., 9.875%, 5/1/2014	Ba1		405,000	475,617
Wyndham Worldwide Corp., 6.00%, 12/1/2016	Ba1		800,000	849,583

				8,294,570

Household Durables - 1.6%
Fortune Brands, Inc., 5.375%, 1/15/2016	Baa3		4,485,000	4,859,816
Tupperware Brands Corp.[2], 4.75%, 6/1/2021	Baa3		4,000,000	3,944,256

				8,804,072

Media - 4.6%
Cablevision Systems Corp., 8.625%, 9/15/2017	B1		835,000	904,931
Columbus International, Inc. (Barbados)[2], 11.50%, 11/20/2014	B2		900,000	1,022,625
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2		4,710,000	4,983,594
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2		4,875,000	5,162,123
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	B2		620,000	695,175
NBC Universal Media LLC[2], 5.15%, 4/30/2020	Baa2		5,510,000	5,818,020
Sirius XM Radio, Inc.[2], 9.75%, 9/1/2015	Ba2		1,405,000	1,545,500
Time Warner, Inc., 4.75%, 3/29/2021	Baa2		4,110,000	4,180,906
UPCB Finance III Ltd. (Cayman Islands)[2], 6.625%, 7/1/2020	Ba3		1,435,000	1,417,063

				25,729,937

Multiline Retail - 0.6%
Target Corp., 6.00%, 1/15/2018	A2		3,225,000	3,726,755

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail - 3.3%
AutoZone, Inc., 4.00%, 11/15/2020	Baa2	$1,650,000	$1,576,656
Best Buy Co., Inc., 5.50%, 3/15/2021	Baa2	4,000,000	3,938,328
DirectBuy Holdings, Inc.[2], 12.00%, 2/1/2017	B2	1,000,000	390,000
The Home Depot, Inc., 5.40%, 3/1/2016	Baa1	4,325,000	4,832,816
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A1	3,175,000	3,733,705
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	Baa3	2,500,000	2,512,120
Rent-A-Center, Inc., 6.625%, 11/15/2020	BB	1,000,000	995,000
Toys R Us Property Co. II, LLC, 8.50%, 12/1/2017	Ba1	920,000	961,400

			18,940,025

Textiles, Apparel & Luxury Goods - 0.6%
VF Corp., 5.95%, 11/1/2017	A3	2,815,000	3,251,632

Total Consumer Discretionary			69,776,991

Consumer Staples - 1.7%
Beverages - 0.8%
CEDC Finance Corp. International, Inc.[2], 9.125%, 12/1/2016	B1	1,215,000	1,108,688
Constellation Brands, Inc., 8.375%, 12/15/2014	Ba2	1,205,000	1,370,688
Constellation Brands, Inc., 7.25%, 9/1/2016	Ba2	750,000	819,375
PepsiCo, Inc., 7.90%, 11/1/2018	Aa3	713,000	918,879

			4,217,630

Food Products - 0.7%
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	3,610,000	4,153,070

Household Products - 0.0%*
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	28,145

Personal Products - 0.2%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	B2	990,000	1,064,250

Total Consumer Staples			9,463,095

Energy - 6.4%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	3,155,000	3,977,707
Calfrac Holdings LP2, 7.50%, 12/1/2020	B2	1,000,000	1,010,000
Schlumberger Oilfield plc (United Kingdom)[2], 4.20%, 1/15/2021	A1	2,630,000	2,659,232
SESI LLC[2], 6.375%, 5/1/2019	Ba3	710,000	702,900
Thermon Industries, Inc., 9.50%, 5/1/2017	B1	666,000	714,285
Trinidad Drilling Ltd. (Canada)[2], 7.875%, 1/15/2019	B2	1,000,000	1,035,000
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	Baa2	6,175,000	7,974,654

			18,073,778

Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Ba1	5,825,000	6,556,544

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]		Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Arch Western Finance LLC, 6.75%, 7/1/2013	B1		$694,000	$694,867
Coffeyville Resources LLC - Coffeyville Finance, Inc.[2], 9.00%, 4/1/2015	Ba3		373,000	404,705
Coffeyville Resources LLC - Coffeyville Finance, Inc.[2], 10.875%, 4/1/2017	B3		395,000	448,325
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	B2		885,000	942,525
Hess Corp., 5.60%, 2/15/2041	Baa2		5,125,000	5,009,503
Martin Midstream Partners LP - Martin Midstream Finance Corp., 8.875%, 4/1/2018	B	[4]	840,000	882,000
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC, 8.875%, 3/15/2018	B1		605,000	635,250
Targa Resources Partners LP - Targa Resources Partners
Finance Corp., 8.25%, 7/1/2016	B1		750,000	791,250
Tesoro Corp., 9.75%, 6/1/2019	Ba1		615,000	687,263
Whiting Petroleum Corp., 7.00%, 2/1/2014	Ba3		1,000,000	1,075,000

				18,127,232

Total Energy				36,201,010

Financials - 28.8%
Capital Markets - 6.7%
Credit Suisse AG (Switzerland)[2], 2.60%, 5/27/2016	Aaa		4,295,000	4,284,778
Goldman Sachs Capital I, 6.345%, 2/15/2034	A3		3,450,000	3,262,534
Goldman Sachs Capital II5, 5.793%, 12/29/2049	Baa2		4,205,000	3,364,000
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A1		3,385,000	3,684,041
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A1		4,510,000	4,657,229
Jefferies Group, Inc., 8.50%, 7/15/2019	Baa2		4,110,000	4,860,839
Morgan Stanley, 5.55%, 4/27/2017	A2		3,544,000	3,756,799
Morgan Stanley, 5.50%, 1/26/2020	A2		4,485,000	4,543,444
Morgan Stanley, 5.75%, 1/25/2021	A2		5,400,000	5,463,877

				37,877,541

Commercial Banks - 8.1%
Intesa Sanpaolo S.p.A. (Italy)[2], 6.50%, 2/24/2021	Aa3		5,545,000	5,783,019
KeyBank National Association, 5.45%, 3/3/2016	Baa1		4,640,000	5,033,964
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3		5,665,000	6,506,315
National City Corp., 6.875%, 5/15/2019	Baa1		1,920,000	2,212,598
PNC Bank National Association, 5.25%, 1/15/2017	A3		5,640,000	6,122,914
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa1		750,000	753,725
Santander Issuances S.A. Unipersonal (Spain)[2], 5.911%, 6/20/2016	Aa3		5,300,000	5,393,890

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Societe Generale S.A. (France)[2], 5.75%, 4/20/2016	Aa3	$5,515,000	$5,510,577
U.S. Bank National Association, 6.375%, 8/1/2011	Aa3	85,000	85,357
USB Capital XIII Trust, 6.625%, 12/15/2039	A2	3,580,000	3,679,954
Wachovia Corp., 5.25%, 8/1/2014	A2	4,500,000	4,823,393

			45,905,706

Consumer Finance - 1.9%
American Express Co., 8.125%, 5/20/2019	A3	3,935,000	4,988,742
American Express Co.[5], 6.80%, 9/1/2066	Baa2	3,445,000	3,539,738
Credit Acceptance Corp., 9.125%, 2/1/2017	B1	1,060,000	1,134,200
Discover Financial Services, 10.25%, 7/15/2019	Ba1	860,000	1,111,248

			10,773,928

Diversified Financial Services - 3.6%
Bank of America Corp., 5.75%, 8/15/2016	A3	3,715,000	3,919,953
Bank of America Corp., 7.625%, 6/1/2019	A2	3,315,000	3,840,069
Bank of America Corp.[6], 5.13%, 2/24/2026	A2	2,720,000	2,652,269
Citigroup, Inc., 8.50%, 5/22/2019	A3	4,110,000	5,094,982
JPMorgan Chase & Co., 6.30%, 4/23/2019	Aa3	4,300,000	4,846,685

			20,353,958

Insurance - 1.4%
American International Group, Inc., 4.25%, 5/15/2013	Baa1	1,840,000	1,891,470
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	5,035,000	5,314,669
Hartford Financial Services Group, Inc.[5], 8.125%, 6/15/2038	Ba1	580,000	624,950

			7,831,089

Real Estate Investment Trusts (REITS) - 7.1%
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	2,750,000	2,771,698
Boston Properties LP, 5.875%, 10/15/2019	Baa2	4,455,000	4,881,067
Camden Property Trust, 5.70%, 5/15/2017	Baa1	4,025,000	4,433,485
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,000,000	1,048,409
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	4,180,000	4,158,306
HCP, Inc., 6.70%, 1/30/2018	Baa2	4,500,000	5,030,730
Health Care REIT, Inc., 6.20%, 6/1/2016	Baa2	4,390,000	4,874,265
Host Hotels & Resorts LP, 6.375%, 3/15/2015	Ba1	740,000	754,800
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2	2,665,000	3,206,006
National Retail Properties, Inc., 6.875%, 10/15/2017	Baa2	2,365,000	2,637,845
Omega Healthcare Investors, Inc., 7.50%, 2/15/2020	Ba2	1,000,000	1,060,000
Simon Property Group LP, 10.35%, 4/1/2019	A3	3,670,000	5,080,054

			39,936,665

Total Financials			162,678,887

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]		Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 3.5%
Biotechnology - 0.9%
Amgen, Inc., 3.45%, 10/1/2020	A3		$5,000,000	$4,767,560

Health Care Equipment & Supplies - 0.9%
Alere, Inc., 9.00%, 5/15/2016	B3		1,300,000	1,353,625
CR Bard, Inc., 4.40%, 1/15/2021	A3		800,000	823,935
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	Ba2		720,000	761,400
Fresenius US Finance II, Inc.[2], 9.00%, 7/15/2015	Ba1		1,320,000	1,493,250
Teleflex, Inc., 6.875%, 6/1/2019	B1		705,000	713,813

				5,146,023

Health Care Providers & Services - 1.1%
BioScrip, Inc., 10.25%, 10/1/2015	Caa1		795,000	829,781
Health Management Associates, Inc., 6.125%, 4/15/2016	BB	[4]	1,050,000	1,089,375
UnitedHealth Group, Inc., 4.70%, 2/15/2021	Baa1		4,000,000	4,170,132

				6,089,288

Life Sciences Tools & Services - 0.6%
PharmaNet Development Group, Inc.[2], 10.875%, 4/15/2017	B3		825,000	1,031,250
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	A3		2,400,000	2,474,215

				3,505,465

Total Health Care				19,508,336

Industrials - 12.1%
Aerospace & Defense - 0.8%
The Boeing Co., 6.00%, 3/15/2019	A2		3,465,000	4,022,214
Ducommun, Inc.[2], 9.75%, 7/15/2018	B3		720,000	739,800

				4,762,014

Air Freight & Logistics - 0.3%
Aguila 3 S.A. (Luxembourg)[2], 7.875%, 1/31/2018	B2		1,110,000	1,116,937
FedEx Corp., 8.00%, 1/15/2019	Baa2		435,000	546,656

				1,663,593

Airlines - 1.6%
Continental Airlines Pass-Through Trust, Series 1997-4, Class A, 6.90%, 1/2/2018	Baa2		329,569	348,915
Continental Airlines, Inc.[2], 6.75%, 9/15/2015	Ba2		1,000,000	1,005,000
Delta Air Lines Pass-Through Trust, Series 2001-1, Class A-2, 7.111%, 9/18/2011	BBB	[4]	1,245,000	1,258,944
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	Baa1		1,177,346	1,224,439
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B2, 6.375%, 1/2/2016	Ba3		630,000	604,800

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3	$365,000	$350,400
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	3,925,000	4,247,082

			9,039,580

Building Products - 0.3%
Building Materials Corp. of America[2], 6.875%, 8/15/2018	Ba3	630,000	642,600
Owens Corning, 9.00%, 6/15/2019	Ba1	840,000	1,003,292

			1,645,892

Commercial Services & Supplies - 1.2%
Clean Harbors, Inc., 7.625%, 8/15/2016	Ba3	900,000	954,000
Garda World Security Corp. (Canada)[2], 9.75%, 3/15/2017	B2	800,000	846,000
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	3,930,000	4,773,846

			6,573,846

Industrial Conglomerates - 3.7%
GE Capital Trust I5, 6.375%, 11/15/2067	Aa3	3,545,000	3,629,194
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2	2,150,000	2,351,494
General Electric Capital Corp., 5.50%, 1/8/2020	Aa2	3,105,000	3,325,138
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	Aa2	3,695,000	4,105,337
General Electric Co., 5.25%, 12/6/2017	Aa2	2,100,000	2,326,430
Textron, Inc., 7.25%, 10/1/2019	Baa3	3,790,000	4,455,801
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	Baa2	800,000	829,422

			21,022,816

Machinery - 1.8%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	3,385,000	4,133,024
John Deere Capital Corp., 5.50%, 4/13/2017	A2	1,240,000	1,423,075
John Deere Capital Corp., 5.75%, 9/10/2018	A2	3,795,000	4,356,504

			9,912,603

Marine - 0.3%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	Ba3	1,530,000	1,575,900

Road & Rail - 2.1%
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	Baa3	7,865,000	7,943,619
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	3,675,000	4,160,486

			12,104,105

Total Industrials			68,300,349

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology - 2.2%
Communications Equipment - 0.3%
Alcatel-Lucent USA, Inc., 6.50%, 1/15/2028	B1	$1,000,000	$897,500
EH Holding Corp.[2], 6.50%, 6/15/2019	Ba3	705,000	717,337

			1,614,837

Electronic Equipment, Instruments & Components - 0.6%
Corning, Inc., 4.25%, 8/15/2020	Baa1	2,500,000	2,509,663
CPI International Acquisition, Inc.[2], 8.00%, 2/15/2018	B3	730,000	689,850

			3,199,513

IT Services - 0.9%
The Western Union Co., 5.253%, 4/1/2020	A3	4,810,000	5,065,690

Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	Ba3	475,000	496,375
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	B2	830,000	908,850

			1,405,225

Software - 0.2%
Oracle Corp.[2], 3.875%, 7/15/2020	A1	1,325,000	1,316,606

Total Information Technology			12,601,871

Materials - 6.0%
Chemicals - 0.9%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	3,435,000	3,963,853
Ferro Corp., 7.875%, 8/15/2018	B2	1,030,000	1,068,625

			5,032,478

Containers & Packaging - 0.2%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[2], 7.125%, 4/15/2019	Ba3	1,375,000	1,364,687

Metals & Mining - 3.5%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	2,185,000	2,239,002
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	1,450,000	1,543,403
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	Baa3	5,460,000	5,468,523
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	3,230,000	3,865,083
Calcipar S.A. (Luxembourg)[2], 6.875%, 5/1/2018	B1	1,075,000	1,077,687
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	1,000,000	1,082,662
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	Baa3	2,000,000	2,010,536
FMG Resources August 2006 Pty. Ltd. (Australia)[2], 6.875%, 2/1/2018	B1	720,000	730,800
Mirabela Nickel Ltd. (Australia)[2], 8.75%, 4/15/2018	B2	710,000	706,450

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Steel Dynamics, Inc., 7.75%, 4/15/2016	Ba2	$655,000	$687,750

			19,411,896

Paper & Forest Products - 1.4%
Georgia-Pacific LLC[2], 8.25%, 5/1/2016	Ba1	910,000	1,031,539
International Paper Co., 7.50%, 8/15/2021	Baa3	5,330,000	6,229,939
Longview Fibre Paper & Packaging, Inc.[2], 8.00%, 6/1/2016	B2	705,000	708,525

			7,970,003

Total Materials			33,779,064

Telecommunication Services - 2.6%
Diversified Telecommunication Services - 1.0%
Inmarsat Finance plc (United Kingdom)[2], 7.375%, 12/1/2017	Ba2	1,000,000	1,060,000
Intelsat Jackson Holdings S.A. (Luxembourg)[2], 7.25%, 4/1/2019	B3	1,095,000	1,086,787
Verizon Communications, Inc., 3.00%, 4/1/2016	A3	2,765,000	2,824,207
Wind Acquisition Finance S.A. (Luxembourg)[2], 11.75%, 7/15/2017	B2	905,000	1,024,913

			5,995,907

Wireless Telecommunication Services - 1.6%
CC Holdings GS V LLC - Crown Castle GS III Corp.[2], 7.75%, 5/1/2017	Baa3	1,465,000	1,585,863
Crown Castle Towers LLC[2], 6.113%, 1/15/2020	A2	4,070,000	4,440,854
Crown Castle Towers LLC[2], 4.883%, 8/15/2020	A2	610,000	613,370
SBA Tower Trust[2], 5.101%, 4/15/2017	A2	2,095,000	2,184,038

			8,824,125

Total Telecommunication Services			14,820,032

Utilities - 2.1%
Electric Utilities - 1.8%
Allegheny Energy Supply Co. LLC[2], 5.75%, 10/15/2019	Baa3	2,385,000	2,495,251
Exelon Generation Co. LLC, 4.00%, 10/1/2020	A3	4,000,000	3,775,272
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	3,240,000	3,670,865

			9,941,388

Gas Utilities - 0.2%
Ferrellgas LP - Ferrellgas Finance Corp.[2], 6.50%, 5/1/2021	Ba3	1,000,000	945,000

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]	Principal Amount/ Shares	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power Producers & Energy Traders - 0.1%
The AES Corp., 8.00%, 10/15/2017	B1	$745,000	$789,700

Total Utilities			11,676,088

Total Non-Convertible Corporate Bonds (Identified Cost $409,365,047)			438,805,723

TOTAL CORPORATE BONDS (Identified Cost $417,402,042)			447,852,354

PREFERRED STOCKS - 2.6%
Financials - 2.6%
Commercial Banks - 0.9%
PNC Financial Services Group, Inc., Series K7, 8.25%	Baa3	1,850,000	1,956,817
Wells Fargo & Co., Series K7, 7.98%	Baa3	3,145,000	3,396,600

			5,353,417

Diversified Financial Services - 1.2%
Bank of America Corp., Series K7, 8.00%	Ba3	3,350,000	3,498,439
JPMorgan Chase & Co., Series 1[7], 7.90%	Baa1	2,985,000	3,206,159

			6,704,598

Real Estate Investment Trusts (REITS) - 0.5%
Public Storage, Series Q, 6.50%	Baa1	109,100	2,795,142

TOTAL PREFERRED STOCKS (Identified Cost $13,624,251)			14,853,157

ASSET-BACKED SECURITIES - 1.1%
Capital Auto Receivables Asset Trust, Series 2007-1, Class A4A, 5.01%, 4/16/2012	Aaa	$27,200	27,292
Capital Auto Receivables Asset Trust, Series 2007-3, Class A4, 5.21%, 3/17/2014	Aaa	74,961	76,004
Ford Credit Auto Owner Trust, Series 2008-C, Class A4B5, 1.937%, 4/15/2013	Aaa	300,000	302,228
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A2, 3.72%, 3/15/2023	Aaa	260,000	261,950
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[2], 5.29%, 3/25/2016	Aaa	2,585,000	2,834,673
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[2], 3.74%, 2/25/2017	Aaa	2,360,000	2,436,219

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]		Principal Amount	Value (Note 2)
ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, Series 2002-4, Class A4[5], 0.387%, 3/15/2017	Aaa		$306,818	$306,580

TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,885,537)				6,244,946

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%
Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	AAA	[4]	420,846	429,283
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[5], 5.731%, 5/10/2045	AAA	[4]	700,000	774,674
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		335,000	366,547
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		715,000	767,372
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[5], 5.72%, 9/11/2038	Aaa		1,010,000	1,112,251
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[4]	650,000	708,352
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[2], 3.759%, 4/15/2044	Aaa		240,000	243,634
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[5], 5.729%, 3/15/2049	Aaa		575,000	633,531
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[5], 5.751%, 6/10/2046	AAA	[4]	900,000	996,971
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[2], 3.156%, 7/10/2046	Aaa		1,288,747	1,297,941
FREMF Mortgage Trust, Series 2011-K701, Class B2,5, 4.437%, 7/25/2048	A	[4]	950,000	928,140
FREMF Mortgage Trust, Series 2011-K702, Class B2,5, 4.771%, 4/25/2044	A3		230,000	217,440
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[5], 5.881%, 7/10/2038	Aaa		1,695,000	1,881,858
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[5], 5.278%, 1/12/2043	Aaa		350,000	378,452
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[5], 5.205%, 12/15/2044	Aaa		1,670,000	1,822,423
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[5], 5.88%, 4/15/2045	Aaa		560,000	621,517
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3[2], 4.07%, 11/15/2043	AAA	[4]	750,000	725,029
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[5], 5.87%, 6/15/2038	Aaa		970,000	1,071,656

12	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]		Principal Amount/ Shares	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[5], 5.414%, 7/12/2046	Aaa		$605,000	$651,872
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[5], 5.202%, 11/14/2042	Aaa		385,000	418,190
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A5, 5.23%, 9/15/2042	Aaa		210,000	227,764
Morgan Stanley Capital I, Series 2011-C1, Class A2[2], 3.884%, 9/15/2047	AAA	[4]	200,000	205,655
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	AAA	[4]	420,000	435,902
Vornado DP LLC, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	AAA	[4]	1,195,000	1,163,879
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[5], 5.206%, 10/15/2044	Aaa		820,000	894,138
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[5], 5.737%, 5/15/2043	Aaa		770,000	849,785
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[5], 6.011%, 6/15/2045	Aaa		1,220,000	1,354,464
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	Aaa		1,350,000	1,344,728

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $22,131,556)				22,523,448

FOREIGN GOVERNMENT BONDS - 0.5%

Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019 (Identified Cost $5,190,594)	Ba1 EUR		4,000,000	2,827,808

MUNICIPAL BONDS - 0.5%

New York City, Public Impt., G.O. Bond, 6.646%, 12/1/2031 (Identified Cost $2,500,000)	Aa2		$2,500,000	2,698,750

MUTUAL FUNDS - 0.8%

iShares iBoxx Investment Grade Corporate Bond Fund			37,640	4,145,293
John Hancock Preferred Income Fund			10,500	218,085

TOTAL MUTUAL FUNDS (Identified Cost $3,617,219)				4,363,378

U.S. GOVERNMENT AGENCIES - 8.8%

Mortgage-Backed Securities - 8.8%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021			$4,122,671	4,482,507
Fannie Mae, Pool #995233, 5.50%, 10/1/2021			304,717	331,503

The accompanying notes are an integral part of the financial statements.	13

Investment Portfolio - June 30, 2011 (unaudited)

	Principal Amount/ Shares	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	$325,739	$356,970
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	2,463,741	2,678,781
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	428,199	469,253
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	4,443,317	4,831,140
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	257,847	279,653
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	2,201,815	2,385,263
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	12,080,726	13,291,478
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	5,292,586	5,819,825
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	1,380,179	1,497,808
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	420,296	460,330
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	290,189	317,829
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	240,842	263,330
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	420,689	460,760
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	215,872	233,460
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	612,353	674,011
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	152,856	165,496
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	3,192,260	3,453,240
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	2,526,928	2,733,515
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	289,723	314,133
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	355,310	384,691
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	1,993,977	2,194,752
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	1,290,202	1,420,113

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $48,973,211)		49,499,841

SHORT-TERM INVESTMENTS - 1.1%
Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.10%, (Identified Cost $6,177,099)	6,177,099	6,177,099

TOTAL INVESTMENTS - 98.8% (Identified Cost $525,501,509)		557,040,781
OTHER ASSETS, LESS LIABILITIES - 1.2%		6,824,903

NET ASSETS - 100%		$563,865,684

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JUNE 30, 20119:

Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Depreciation
7/27/2011	EUR 2,730,000	$3,865,407	$3,955,865	$(90,458)

14	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

*	Less than 0.1%
EUR	- Euro currency
G.O.	Bond - General Obligation Bond
Impt.	- Improvement

[1]	Credit ratings from Moody’s (unaudited).
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $89,073,651, or 15.8%, of the Series’ net assets as of June 30, 2011.

[3]	Credit rating has been withdrawn. As of June 30, 2011, there is no rating available.
[4]	Credit ratings from S&P (unaudited).
[5]	The coupon rate is floating and is the stated rate as of June 30, 2011.
[6]	Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2011.
[7]	The rate shown is a fixed rate as of June 30, 2011; the rate becomes floating in 2049.
[8]	Rate shown is the current yield as of June 30, 2011.
[9]	The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The accompanying notes are an integral part of the financial statements.	15

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments, at value (identified cost $525,501,509) (Note 2)	$557,040,781
Interest receivable	7,592,900
Receivable for fund shares sold	577,281
Dividends receivable	727

TOTAL ASSETS	565,211,689

LIABILITIES:

Accrued management fees (Note 3)	325,394
Accrued fund accounting and administration fees (Note 3)	27,353
Accrued transfer agent fees (Note 3)	1,569
Accrued directors’ fees (Note 3)	1,249
Accrued Chief Compliance Officer service fees (Note 3)	465
Payable for fund shares repurchased	867,896
Unrealized depreciation on foreign forward currency contracts (Note 2)	90,458
Other payables and accrued expenses	31,621

TOTAL LIABILITIES	1,346,005

TOTAL NET ASSETS	$563,865,684

NET ASSETS CONSIST OF:

Capital stock	$498,136
Additional paid-in-capital	508,509,851
Undistributed net investment income	12,475,114
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	10,915,352
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	31,467,231

TOTAL NET ASSETS	$563,865,684

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($563,865,684/49,813,633 shares)	$11.32

16	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

INVESTMENT INCOME:

Interest	$13,900,787
Dividends	659,111

Total Investment Income	14,559,898

EXPENSES:

Management fees (Note 3)	1,916,902
Fund accounting and administration fees (Note 3)	62,232
Directors’ fees (Note 3)	7,804
Transfer agent fees (Note 3)	3,770
Chief Compliance Officer service fees (Note 3)	1,315
Custodian fees	14,915
Miscellaneous	49,470

Total Expenses	2,056,408

NET INVESTMENT INCOME	12,503,490

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	8,050,705
Foreign currency and translation of other assets and liabilities	(51,586)
Forward foreign currency exchange contracts	(389,704)

7,609,415

Net change in unrealized appreciation (depreciation) on-
Investments	(2,525,331)
Foreign currency and translation of other assets and liabilities	17,210
Forward foreign currency exchange contracts	(14,767)

(2,522,888)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	5,086,527

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,590,017

The accompanying notes are an integral part of the financial statements.	17

Statement of Changes in Net Assets

	For the Six Months Ended 6/30/11 (unaudited)	For the Year Ended 12/31/10
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$12,503,490	$23,870,202
Net realized gain on investments and foreign currency	7,609,415	8,763,961
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(2,522,888)	13,352,510

Net increase from operations	17,590,017	45,986,673

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(24,015,126)
From net realized gain on investments	—	(3,214,343)

Total distributions to shareholders	—	(27,229,469)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	10,920,320	121,289,798

Net increase in net assets	28,510,337	140,047,002

NET ASSETS:

Beginning of period	535,355,347	395,308,345

End of period (including undistributed net investment income of $12,475,114 and distributions in excess of net investment income of $(28,376), respectively)	$563,865,684	$535,355,347

18	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/11 (unaudited)	For the Years Ended

		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.96	$10.49	$9.66	$10.02	$9.98	$9.89

Income (loss) from investment operations:
Net investment income	0.25 [1]	0.55 [1]	0.57 [1]	0.42	0.40	0.37
Net realized and unrealized gain (loss)on investments	0.11	0.51	0.82	(0.32)	0.03	0.08

Total from investment operations	0.36	1.06	1.39	0.10	0.43	0.45

Less distributions to shareholders:
From net investment income	—	(0.52)	(0.56)	(0.45)	(0.39)	(0.36)
From net realized gain on investments	—	(0.07)	—	(0.01)	—	—

Total distributions to shareholders	—	(0.59)	(0.56)	(0.46)	(0.39)	(0.36)

Net asset value - End of period	$11.32	$10.96	$10.49	$9.66	$10.02	$9.98

Net assets - End of period (000’s omitted)	$563,866	$535,355	$395,308	$340,631	$278,494	$224,145

Total return[2]	3.29%	10.18%	14.35%	1.24%	4.34%	4.59%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.75%[3]	0.76%	0.78%	0.80%	0.81%	0.83%
Net investment income	4.57%[3]	4.92%	5.60%	4.84%	4.20%	3.95%
Portfolio turnover	21%	31%	72%	63%	341%	315%

*       The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[4]	0.00%[4]	N/A	N/A	N/A

[1]	Calculated based on average shares outstanding during the period.
[2]

Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[3]	Annualized.
[4]	Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Core Plus Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2011, 6.4 billion shares have been designated in total among 31 series, of which 125 million have been designated as Core Plus Bond Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service that utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

20

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:	$—	$—	$—	$—
Preferred securities:
Financials	14,853,157	2,795,142	12,058,015	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	49,499,841	—	49,499,841	—
States and political subdivisions (municipals)	2,698,750	—	2,698,750	—
Corporate debt:				—
Consumer Discretionary	69,776,991	—	69,776,991	—
Consumer Staples	9,463,095	—	9,463,095	—
Energy	36,201,010	—	36,201,010	—
Financials	162,678,887	—	162,678,887	—
Health Care	19,508,336	—	19,508,336	—
Industrials	68,300,349	—	68,300,349	—
Information Technology	12,601,871	—	12,601,871	—
Materials	33,779,064	—	33,779,064	—
Telecommunication Services	14,820,032	—	14,820,032	—
Utilities	11,676,088	—	11,676,088	—
Convertible corporate debt:				—
Financials	2,811,406	—	2,811,406	—
Health Care	3,282,262	—	3,282,262	—
Information Technology	2,952,963	—	2,952,963	—
Asset-backed securities	6,244,946	—	6,244,946	—
Commercial mortgage-backed securities	22,523,448	—	22,523,448
Foreign government bonds	2,827,808	—	2,827,808	—
Mutual funds	10,540,477	10,540,477	—	—
Other financial instruments**	—	—	—	—

21

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Description	Total	Level 1	Level 2	Level 3
Total assets:	$557,040,781	$13,335,619	$543,705,162	$—

Liabilities:
Other financial instruments**	(90,458)	—	(90,458)	—

Total liabilities	—	—	—	—

Total	$556,950,323	$13,335,619	$543,614,704	$—

*	Includes common stock, warrants and rights.

**

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no Level 3 securities held by the Series as of December 31, 2010 or June 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does

22

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation (continued)

not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed. Realized and unrealized gain or loss arising from a transaction is included in net realized and unrealized gain (loss) on investments.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. Investments in forward foreign currency exchange contacts held by the Series on June 30, 2011 are shown at the end of the Investment Portfolio, which is indicative of volume of derivative activity during the period.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2011.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2011.

23

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2011.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2011, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2007 through December 31, 2010. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of

24

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Other (continued)

assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2012, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.90% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2011. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction- and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2011, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $111,969,150 and $99,734,520, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $34,739,888 and $13,582,507, respectively.

25

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Core Plus Bond Series were:

	For the Six Months Ended 6/30/11		For the Year Ended 12/31/10
	Shares	Amount	Shares	Amount
Sold	3,294,624	$36,753,519	12,957,005	$142,303,123
Reinvested	—	—	2,483,553	26,822,714
Repurchased	(2,315,873)	(25,833,199)	(4,296,032)	(47,836,039)

Total	978,751	$10,920,320	11,144,526	$121,289,798

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives’ counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2011, except forward foreign currency exchange contracts, as shown at the end the Investment Portfolio.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

26

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2010 was as follows:

Ordinary income	$25,263,864
Long-term capital gains	1,965,605

At June 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$525,510,066
Unrealized appreciation	$36,600,911
Unrealized depreciation	(5,070,196)

Net unrealized appreciation	$31,530,715

27

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s
(SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and / or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please do not hesitate to contact Investor Services at 1-800-466-3863.

MNCRPLBND-6/11-SAR

HIGH YIELD BOND SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11-6/30/11
Actual	$1,000.00	$1,039.10	$5.61
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56

*

Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2011 (unaudited)

2

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]		Principal Amount	Value (Note 2)

CORPORATE BONDS - 93.1%

Non-Convertible Corporate Bonds - 93.1%
Consumer Discretionary - 17.9%
Auto Components - 0.9%
UCI International, Inc., 8.625%, 2/15/2019	B3		$1,460,000	$1,503,800

Hotels, Restaurants & Leisure - 3.1%
Cedar Fair LP - Canada’s Wonderland Co. - Magnum Management Corp., 9.125%, 8/1/2018	B2		660,000	704,550
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	B3		1,455,000	1,611,413
Wyndham Worldwide Corp., 9.875%, 5/1/2014	Ba1		570,000	669,386
Wyndham Worldwide Corp., 6.00%, 12/1/2016	Ba1		2,260,000	2,400,072

				5,385,421

Media - 9.6%
Cablevision Systems Corp., 8.625%, 9/15/2017	B1		2,030,000	2,200,013
Columbus International, Inc. (Barbados)[2], 11.50%, 11/20/2014	B2		1,770,000	2,011,163
Kabel BW Erste Beteiligungs GmbH - Kabel Baden-Wurttemberg GmbH & Co. KG (Germany)[2], 7.50%, 3/15/2019	B1		1,660,000	1,693,200
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	B2		1,495,000	1,676,269
Sirius XM Radio, Inc.[2], 9.75%, 9/1/2015	Ba2		940,000	1,034,000
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[2], 8.125%, 12/1/2017	B1		1,590,000	1,689,375
UPCB Finance III Ltd. (Cayman Islands)[2], 6.625%, 7/1/2020	Ba3		3,035,000	2,997,063
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019	Ba2		1,535,000	1,711,525
XM Satellite Radio, Inc.[2], 7.625%, 11/1/2018	B2		1,315,000	1,374,175

				16,386,783

Specialty Retail - 2.9%
DirectBuy Holdings, Inc.[2], 12.00%, 2/1/2017	B2		1,540,000	600,600
Rent-A-Center, Inc., 6.625%, 11/15/2020	BB	[3]	2,375,000	2,363,125
Toys R Us Property Co. II, LLC, 8.50%, 12/1/2017	Ba1		1,885,000	1,969,825

				4,933,550

Textiles, Apparel & Luxury Goods - 1.4%
Jones Group - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	Ba3		2,560,000	2,470,400

Total Consumer Discretionary				30,679,954

Consumer Staples - 4.2%
Beverages - 2.9%
CEDC Finance Corp. International, Inc.[2], 9.125%, 12/1/2016	B1		1,885,000	1,720,063
Constellation Brands, Inc., 8.375%, 12/15/2014	Ba2		1,830,000	2,081,625
Constellation Brands, Inc., 7.25%, 9/1/2016	Ba2		1,000,000	1,092,500

				4,894,188

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]		Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Personal Products - 1.3%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	B2		$2,055,000	$2,209,125

Total Consumer Staples				7,103,313

Energy - 13.0%
Energy Equipment & Services - 4.2%
Calfrac Holdings LP2, 7.50%, 12/1/2020	B2		1,595,000	1,610,950
Complete Production Services, Inc., 8.00%, 12/15/2016	B1		150,000	156,750
SESI LLC[2], 6.375%, 5/1/2019	Ba3		1,675,000	1,658,250
Thermon Industries, Inc., 9.50%, 5/1/2017	B1		1,518,000	1,628,055
Trinidad Drilling Ltd. (Canada)[2], 7.875%, 1/15/2019	B2		1,980,000	2,049,300

				7,103,305

Oil, Gas & Consumable Fuels - 8.8%
Arch Coal, Inc.[2], 7.00%, 6/15/2019	B1		1,050,000	1,047,375
Arch Western Finance LLC, 6.75%, 7/1/2013	B1		611,000	611,764
Coffeyville Resources LLC - Coffeyville Finance, Inc.[2], 9.00%, 4/1/2015	Ba3		604,000	655,340
Coffeyville Resources LLC - Coffeyville Finance, Inc.[2], 10.875%, 4/1/2017	B3		640,000	726,400
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	B2		2,143,000	2,282,295
Linn Energy LLC - Linn Energy Finance Corp.[2], 7.75%, 2/1/2021	B2		1,455,000	1,513,200
MarkWest Energy Partners LP - MarkWest Energy Finance Corp., 6.75%, 11/1/2020	B1		1,550,000	1,581,000
Martin Midstream Partners LP - Martin Midstream Finance Corp., 8.875%, 4/1/2018	B	[3]	1,360,000	1,428,000
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC, 8.875%, 3/15/2018	B1		1,540,000	1,617,000
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	B1		1,410,000	1,487,550
Tesoro Corp., 9.75%, 6/1/2019	Ba1		1,440,000	1,609,200
Whiting Petroleum Corp., 7.00%, 2/1/2014	Ba3		485,000	521,375

				15,080,499

Total Energy				22,183,804

Financials - 8.9%
Capital Markets - 0.8%
Goldman Sachs Capital II4, 5.793%, 12/29/2049	Baa2		1,650,000	1,320,000

Commercial Banks - 0.5%
Wilmington Trust Corp., 8.50%, 4/2/2018	Baa1		755,000	921,995

Consumer Finance - 4.1%
American Express Co.[4], 6.80%, 9/1/2066	Baa2		2,940,000	3,020,850

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]		Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
Credit Acceptance Corp., 9.125%, 2/1/2017	B1		$2,185,000	$2,337,950
Discover Financial Services, 10.25%, 7/15/2019	Ba1		1,305,000	1,686,254

				7,045,054

Insurance - 1.0%
Hartford Financial Services Group, Inc.[4], 8.125%, 6/15/2038	Ba1		1,500,000	1,616,250

Real Estate Investment Trusts (REITS) - 2.5%
DuPont Fabros Technology LP, 8.50%, 12/15/2017	Ba2		1,480,000	1,616,900
Host Hotels & Resorts LP, 6.875%, 11/1/2014	BB	[3]	665,000	681,625
Host Hotels & Resorts LP, 6.375%, 3/15/2015	Ba1		550,000	561,000
Omega Healthcare Investors, Inc., 7.50%, 2/15/2020	Ba2		1,335,000	1,415,100

				4,274,625

Total Financials				15,177,924

Health Care - 12.5%
Biotechnology - 1.0%
STHI Holding Corp.[2], 8.00%, 3/15/2018	B2		1,725,000	1,750,875

Health Care Equipment & Supplies - 6.1%
Alere, Inc., 7.875%, 2/1/2016	B2		1,725,000	1,785,375
Alere, Inc., 9.00%, 5/15/2016	B3		1,323,000	1,377,574
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	Ba2		2,370,000	2,506,275
Fresenius US Finance II, Inc.[2], 9.00%, 7/15/2015	Ba1		2,820,000	3,190,125
Teleflex, Inc., 6.875%, 6/1/2019	B1		1,650,000	1,670,625

				10,529,974

Health Care Providers & Services - 4.4%
BioScrip, Inc., 10.25%, 10/1/2015	Caa1		1,285,000	1,341,218
HCA, Inc., 7.875%, 2/15/2020	Ba2		2,370,000	2,571,450
Health Management Associates, Inc., 6.125%, 4/15/2016	BB	[3]	1,935,000	2,007,563
LifePoint Hospitals, Inc., 6.625%, 10/1/2020	Ba1		1,500,000	1,545,000

				7,465,231

Life Sciences Tools & Services - 1.0%
PharmaNet Development Group, Inc.[2], 10.875%, 4/15/2017	B3		1,350,000	1,687,500

Total Health Care				21,433,580

Industrials - 12.0%
Aerospace & Defense - 1.6%
Ducommun, Inc.[2], 9.75%, 7/15/2018	B3		1,665,000	1,710,787
GeoEye, Inc., 9.625%, 10/1/2015	Ba3		945,000	1,067,850

				2,778,637

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Air Freight & Logistics - 1.0%
Aguila 3 S.A. (Luxembourg)[2], 7.875%, 1/31/2018	B2	$1,690,000	$1,700,563

Airlines - 2.2%
Continental Airlines, Inc.[2], 6.75%, 9/15/2015	Ba2	1,495,000	1,502,475
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B2, 6.375%, 1/2/2016	Ba3	1,490,000	1,430,400
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3	850,000	816,000

			3,748,875

Building Products - 2.3%
Building Materials Corp. of America[2], 6.875%, 8/15/2018	Ba3	825,000	841,500
Building Materials Corp. of America[2], 7.50%, 3/15/2020	Ba3	645,000	678,863
Owens Corning, 9.00%, 6/15/2019	Ba1	2,075,000	2,478,369

			3,998,732

Commercial Services & Supplies - 1.6%
Clean Harbors, Inc., 7.625%, 8/15/2016	Ba3	1,072,000	1,136,320
Clean Harbors, Inc.[2], 7.625%, 8/15/2016	Ba3	250,000	265,000
Garda World Security Corp. (Canada)[2], 9.75%, 3/15/2017	B2	1,290,000	1,364,175

			2,765,495

Construction & Engineering - 0.6%
Boart Longyear Management Pty. Ltd. (Australia)[2], 7.00%, 4/1/2021	Ba2	960,000	981,600

Industrial Conglomerates - 1.4%
GE Capital Trust I4, 6.375%, 11/15/2067	Aa3	2,250,000	2,303,437

Marine - 1.3%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	Ba3	2,195,000	2,260,850

Total Industrials			20,538,189

Information Technology - 4.8%
Communications Equipment - 1.8%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	B1	1,580,000	1,422,000
EH Holding Corp.[2], 6.50%, 6/15/2019	Ba3	1,665,000	1,694,137

			3,116,137

Electronic Equipment, Instruments & Components - 1.0%
CPI International Acquisition, Inc.[2], 8.00%, 2/15/2018	B3	1,700,000	1,606,500

Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	Ba3	645,000	674,025
Advanced Micro Devices, Inc., 7.75%, 8/1/2020	Ba3	760,000	782,800

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	B2	$1,360,000	$1,489,200

			2,946,025

Software - 0.3%
Audatex North America, Inc.[2], 6.75%, 6/15/2018	Ba2	500,000	502,500

Total Information Technology			8,171,162

Materials - 10.4%
Chemicals - 1.9%
Ferro Corp., 7.875%, 8/15/2018	B2	1,470,000	1,525,125
Rhodia S.A. (France)[2], 6.875%, 9/15/2020	B1	1,535,000	1,797,869

			3,322,994

Containers & Packaging - 2.8%
Longview Fibre Paper & Packaging, Inc.[2], 8.00%, 6/1/2016	B2	1,665,000	1,673,325
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[2], 8.75%, 5/15/2018	Caa1	1,375,000	1,350,937
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[2], 7.125%, 4/15/2019	Ba3	1,830,000	1,816,275

			4,840,537

Metals & Mining - 4.3%
Calcipar S.A. (Luxembourg)[2], 6.875%, 5/1/2018	B1	2,510,000	2,516,275
FMG Resources August 2006 Pty. Ltd. (Australia)[2], 6.875%, 2/1/2018	B1	1,690,000	1,715,350
Mirabela Nickel Ltd. (Australia)[2], 8.75%, 4/15/2018	B2	1,680,000	1,671,600
Steel Dynamics, Inc., 7.75%, 4/15/2016	Ba2	1,300,000	1,365,000

			7,268,225

Paper & Forest Products - 1.4%
Georgia-Pacific LLC[2], 8.25%, 5/1/2016	Ba1	2,115,000	2,397,477

Total Materials			17,829,233

Telecommunication Services - 7.5%
Diversified Telecommunication Services - 4.3%
Inmarsat Finance plc (United Kingdom)[2], 7.375%, 12/1/2017	Ba2	2,385,000	2,528,100
Intelsat Jackson Holdings S.A. (Luxembourg)[2], 7.25%, 4/1/2019	B3	2,530,000	2,511,025
Wind Acquisition Finance S.A. (Luxembourg)[2], 11.75%, 7/15/2017	B2	1,800,000	2,038,500
Wind Acquisition Finance S.A. (Luxembourg)[2], 7.25%, 2/15/2018	Ba2	275,000	286,000

			7,363,625

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolio - June 30, 2011 (unaudited)

	Credit Rating[1]	Principal Amount/ Shares	Value (Note 2)

CORPORATE BONDS (continued)

Non - Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services - 3.2%
CC Holdings GS V LLC - Crown Castle GS III Corp.[2], 7.75%, 5/1/2017	Baa3	$3,145,000	$3,404,463
NII Capital Corp., 8.875%, 12/15/2019	B2	1,845,000	2,036,419

			5,440,882

Total Telecommunication Services			12,804,507

Utilities - 1.9%
Gas Utilities - 0.9%
Ferrellgas LP - Ferrellgas Finance Corp.[2], 6.50%, 5/1/2021	Ba3	1,615,000	1,526,175

Independent Power Producers & Energy Traders - 1.0%
The AES Corp., 8.00%, 10/15/2017	B1	1,655,000	1,754,300

Total Utilities			3,280,475

TOTAL CORPORATE BONDS (Identified Cost $154,484,515)			159,202,141

PREFERRED STOCKS - 3.8%

Financials - 3.8%
Commercial Banks - 1.5%
Wells Fargo & Co., Series K5, 7.98%	Baa3	2,335,000	2,521,800

Diversified Financial Services - 2.3%
Bank of America Corp., Series K5, 8.00%	Ba3	1,410,000	1,472,477
JPMorgan Chase & Co., Series 1[5], 7.90%	Baa1	2,275,000	2,443,555

			3,916,032

TOTAL PREFERRED STOCKS (Identified Cost $5,951,799)			6,437,832

SHORT-TERM INVESTMENTS - 1.4%
Dreyfus Cash Management, Inc. - Institutional Shares[6], 0.10%, (Identified Cost $2,364,687)		2,364,687	2,364,687

TOTAL INVESTMENTS - 98.3% (Identified Cost $162,801,001)			168,004,660
OTHER ASSETS, LESS LIABILITIES - 1.7%			2,904,580

NET ASSETS - 100%			$170,909,240

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2011 (unaudited)

[1]	Credit ratings from Moody’s (unaudited).
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $70,520,825, or 41.3%, of the Series’ net assets as of June 30, 2011.

[3]	Credit ratings from S&P (unaudited).
[4]	The coupon rate is floating and is the stated rate as of June 30, 2011.
[5]	The rate shown is a fixed rate as of June 30, 2011; the rate becomes floating in 2049.
[6]	Rate shown is the current yield as of June 30, 2011.

The accompanying notes are an integral part of the financial statements.	9

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments, at value (identified cost $162,801,001) (Note 2)	$168,004,660
Interest receivable	3,079,282
Receivable for fund shares sold	183,125
Dividends receivable	480

TOTAL ASSETS	171,267,547

LIABILITIES:

Accrued management fees (Note 3)	140,409
Accrued fund accounting and administration fees (Note 3)	11,728
Accrued transfer agent fees (Note 3)	2,334
Accrued Chief Compliance Officer service fees (Note 3)	465
Accrued directors’ fees (Note 3)	348
Payable for fund shares repurchased	162,311
Audit fees payable	21,061
Other payables and accrued expenses	19,651

TOTAL LIABILITIES	358,307

TOTAL NET ASSETS	$170,909,240

NET ASSETS CONSIST OF:

Capital stock	$153,134
Additional paid-in-capital	156,931,109
Undistributed net investment income	5,079,898
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	3,541,440
Net unrealized appreciation on investments	5,203,659

TOTAL NET ASSETS	$170,909,240

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($170,909,240/15,313,426 shares)	$11.16

10	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

INVESTMENT INCOME:

Interest	$5,784,342
Dividends	197,915

Total Investment Income	5,982,257

EXPENSES:

Management fees (Note 3)	830,307
Fund accounting and administration fees (Note 3)	30,128
Transfer agent fees (Note 3)	5,725
Directors’ fees (Note 3)	2,299
Chief Compliance Officer service fees (Note 3)	1,315
Custodian fees	4,628
Miscellaneous	49,212

Total Expenses	923,614

NET INVESTMENT INCOME	5,058,643

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	3,134,915
Foreign currency and translation of other assets and liabilities	(35,845)

3,099,070

Net change in unrealized appreciation (depreciation) on-
Investments	(1,826,470)
Foreign currency and translation of other assets and liabilities	(75)

(1,826,545)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	1,272,525

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,331,168

The accompanying notes are an integral part of the financial statements.	11

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/11 (unaudited)	For the Year Ended 12/31/10
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$5,058,643	$9,775,342
Net realized gain on investments and foreign currency	3,099,070	3,882,317
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(1,826,545)	4,696,008

Net increase from operations	6,331,168	18,353,667

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(10,050,478)
From net realized gain on investments	—	(3,847,008)

Total distributions to shareholders	—	(13,897,486)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	6,396,761	26,046,907

Net increase in net assets	12,727,929	30,503,088

NET ASSETS:

Beginning of period	158,181,311	127,678,223

End of period (including undistributed net investment income of $5,079,898 and $21,255, respectively)	$170,909,240	$158,181,311

12	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/11 (unaudited)	For the Year Ended 12/31/10	For the Period 9/14/09[1] to 12/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.74	$10.37	$10.00

Income from investment operations:
Net investment income[2]	0.33	0.75	0.20
Net realized and unrealized gain on investments	0.09	0.66	0.28

Total from investment operations	0.42	1.41	0.48

Less distributions to shareholders:
From net investment income	—	(0.75)	(0.10)
From net realized gain on investments	—	(0.29)	(0.01)

Total distributions to shareholders	—	(1.04)	(0.11)

Net asset value - End of period	$11.16	$10.74	$10.37

Net assets - End of period (000’s omitted)	$170,909	$158,181	$127,678

Total return[3]	3.91%	13.59%	4.82%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.11%[4]	1.14%	1.20%[4]
Net investment income	6.09%[4]	6.79%	6.51%[4]
Portfolio turnover	32%	54%	22%

*       The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[5]	0.02%[4]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]

Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[4]	Annualized.
[5]	Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

High Yield Bond Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”).

The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). On September 14, 2009 the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates and directly to investors. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2011, 6.4 billion shares have been designated in total among 31 series, of which 125 million have been designated as High Yield Bond Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly

14

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:	$—	$—	$—	$—
Preferred securities:
Financials	6,437,832	—	6,437,832	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	—	—	—	—
Corporate debt:				—
Consumer Discretionary	30,679,954	—	30,679,954	—
Consumer Staples	7,103,313	—	7,103,313	—
Energy	22,183,804	—	22,183,804	—
Financials	15,177,924	—	15,177,924	—
Health Care	21,433,580	—	21,433,580	—
Industrials	20,538,189	—	20,538,189	—
Information Technology	8,171,162	—	8,171,162	—
Materials	17,829,233	—	17,829,233	—
Telecommunication Services	12,804,507	—	12,804,507	—
Utilities	3,280,475	—	3,280,475	—
Asset-backed securities	—	—	—	—
Commercial mortgage-backed securities	—	—	—
Mutual funds	2,364,687	2,364,687	—	—
Other financial instruments**	—	—	—	—

Total assets:	168,004,660	2,364,687	165,639,973	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$168,004,660	$2,364,687	$165,639,973	$—

15

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

*	Includes common stock, warrants and rights.

**

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or June 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

16

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2011.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2011, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2009 through the year ended December 31, 2010. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of

17

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Other (continued)

assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2012, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2011. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction- and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2011, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $64,963,531 and $51,003,393, respectively. There were no purchases or sales of U.S. Government securities.

18

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of High Yield Bond Series were:

	For the Six Months Ended 6/30/11		For the Year Ended 12/31/10
	Shares	Amount	Shares	Amount
Sold	1,050,661	$11,592,705	2,275,341	$24,816,656
Reinvested	—	—	1,258,376	13,463,941
Repurchased	(470,382)	(5,195,944)	(1,117,255)	(12,233,690)

Total	580,279	$6,396,761	2,416,462	$26,046,907

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives’ counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2011.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2010 was as follows:

Ordinary income	$13,587,061
Long-term capital gains	310,425

19

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

At June 30, 2011, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$162,801,001
Unrealized appreciation	$6,903,009
Unrealized depreciation	(1,699,350)

Net unrealized appreciation	$5,203,659

20

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On our web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and / or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please do not hesitate to contact Investor Services at 1-800-466-3863.

MNHYYLD-6/11-SAR

ITEM 2:	CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4:	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5:	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:	INVESTMENTS

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8:	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10:	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12:	EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX- 99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

August 29, 2011

/s/ Christine Glavin
Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

August 29, 2011